UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 12/31/2024

Item 1:	Report(s) to Shareholders.

Class A

LBNDX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.79%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 6.77%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Allocation to U.S. high yield corporate bonds. Allocation to equity. Security selection within U.S. investment grade corporate bonds.

Top detractors from performance:  Security selection within agency MBS. Allocation to cash and cash equivalents.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Constrained Index
12/31/2014	$9,778	$10,000	$10,000
1/31/2015	$9,877	$10,210	$10,069
2/28/2015	$10,087	$10,114	$10,309
3/31/2015	$10,111	$10,161	$10,254
4/30/2015	$10,134	$10,124	$10,378
5/31/2015	$10,220	$10,100	$10,408
6/30/2015	$10,067	$9,990	$10,249
7/31/2015	$10,103	$10,059	$10,187
8/31/2015	$9,871	$10,045	$10,006
9/30/2015	$9,703	$10,113	$9,750
10/31/2015	$9,919	$10,114	$10,015
11/30/2015	$9,802	$10,088	$9,791
12/31/2015	$9,608	$10,055	$9,539
1/31/2016	$9,412	$10,193	$9,388
2/29/2016	$9,398	$10,266	$9,432
3/31/2016	$9,765	$10,360	$9,849
4/30/2016	$10,013	$10,400	$10,242
5/31/2016	$10,079	$10,402	$10,316
6/30/2016	$10,186	$10,589	$10,428
7/31/2016	$10,465	$10,656	$10,691
8/31/2016	$10,616	$10,644	$10,930
9/30/2016	$10,670	$10,638	$11,000
10/31/2016	$10,629	$10,556	$11,035
11/30/2016	$10,657	$10,307	$10,991
12/31/2016	$10,794	$10,321	$11,207
1/31/2017	$10,958	$10,341	$11,358
2/28/2017	$11,095	$10,411	$11,535
3/31/2017	$11,082	$10,405	$11,510
4/30/2017	$11,205	$10,486	$11,640
5/31/2017	$11,287	$10,566	$11,744
6/30/2017	$11,314	$10,556	$11,757
7/31/2017	$11,465	$10,601	$11,893
8/31/2017	$11,491	$10,696	$11,889
9/30/2017	$11,601	$10,645	$11,996
10/31/2017	$11,710	$10,652	$12,043
11/30/2017	$11,720	$10,638	$12,011
12/31/2017	$11,788	$10,687	$12,046
1/31/2018	$11,900	$10,564	$12,123
2/28/2018	$11,741	$10,464	$12,010
3/31/2018	$11,669	$10,531	$11,936
4/30/2018	$11,653	$10,452	$12,015
5/31/2018	$11,696	$10,527	$12,013
6/30/2018	$11,651	$10,514	$12,055
7/31/2018	$11,752	$10,516	$12,190
8/31/2018	$11,883	$10,584	$12,278
9/30/2018	$11,927	$10,516	$12,349
10/31/2018	$11,604	$10,433	$12,147
11/30/2018	$11,545	$10,495	$12,037
12/31/2018	$11,342	$10,688	$11,773
1/31/2019	$11,767	$10,801	$12,313
2/28/2019	$11,934	$10,795	$12,521
3/31/2019	$12,115	$11,002	$12,644
4/30/2019	$12,235	$11,005	$12,821
5/31/2019	$12,215	$11,201	$12,658
6/30/2019	$12,551	$11,341	$12,968
7/31/2019	$12,624	$11,366	$13,035
8/31/2019	$12,682	$11,661	$13,086
9/30/2019	$12,629	$11,599	$13,127
10/31/2019	$12,669	$11,634	$13,158
11/30/2019	$12,678	$11,628	$13,194
12/31/2019	$12,859	$11,620	$13,469
1/31/2020	$12,995	$11,843	$13,470
2/29/2020	$12,924	$12,056	$13,261
3/31/2020	$11,329	$11,985	$11,700
4/30/2020	$11,790	$12,198	$12,145
5/31/2020	$12,268	$12,255	$12,696
6/30/2020	$12,473	$12,332	$12,817
7/31/2020	$12,966	$12,517	$13,425
8/31/2020	$13,170	$12,416	$13,559
9/30/2020	$13,031	$12,409	$13,419
10/31/2020	$13,103	$12,353	$13,479
11/30/2020	$13,601	$12,475	$14,020
12/31/2020	$13,835	$12,492	$14,287
1/31/2021	$13,889	$12,402	$14,342
2/28/2021	$14,028	$12,223	$14,392
3/31/2021	$13,951	$12,071	$14,417
4/30/2021	$14,106	$12,166	$14,575
5/31/2021	$14,131	$12,206	$14,617
6/30/2021	$14,255	$12,291	$14,816
7/31/2021	$14,293	$12,429	$14,868
8/31/2021	$14,366	$12,405	$14,950
9/30/2021	$14,270	$12,298	$14,956
10/31/2021	$14,359	$12,294	$14,928
11/30/2021	$14,282	$12,331	$14,773
12/31/2021	$14,286	$12,299	$15,051
1/31/2022	$13,812	$12,034	$14,638
2/28/2022	$13,647	$11,900	$14,508
3/31/2022	$13,436	$11,569	$14,375
4/30/2022	$13,051	$11,130	$13,853
5/31/2022	$13,020	$11,202	$13,886
6/30/2022	$12,374	$11,026	$12,940
7/31/2022	$12,832	$11,296	$13,719
8/31/2022	$12,623	$10,977	$13,393
9/30/2022	$12,158	$10,502	$12,856
10/31/2022	$12,360	$10,366	$13,223
11/30/2022	$12,603	$10,748	$13,471
12/31/2022	$12,474	$10,699	$13,371
1/31/2023	$12,862	$11,028	$13,894
2/28/2023	$12,607	$10,743	$13,717
3/31/2023	$12,697	$11,016	$13,870
4/30/2023	$12,749	$11,083	$14,006
5/31/2023	$12,567	$10,962	$13,873
6/30/2023	$12,712	$10,923	$14,101
7/31/2023	$12,840	$10,915	$14,303
8/31/2023	$12,750	$10,846	$14,346
9/30/2023	$12,531	$10,570	$14,178
10/31/2023	$12,404	$10,403	$14,002
11/30/2023	$12,930	$10,874	$14,642
12/31/2023	$13,329	$11,291	$15,183
1/31/2024	$13,374	$11,260	$15,187
2/29/2024	$13,400	$11,100	$15,232
3/31/2024	$13,598	$11,203	$15,415
4/30/2024	$13,435	$10,920	$15,261
5/31/2024	$13,619	$11,105	$15,436
6/30/2024	$13,706	$11,210	$15,586
7/31/2024	$13,910	$11,472	$15,892
8/31/2024	$14,135	$11,637	$16,146
9/30/2024	$14,341	$11,793	$16,411
10/31/2024	$14,171	$11,500	$16,321
11/30/2024	$14,378	$11,622	$16,509
12/31/2024	$14,231	$11,432	$16,439

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class A at NAV	6.77%	2.05%	3.82%
Class A with sales charge	4.41%	1.58%	3.59%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
ICE BofA U.S. High Yield Constrained Index	8.27%	4.07%	5.10%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$21,916,287,985
# of Portfolio Holdings	923
Portfolio Turnover Rate	290%
Total Advisory Fees Paid	$90,709,003

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	4.09%
Basic Materials	3.85%
Communications	6.12%
Consumer Discretionary	9.52%
Consumer Staples	8.51%
Diversified	0.22%
Domestic Fixed Income	0.88%
Energy	11.59%
Financial	12.60%
Government	3.80%
Health Care	0.27%
Industrial	7.68%
Information Technology	1.20%
Investments in Underlying Funds	0.53%
Other	25.29%
Repurchase Agreements	2.66%
Money Market FundsFootnote Reference(a)	1.07%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LBNDX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

TSR-A-13-A

02/25

Class C

BDLAX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$144	1.40%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 6.12%, reflecting performance at the net asset value (NAV) of Class C shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Allocation to U.S. high yield corporate bonds. Allocation to equity. Security selection within U.S. investment grade corporate bonds.

Top detractors from performance:  Security selection within agency MBS. Allocation to cash and cash equivalents.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Constrained Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,096	$10,210	$10,069
2/28/2015	$10,305	$10,114	$10,309
3/31/2015	$10,324	$10,161	$10,254
4/30/2015	$10,342	$10,124	$10,378
5/31/2015	$10,424	$10,100	$10,408
6/30/2015	$10,263	$9,990	$10,249
7/31/2015	$10,294	$10,059	$10,187
8/31/2015	$10,054	$10,045	$10,006
9/30/2015	$9,878	$10,113	$9,750
10/31/2015	$10,091	$10,114	$10,015
11/30/2015	$9,968	$10,088	$9,791
12/31/2015	$9,765	$10,055	$9,539
1/31/2016	$9,562	$10,193	$9,388
2/29/2016	$9,544	$10,266	$9,432
3/31/2016	$9,910	$10,360	$9,849
4/30/2016	$10,156	$10,400	$10,242
5/31/2016	$10,218	$10,402	$10,316
6/30/2016	$10,320	$10,589	$10,428
7/31/2016	$10,597	$10,656	$10,691
8/31/2016	$10,743	$10,644	$10,930
9/30/2016	$10,793	$10,638	$11,000
10/31/2016	$10,745	$10,556	$11,035
11/30/2016	$10,768	$10,307	$10,991
12/31/2016	$10,901	$10,321	$11,207
1/31/2017	$11,060	$10,341	$11,358
2/28/2017	$11,193	$10,411	$11,535
3/31/2017	$11,174	$10,405	$11,510
4/30/2017	$11,292	$10,486	$11,640
5/31/2017	$11,370	$10,566	$11,744
6/30/2017	$11,390	$10,556	$11,757
7/31/2017	$11,536	$10,601	$11,893
8/31/2017	$11,557	$10,696	$11,889
9/30/2017	$11,661	$10,645	$11,996
10/31/2017	$11,764	$10,652	$12,043
11/30/2017	$11,768	$10,638	$12,011
12/31/2017	$11,831	$10,687	$12,046
1/31/2018	$11,936	$10,564	$12,123
2/28/2018	$11,771	$10,464	$12,010
3/31/2018	$11,693	$10,531	$11,936
4/30/2018	$11,671	$10,452	$12,015
5/31/2018	$11,708	$10,527	$12,013
6/30/2018	$11,672	$10,514	$12,055
7/31/2018	$11,751	$10,516	$12,190
8/31/2018	$11,876	$10,584	$12,278
9/30/2018	$11,914	$10,516	$12,349
10/31/2018	$11,600	$10,433	$12,147
11/30/2018	$11,521	$10,495	$12,037
12/31/2018	$11,313	$10,688	$11,773
1/31/2019	$11,729	$10,801	$12,313
2/28/2019	$11,889	$10,795	$12,521
3/31/2019	$12,064	$11,002	$12,644
4/30/2019	$12,191	$11,005	$12,821
5/31/2019	$12,166	$11,201	$12,658
6/30/2019	$12,477	$11,341	$12,968
7/31/2019	$12,543	$11,366	$13,035
8/31/2019	$12,593	$11,661	$13,086
9/30/2019	$12,535	$11,599	$13,127
10/31/2019	$12,568	$11,634	$13,158
11/30/2019	$12,570	$11,628	$13,194
12/31/2019	$12,758	$11,620	$13,469
1/31/2020	$12,870	$11,843	$13,470
2/29/2020	$12,793	$12,056	$13,261
3/31/2020	$11,212	$11,985	$11,700
4/30/2020	$11,661	$12,198	$12,145
5/31/2020	$12,127	$12,255	$12,696
6/30/2020	$12,322	$12,332	$12,817
7/31/2020	$12,802	$12,517	$13,425
8/31/2020	$12,995	$12,416	$13,559
9/30/2020	$12,852	$12,409	$13,419
10/31/2020	$12,915	$12,353	$13,479
11/30/2020	$13,398	$12,475	$14,020
12/31/2020	$13,621	$12,492	$14,287
1/31/2021	$13,666	$12,402	$14,342
2/28/2021	$13,796	$12,223	$14,392
3/31/2021	$13,713	$12,071	$14,417
4/30/2021	$13,858	$12,166	$14,575
5/31/2021	$13,874	$12,206	$14,617
6/30/2021	$13,989	$12,291	$14,816
7/31/2021	$14,019	$12,429	$14,868
8/31/2021	$14,083	$12,405	$14,950
9/30/2021	$13,982	$12,298	$14,956
10/31/2021	$14,061	$12,294	$14,928
11/30/2021	$13,995	$12,331	$14,773
12/31/2021	$13,975	$12,299	$15,051
1/31/2022	$13,521	$12,034	$14,638
2/28/2022	$13,337	$11,900	$14,508
3/31/2022	$13,125	$11,569	$14,375
4/30/2022	$12,742	$11,130	$13,853
5/31/2022	$12,705	$11,202	$13,886
6/30/2022	$12,070	$11,026	$12,940
7/31/2022	$12,509	$11,296	$13,719
8/31/2022	$12,300	$10,977	$13,393
9/30/2022	$11,841	$10,502	$12,856
10/31/2022	$12,031	$10,366	$13,223
11/30/2022	$12,261	$10,748	$13,471
12/31/2022	$12,129	$10,699	$13,371
1/31/2023	$12,499	$11,028	$13,894
2/28/2023	$12,228	$10,743	$13,717
3/31/2023	$12,327	$11,016	$13,870
4/30/2023	$12,371	$11,083	$14,006
5/31/2023	$12,189	$10,962	$13,873
6/30/2023	$12,323	$10,923	$14,101
7/31/2023	$12,423	$10,915	$14,303
8/31/2023	$12,347	$10,846	$14,346
9/30/2023	$12,129	$10,570	$14,178
10/31/2023	$11,983	$10,403	$14,002
11/30/2023	$12,502	$10,874	$14,642
12/31/2023	$12,880	$11,291	$15,183
1/31/2024	$12,917	$11,260	$15,187
2/29/2024	$12,936	$11,100	$15,232
3/31/2024	$13,102	$11,203	$15,415
4/30/2024	$12,939	$10,920	$15,261
5/31/2024	$13,127	$11,105	$15,436
6/30/2024	$13,205	$11,210	$15,586
7/31/2024	$13,394	$11,472	$15,892
8/31/2024	$13,584	$11,637	$16,146
9/30/2024	$13,794	$11,793	$16,411
10/31/2024	$13,624	$11,500	$16,321
11/30/2024	$13,816	$11,622	$16,509
12/31/2024	$13,668	$11,432	$16,439

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class C at NAV	6.12%	1.39%	3.17%
Class C with sales charge	5.12%	1.39%	3.17%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
ICE BofA U.S. High Yield Constrained Index	8.27%	4.07%	5.10%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$21,916,287,985
# of Portfolio Holdings	923
Portfolio Turnover Rate	290%
Total Advisory Fees Paid	$90,709,003

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	4.09%
Basic Materials	3.85%
Communications	6.12%
Consumer Discretionary	9.52%
Consumer Staples	8.51%
Diversified	0.22%
Domestic Fixed Income	0.88%
Energy	11.59%
Financial	12.60%
Government	3.80%
Health Care	0.27%
Industrial	7.68%
Information Technology	1.20%
Investments in Underlying Funds	0.53%
Other	25.29%
Repurchase Agreements	2.66%
Money Market FundsFootnote Reference(a)	1.07%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

BDLAX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

TSR-A-673-C

02/25

Class F

LBDFX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$71	0.69%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 6.88%, reflecting performance at the net asset value (NAV) of Class F shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Allocation to U.S. high yield corporate bonds. Allocation to equity. Security selection within U.S. investment grade corporate bonds.

Top detractors from performance:  Security selection within agency MBS. Allocation to cash and cash equivalents.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Constrained Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,115	$10,210	$10,069
2/28/2015	$10,331	$10,114	$10,309
3/31/2015	$10,356	$10,161	$10,254
4/30/2015	$10,381	$10,124	$10,378
5/31/2015	$10,469	$10,100	$10,408
6/30/2015	$10,314	$9,990	$10,249
7/31/2015	$10,351	$10,059	$10,187
8/31/2015	$10,114	$10,045	$10,006
9/30/2015	$9,942	$10,113	$9,750
10/31/2015	$10,164	$10,114	$10,015
11/30/2015	$10,045	$10,088	$9,791
12/31/2015	$9,847	$10,055	$9,539
1/31/2016	$9,647	$10,193	$9,388
2/29/2016	$9,633	$10,266	$9,432
3/31/2016	$10,010	$10,360	$9,849
4/30/2016	$10,266	$10,400	$10,242
5/31/2016	$10,334	$10,402	$10,316
6/30/2016	$10,444	$10,589	$10,428
7/31/2016	$10,732	$10,656	$10,691
8/31/2016	$10,887	$10,644	$10,930
9/30/2016	$10,944	$10,638	$11,000
10/31/2016	$10,902	$10,556	$11,035
11/30/2016	$10,932	$10,307	$10,991
12/31/2016	$11,074	$10,321	$11,207
1/31/2017	$11,228	$10,341	$11,358
2/28/2017	$11,384	$10,411	$11,535
3/31/2017	$11,372	$10,405	$11,510
4/30/2017	$11,499	$10,486	$11,640
5/31/2017	$11,584	$10,566	$11,744
6/30/2017	$11,612	$10,556	$11,757
7/31/2017	$11,768	$10,601	$11,893
8/31/2017	$11,796	$10,696	$11,889
9/30/2017	$11,895	$10,645	$11,996
10/31/2017	$12,023	$10,652	$12,043
11/30/2017	$12,034	$10,638	$12,011
12/31/2017	$12,106	$10,687	$12,046
1/31/2018	$12,221	$10,564	$12,123
2/28/2018	$12,058	$10,464	$12,010
3/31/2018	$11,985	$10,531	$11,936
4/30/2018	$11,969	$10,452	$12,015
5/31/2018	$12,000	$10,527	$12,013
6/30/2018	$11,970	$10,514	$12,055
7/31/2018	$12,059	$10,516	$12,190
8/31/2018	$12,211	$10,584	$12,278
9/30/2018	$12,242	$10,516	$12,349
10/31/2018	$11,925	$10,433	$12,147
11/30/2018	$11,865	$10,495	$12,037
12/31/2018	$11,642	$10,688	$11,773
1/31/2019	$12,080	$10,801	$12,313
2/28/2019	$12,252	$10,795	$12,521
3/31/2019	$12,440	$11,002	$12,644
4/30/2019	$12,580	$11,005	$12,821
5/31/2019	$12,561	$11,201	$12,658
6/30/2019	$12,892	$11,341	$12,968
7/31/2019	$12,984	$11,366	$13,035
8/31/2019	$13,044	$11,661	$13,086
9/30/2019	$12,990	$11,599	$13,127
10/31/2019	$13,017	$11,634	$13,158
11/30/2019	$13,042	$11,628	$13,194
12/31/2019	$13,230	$11,620	$13,469
1/31/2020	$13,371	$11,843	$13,470
2/29/2020	$13,283	$12,056	$13,261
3/31/2020	$11,657	$11,985	$11,700
4/30/2020	$12,133	$12,198	$12,145
5/31/2020	$12,626	$12,255	$12,696
6/30/2020	$12,838	$12,332	$12,817
7/31/2020	$13,348	$12,517	$13,425
8/31/2020	$13,558	$12,416	$13,559
9/30/2020	$13,417	$12,409	$13,419
10/31/2020	$13,475	$12,353	$13,479
11/30/2020	$14,006	$12,475	$14,020
12/31/2020	$14,232	$12,492	$14,287
1/31/2021	$14,305	$12,402	$14,342
2/28/2021	$14,433	$12,223	$14,392
3/31/2021	$14,371	$12,071	$14,417
4/30/2021	$14,515	$12,166	$14,575
5/31/2021	$14,558	$12,206	$14,617
6/30/2021	$14,670	$12,291	$14,816
7/31/2021	$14,711	$12,429	$14,868
8/31/2021	$14,787	$12,405	$14,950
9/30/2021	$14,690	$12,298	$14,956
10/31/2021	$14,800	$12,294	$14,928
11/30/2021	$14,721	$12,331	$14,773
12/31/2021	$14,727	$12,299	$15,051
1/31/2022	$14,239	$12,034	$14,638
2/28/2022	$14,069	$11,900	$14,508
3/31/2022	$13,853	$11,569	$14,375
4/30/2022	$13,438	$11,130	$13,853
5/31/2022	$13,407	$11,202	$13,886
6/30/2022	$12,759	$11,026	$12,940
7/31/2022	$13,233	$11,296	$13,719
8/31/2022	$13,019	$10,977	$13,393
9/30/2022	$12,539	$10,502	$12,856
10/31/2022	$12,748	$10,366	$13,223
11/30/2022	$13,001	$10,748	$13,471
12/31/2022	$12,868	$10,699	$13,371
1/31/2023	$13,270	$11,028	$13,894
2/28/2023	$13,008	$10,743	$13,717
3/31/2023	$13,102	$11,016	$13,870
4/30/2023	$13,157	$11,083	$14,006
5/31/2023	$12,970	$10,962	$13,873
6/30/2023	$13,121	$10,923	$14,101
7/31/2023	$13,235	$10,915	$14,303
8/31/2023	$13,162	$10,846	$14,346
9/30/2023	$12,936	$10,570	$14,178
10/31/2023	$12,806	$10,403	$14,002
11/30/2023	$13,350	$10,874	$14,642
12/31/2023	$13,764	$11,291	$15,183
1/31/2024	$13,812	$11,260	$15,187
2/29/2024	$13,840	$11,100	$15,232
3/31/2024	$14,026	$11,203	$15,415
4/30/2024	$13,859	$10,920	$15,261
5/31/2024	$14,070	$11,105	$15,436
6/30/2024	$14,161	$11,210	$15,586
7/31/2024	$14,373	$11,472	$15,892
8/31/2024	$14,587	$11,637	$16,146
9/30/2024	$14,821	$11,793	$16,411
10/31/2024	$14,646	$11,500	$16,321
11/30/2024	$14,862	$11,622	$16,509
12/31/2024	$14,711	$11,432	$16,439

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class F at NAV	6.88%	2.14%	3.94%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
ICE BofA U.S. High Yield Constrained Index	8.27%	4.07%	5.10%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$21,916,287,985
# of Portfolio Holdings	923
Portfolio Turnover Rate	290%
Total Advisory Fees Paid	$90,709,003

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	4.09%
Basic Materials	3.85%
Communications	6.12%
Consumer Discretionary	9.52%
Consumer Staples	8.51%
Diversified	0.22%
Domestic Fixed Income	0.88%
Energy	11.59%
Financial	12.60%
Government	3.80%
Health Care	0.27%
Industrial	7.68%
Information Technology	1.20%
Investments in Underlying Funds	0.53%
Other	25.29%
Repurchase Agreements	2.66%
Money Market FundsFootnote Reference(a)	1.07%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LBDFX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

TSR-A-1004-F

02/25

Class F3

LBNOX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$52	0.50%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 7.09%, reflecting performance at the net asset value (NAV) of Class F3 shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Allocation to U.S. high yield corporate bonds. Allocation to equity. Security selection within U.S. investment grade corporate bonds.

Top detractors from performance:  Security selection within agency MBS. Allocation to cash and cash equivalents.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Constrained Index
4/4/2017	$10,000	$10,000	$10,000
4/30/2017	$10,109	$10,051	$10,111
5/31/2017	$10,186	$10,128	$10,201
6/30/2017	$10,211	$10,118	$10,212
7/31/2017	$10,350	$10,162	$10,330
8/31/2017	$10,389	$10,253	$10,328
9/30/2017	$10,478	$10,204	$10,420
10/31/2017	$10,579	$10,210	$10,461
11/30/2017	$10,604	$10,197	$10,433
12/31/2017	$10,655	$10,244	$10,463
1/31/2018	$10,758	$10,126	$10,531
2/28/2018	$10,628	$10,030	$10,432
3/31/2018	$10,552	$10,094	$10,368
4/30/2018	$10,540	$10,019	$10,437
5/31/2018	$10,581	$10,091	$10,435
6/30/2018	$10,556	$10,078	$10,471
7/31/2018	$10,637	$10,080	$10,588
8/31/2018	$10,758	$10,145	$10,665
9/30/2018	$10,800	$10,080	$10,727
10/31/2018	$10,522	$10,000	$10,551
11/30/2018	$10,470	$10,060	$10,456
12/31/2018	$10,274	$10,245	$10,226
1/31/2019	$10,663	$10,354	$10,696
2/28/2019	$10,817	$10,348	$10,877
3/31/2019	$10,985	$10,546	$10,983
4/30/2019	$11,110	$10,549	$11,137
5/31/2019	$11,095	$10,736	$10,995
6/30/2019	$11,389	$10,871	$11,265
7/31/2019	$11,458	$10,895	$11,323
8/31/2019	$11,513	$11,177	$11,367
9/30/2019	$11,467	$11,118	$11,403
10/31/2019	$11,506	$11,151	$11,429
11/30/2019	$11,530	$11,146	$11,461
12/31/2019	$11,698	$11,138	$11,700
1/31/2020	$11,810	$11,352	$11,701
2/29/2020	$11,748	$11,557	$11,519
3/31/2020	$10,308	$11,489	$10,164
4/30/2020	$10,731	$11,693	$10,550
5/31/2020	$11,171	$11,747	$11,029
6/30/2020	$11,360	$11,821	$11,133
7/31/2020	$11,799	$11,998	$11,662
8/31/2020	$11,988	$11,901	$11,778
9/30/2020	$11,863	$11,894	$11,656
10/31/2020	$11,931	$11,841	$11,709
11/30/2020	$12,390	$11,958	$12,178
12/31/2020	$12,607	$11,974	$12,411
1/31/2021	$12,659	$11,888	$12,458
2/28/2021	$12,788	$11,716	$12,502
3/31/2021	$12,720	$11,570	$12,524
4/30/2021	$12,865	$11,662	$12,661
5/31/2021	$12,890	$11,700	$12,697
6/30/2021	$13,006	$11,782	$12,870
7/31/2021	$13,044	$11,914	$12,915
8/31/2021	$13,114	$11,891	$12,987
9/30/2021	$13,028	$11,788	$12,992
10/31/2021	$13,113	$11,785	$12,967
11/30/2021	$13,045	$11,820	$12,833
12/31/2021	$13,051	$11,789	$13,074
1/31/2022	$12,635	$11,535	$12,716
2/28/2022	$12,470	$11,407	$12,602
3/31/2022	$12,295	$11,090	$12,486
4/30/2022	$11,928	$10,669	$12,033
5/31/2022	$11,902	$10,738	$12,062
6/30/2022	$11,326	$10,569	$11,240
7/31/2022	$11,734	$10,828	$11,917
8/31/2022	$11,561	$10,522	$11,634
9/30/2022	$11,136	$10,067	$11,167
10/31/2022	$11,307	$9,937	$11,486
11/30/2022	$11,550	$10,302	$11,702
12/31/2022	$11,433	$10,256	$11,615
1/31/2023	$11,793	$10,571	$12,069
2/28/2023	$11,544	$10,298	$11,915
3/31/2023	$11,646	$10,559	$12,048
4/30/2023	$11,696	$10,623	$12,166
5/31/2023	$11,531	$10,508	$12,051
6/30/2023	$11,667	$10,470	$12,248
7/31/2023	$11,771	$10,463	$12,424
8/31/2023	$11,707	$10,396	$12,461
9/30/2023	$11,508	$10,132	$12,316
10/31/2023	$11,394	$9,972	$12,163
11/30/2023	$11,881	$10,424	$12,718
12/31/2023	$12,235	$10,823	$13,189
1/31/2024	$12,280	$10,793	$13,192
2/29/2024	$12,324	$10,640	$13,231
3/31/2024	$12,492	$10,739	$13,390
4/30/2024	$12,344	$10,467	$13,257
5/31/2024	$12,534	$10,645	$13,408
6/30/2024	$12,618	$10,746	$13,539
7/31/2024	$12,809	$10,997	$13,805
8/31/2024	$13,002	$11,155	$14,025
9/30/2024	$13,213	$11,304	$14,255
10/31/2024	$13,059	$11,024	$14,178
11/30/2024	$13,253	$11,140	$14,341
12/31/2024	$13,102	$10,958	$14,280

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/4/17
Class F3 at NAV	7.09%	2.29%	3.55%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.19%
ICE BofA U.S. High Yield Constrained Index	8.27%	4.07%	4.71%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$21,916,287,985
# of Portfolio Holdings	923
Portfolio Turnover Rate	290%
Total Advisory Fees Paid	$90,709,003

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	4.09%
Basic Materials	3.85%
Communications	6.12%
Consumer Discretionary	9.52%
Consumer Staples	8.51%
Diversified	0.22%
Domestic Fixed Income	0.88%
Energy	11.59%
Financial	12.60%
Government	3.80%
Health Care	0.27%
Industrial	7.68%
Information Technology	1.20%
Investments in Underlying Funds	0.53%
Other	25.29%
Repurchase Agreements	2.66%
Money Market FundsFootnote Reference(a)	1.07%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LBNOX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

TSR-A-8952-F3

02/25

Class I

LBNYX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	0.59%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 6.99%, reflecting performance at the net asset value (NAV) of Class I shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Allocation to U.S. high yield corporate bonds. Allocation to equity. Security selection within U.S. investment grade corporate bonds.

Top detractors from performance:  Security selection within agency MBS. Allocation to cash and cash equivalents.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Constrained Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,103	$10,210	$10,069
2/28/2015	$10,320	$10,114	$10,309
3/31/2015	$10,346	$10,161	$10,254
4/30/2015	$10,371	$10,124	$10,378
5/31/2015	$10,448	$10,100	$10,408
6/30/2015	$10,305	$9,990	$10,249
7/31/2015	$10,330	$10,059	$10,187
8/31/2015	$10,107	$10,045	$10,006
9/30/2015	$9,935	$10,113	$9,750
10/31/2015	$10,159	$10,114	$10,015
11/30/2015	$10,040	$10,088	$9,791
12/31/2015	$9,841	$10,055	$9,539
1/31/2016	$9,641	$10,193	$9,388
2/29/2016	$9,629	$10,266	$9,432
3/31/2016	$10,008	$10,360	$9,849
4/30/2016	$10,265	$10,400	$10,242
5/31/2016	$10,335	$10,402	$10,316
6/30/2016	$10,446	$10,589	$10,428
7/31/2016	$10,722	$10,656	$10,691
8/31/2016	$10,893	$10,644	$10,930
9/30/2016	$10,950	$10,638	$11,000
10/31/2016	$10,909	$10,556	$11,035
11/30/2016	$10,939	$10,307	$10,991
12/31/2016	$11,083	$10,321	$11,207
1/31/2017	$11,239	$10,341	$11,358
2/28/2017	$11,396	$10,411	$11,535
3/31/2017	$11,385	$10,405	$11,510
4/30/2017	$11,499	$10,486	$11,640
5/31/2017	$11,600	$10,566	$11,744
6/30/2017	$11,614	$10,556	$11,757
7/31/2017	$11,786	$10,601	$11,893
8/31/2017	$11,815	$10,696	$11,889
9/30/2017	$11,915	$10,645	$11,996
10/31/2017	$12,030	$10,652	$12,043
11/30/2017	$12,057	$10,638	$12,011
12/31/2017	$12,129	$10,687	$12,046
1/31/2018	$12,231	$10,564	$12,123
2/28/2018	$12,083	$10,464	$12,010
3/31/2018	$11,996	$10,531	$11,936
4/30/2018	$11,996	$10,452	$12,015
5/31/2018	$12,027	$10,527	$12,013
6/30/2018	$11,998	$10,514	$12,055
7/31/2018	$12,089	$10,516	$12,190
8/31/2018	$12,242	$10,584	$12,278
9/30/2018	$12,274	$10,516	$12,349
10/31/2018	$11,956	$10,433	$12,147
11/30/2018	$11,897	$10,495	$12,037
12/31/2018	$11,672	$10,688	$11,773
1/31/2019	$12,114	$10,801	$12,313
2/28/2019	$12,289	$10,795	$12,521
3/31/2019	$12,479	$11,002	$12,644
4/30/2019	$12,620	$11,005	$12,821
5/31/2019	$12,602	$11,201	$12,658
6/30/2019	$12,936	$11,341	$12,968
7/31/2019	$13,013	$11,366	$13,035
8/31/2019	$13,075	$11,661	$13,086
9/30/2019	$13,022	$11,599	$13,127
10/31/2019	$13,066	$11,634	$13,158
11/30/2019	$13,093	$11,628	$13,194
12/31/2019	$13,283	$11,620	$13,469
1/31/2020	$13,409	$11,843	$13,470
2/29/2020	$13,338	$12,056	$13,261
3/31/2020	$11,700	$11,985	$11,700
4/30/2020	$12,180	$12,198	$12,145
5/31/2020	$12,679	$12,255	$12,696
6/30/2020	$12,893	$12,332	$12,817
7/31/2020	$13,391	$12,517	$13,425
8/31/2020	$13,621	$12,416	$13,559
9/30/2020	$13,462	$12,409	$13,419
10/31/2020	$13,539	$12,353	$13,479
11/30/2020	$14,059	$12,475	$14,020
12/31/2020	$14,305	$12,492	$14,287
1/31/2021	$14,363	$12,402	$14,342
2/28/2021	$14,509	$12,223	$14,392
3/31/2021	$14,431	$12,071	$14,417
4/30/2021	$14,594	$12,166	$14,575
5/31/2021	$14,639	$12,206	$14,617
6/30/2021	$14,753	$12,291	$14,816
7/31/2021	$14,796	$12,429	$14,868
8/31/2021	$14,874	$12,405	$14,950
9/30/2021	$14,776	$12,298	$14,956
10/31/2021	$14,871	$12,294	$14,928
11/30/2021	$14,810	$12,331	$14,773
12/31/2021	$14,799	$12,299	$15,051
1/31/2022	$14,325	$12,034	$14,638
2/28/2022	$14,155	$11,900	$14,508
3/31/2022	$13,937	$11,569	$14,375
4/30/2022	$13,520	$11,130	$13,853
5/31/2022	$13,489	$11,202	$13,886
6/30/2022	$12,835	$11,026	$12,940
7/31/2022	$13,315	$11,296	$13,719
8/31/2022	$13,099	$10,977	$13,393
9/30/2022	$12,616	$10,502	$12,856
10/31/2022	$12,828	$10,366	$13,223
11/30/2022	$13,084	$10,748	$13,471
12/31/2022	$12,951	$10,699	$13,371
1/31/2023	$13,358	$11,028	$13,894
2/28/2023	$13,093	$10,743	$13,717
3/31/2023	$13,190	$11,016	$13,870
4/30/2023	$13,246	$11,083	$14,006
5/31/2023	$13,058	$10,962	$13,873
6/30/2023	$13,230	$10,923	$14,101
7/31/2023	$13,347	$10,915	$14,303
8/31/2023	$13,255	$10,846	$14,346
9/30/2023	$13,046	$10,570	$14,178
10/31/2023	$12,897	$10,403	$14,002
11/30/2023	$13,448	$10,874	$14,642
12/31/2023	$13,867	$11,291	$15,183
1/31/2024	$13,917	$11,260	$15,187
2/29/2024	$13,946	$11,100	$15,232
3/31/2024	$14,155	$11,203	$15,415
4/30/2024	$13,987	$10,920	$15,261
5/31/2024	$14,181	$11,105	$15,436
6/30/2024	$14,274	$11,210	$15,586
7/31/2024	$14,490	$11,472	$15,892
8/31/2024	$14,707	$11,637	$16,146
9/30/2024	$14,945	$11,793	$16,411
10/31/2024	$14,769	$11,500	$16,321
11/30/2024	$14,988	$11,622	$16,509
12/31/2024	$14,836	$11,432	$16,439

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class I at NAV	6.99%	2.24%	4.02%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
ICE BofA U.S. High Yield Constrained Index	8.27%	4.07%	5.10%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$21,916,287,985
# of Portfolio Holdings	923
Portfolio Turnover Rate	290%
Total Advisory Fees Paid	$90,709,003

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	4.09%
Basic Materials	3.85%
Communications	6.12%
Consumer Discretionary	9.52%
Consumer Staples	8.51%
Diversified	0.22%
Domestic Fixed Income	0.88%
Energy	11.59%
Financial	12.60%
Government	3.80%
Health Care	0.27%
Industrial	7.68%
Information Technology	1.20%
Investments in Underlying Funds	0.53%
Other	25.29%
Repurchase Agreements	2.66%
Money Market FundsFootnote Reference(a)	1.07%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LBNYX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

TSR-A-688-I

02/25

Class P

LBNPX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$107	1.04%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 6.49%, reflecting performance at the net asset value (NAV) of Class P shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Allocation to U.S. high yield corporate bonds. Allocation to equity. Security selection within U.S. investment grade corporate bonds.

Top detractors from performance:  Security selection within agency MBS. Allocation to cash and cash equivalents.

Fund Performance

Total Return Based on $10,000 Investment

	Class P	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Constrained Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,112	$10,210	$10,069
2/28/2015	$10,322	$10,114	$10,309
3/31/2015	$10,347	$10,161	$10,254
4/30/2015	$10,371	$10,124	$10,378
5/31/2015	$10,457	$10,100	$10,408
6/30/2015	$10,304	$9,990	$10,249
7/31/2015	$10,328	$10,059	$10,187
8/31/2015	$10,097	$10,045	$10,006
9/30/2015	$9,929	$10,113	$9,750
10/31/2015	$10,145	$10,114	$10,015
11/30/2015	$10,029	$10,088	$9,791
12/31/2015	$9,834	$10,055	$9,539
1/31/2016	$9,626	$10,193	$9,388
2/29/2016	$9,613	$10,266	$9,432
3/31/2016	$9,980	$10,360	$9,849
4/30/2016	$10,242	$10,400	$10,242
5/31/2016	$10,309	$10,402	$10,316
6/30/2016	$10,429	$10,589	$10,428
7/31/2016	$10,696	$10,656	$10,691
8/31/2016	$10,860	$10,644	$10,930
9/30/2016	$10,915	$10,638	$11,000
10/31/2016	$10,874	$10,556	$11,035
11/30/2016	$10,902	$10,307	$10,991
12/31/2016	$11,041	$10,321	$11,207
1/31/2017	$11,204	$10,341	$11,358
2/28/2017	$11,342	$10,411	$11,535
3/31/2017	$11,330	$10,405	$11,510
4/30/2017	$11,453	$10,486	$11,640
5/31/2017	$11,536	$10,566	$11,744
6/30/2017	$11,563	$10,556	$11,757
7/31/2017	$11,714	$10,601	$11,893
8/31/2017	$11,755	$10,696	$11,889
9/30/2017	$11,851	$10,645	$11,996
10/31/2017	$11,960	$10,652	$12,043
11/30/2017	$11,985	$10,638	$12,011
12/31/2017	$12,054	$10,687	$12,046
1/31/2018	$12,166	$10,564	$12,123
2/28/2018	$12,007	$10,464	$12,010
3/31/2018	$11,922	$10,531	$11,936
4/30/2018	$11,906	$10,452	$12,015
5/31/2018	$11,950	$10,527	$12,013
6/30/2018	$11,918	$10,514	$12,055
7/31/2018	$12,003	$10,516	$12,190
8/31/2018	$12,133	$10,584	$12,278
9/30/2018	$12,175	$10,516	$12,349
10/31/2018	$11,851	$10,433	$12,147
11/30/2018	$11,791	$10,495	$12,037
12/31/2018	$11,572	$10,688	$11,773
1/31/2019	$11,994	$10,801	$12,313
2/28/2019	$12,159	$10,795	$12,521
3/31/2019	$12,354	$11,002	$12,644
4/30/2019	$12,487	$11,005	$12,821
5/31/2019	$12,466	$11,201	$12,658
6/30/2019	$12,784	$11,341	$12,968
7/31/2019	$12,854	$11,366	$13,035
8/31/2019	$12,925	$11,661	$13,086
9/30/2019	$12,856	$11,599	$13,127
10/31/2019	$12,894	$11,634	$13,158
11/30/2019	$12,916	$11,628	$13,194
12/31/2019	$13,095	$11,620	$13,469
1/31/2020	$13,228	$11,843	$13,470
2/29/2020	$13,140	$12,056	$13,261
3/31/2020	$11,521	$11,985	$11,700
4/30/2020	$11,994	$12,198	$12,145
5/31/2020	$12,484	$12,255	$12,696
6/30/2020	$12,685	$12,332	$12,817
7/31/2020	$13,174	$12,517	$13,425
8/31/2020	$13,391	$12,416	$13,559
9/30/2020	$13,235	$12,409	$13,419
10/31/2020	$13,304	$12,353	$13,479
11/30/2020	$13,814	$12,475	$14,020
12/31/2020	$14,044	$12,492	$14,287
1/31/2021	$14,095	$12,402	$14,342
2/28/2021	$14,232	$12,223	$14,392
3/31/2021	$14,153	$12,071	$14,417
4/30/2021	$14,305	$12,166	$14,575
5/31/2021	$14,344	$12,206	$14,617
6/30/2021	$14,448	$12,291	$14,816
7/31/2021	$14,484	$12,429	$14,868
8/31/2021	$14,554	$12,405	$14,950
9/30/2021	$14,457	$12,298	$14,956
10/31/2021	$14,560	$12,294	$14,928
11/30/2021	$14,481	$12,331	$14,773
12/31/2021	$14,466	$12,299	$15,051
1/31/2022	$13,995	$12,034	$14,638
2/28/2022	$13,813	$11,900	$14,508
3/31/2022	$13,602	$11,569	$14,375
4/30/2022	$13,202	$11,130	$13,853
5/31/2022	$13,170	$11,202	$13,886
6/30/2022	$12,529	$11,026	$12,940
7/31/2022	$12,981	$11,296	$13,719
8/31/2022	$12,773	$10,977	$13,393
9/30/2022	$12,294	$10,502	$12,856
10/31/2022	$12,492	$10,366	$13,223
11/30/2022	$12,748	$10,748	$13,471
12/31/2022	$12,602	$10,699	$13,371
1/31/2023	$13,001	$11,028	$13,894
2/28/2023	$12,730	$10,743	$13,717
3/31/2023	$12,817	$11,016	$13,870
4/30/2023	$12,868	$11,083	$14,006
5/31/2023	$12,687	$10,962	$13,873
6/30/2023	$12,846	$10,923	$14,101
7/31/2023	$12,953	$10,915	$14,303
8/31/2023	$12,863	$10,846	$14,346
9/30/2023	$12,645	$10,570	$14,178
10/31/2023	$12,501	$10,403	$14,002
11/30/2023	$13,036	$10,874	$14,642
12/31/2023	$13,428	$11,291	$15,183
1/31/2024	$13,471	$11,260	$15,187
2/29/2024	$13,514	$11,100	$15,232
3/31/2024	$13,689	$11,203	$15,415
4/30/2024	$13,527	$10,920	$15,261
5/31/2024	$13,725	$11,105	$15,436
6/30/2024	$13,791	$11,210	$15,586
7/31/2024	$14,010	$11,472	$15,892
8/31/2024	$14,210	$11,637	$16,146
9/30/2024	$14,430	$11,793	$16,411
10/31/2024	$14,243	$11,500	$16,321
11/30/2024	$14,464	$11,622	$16,509
12/31/2024	$14,299	$11,432	$16,439

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class P at NAV	6.49%	1.77%	3.64%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
ICE BofA U.S. High Yield Constrained Index	8.27%	4.07%	5.10%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$21,916,287,985
# of Portfolio Holdings	923
Portfolio Turnover Rate	290%
Total Advisory Fees Paid	$90,709,003

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	4.09%
Basic Materials	3.85%
Communications	6.12%
Consumer Discretionary	9.52%
Consumer Staples	8.51%
Diversified	0.22%
Domestic Fixed Income	0.88%
Energy	11.59%
Financial	12.60%
Government	3.80%
Health Care	0.27%
Industrial	7.68%
Information Technology	1.20%
Investments in Underlying Funds	0.53%
Other	25.29%
Repurchase Agreements	2.66%
Money Market FundsFootnote Reference(a)	1.07%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class P

LBNPX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

TSR-A-698-P

02/25

Class R2

LBNQX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$123	1.19%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 6.35%, reflecting performance at the net asset value (NAV) of Class R2 shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Allocation to U.S. high yield corporate bonds. Allocation to equity. Security selection within U.S. investment grade corporate bonds.

Top detractors from performance:  Security selection within agency MBS. Allocation to cash and cash equivalents.

Fund Performance

Total Return Based on $10,000 Investment

	Class R2	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Constrained Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,098	$10,210	$10,069
2/28/2015	$10,309	$10,114	$10,309
3/31/2015	$10,330	$10,161	$10,254
4/30/2015	$10,351	$10,124	$10,378
5/31/2015	$10,435	$10,100	$10,408
6/30/2015	$10,276	$9,990	$10,249
7/31/2015	$10,308	$10,059	$10,187
8/31/2015	$10,069	$10,045	$10,006
9/30/2015	$9,894	$10,113	$9,750
10/31/2015	$10,111	$10,114	$10,015
11/30/2015	$9,988	$10,088	$9,791
12/31/2015	$9,787	$10,055	$9,539
1/31/2016	$9,584	$10,193	$9,388
2/29/2016	$9,568	$10,266	$9,432
3/31/2016	$9,937	$10,360	$9,849
4/30/2016	$10,187	$10,400	$10,242
5/31/2016	$10,251	$10,402	$10,316
6/30/2016	$10,355	$10,589	$10,428
7/31/2016	$10,636	$10,656	$10,691
8/31/2016	$10,785	$10,644	$10,930
9/30/2016	$10,837	$10,638	$11,000
10/31/2016	$10,791	$10,556	$11,035
11/30/2016	$10,816	$10,307	$10,991
12/31/2016	$10,952	$10,321	$11,207
1/31/2017	$11,114	$10,341	$11,358
2/28/2017	$11,250	$10,411	$11,535
3/31/2017	$11,233	$10,405	$11,510
4/30/2017	$11,354	$10,486	$11,640
5/31/2017	$11,434	$10,566	$11,744
6/30/2017	$11,457	$10,556	$11,757
7/31/2017	$11,606	$10,601	$11,893
8/31/2017	$11,629	$10,696	$11,889
9/30/2017	$11,736	$10,645	$11,996
10/31/2017	$11,842	$10,652	$12,043
11/30/2017	$11,849	$10,638	$12,011
12/31/2017	$11,914	$10,687	$12,046
1/31/2018	$12,022	$10,564	$12,123
2/28/2018	$11,858	$10,464	$12,010
3/31/2018	$11,781	$10,531	$11,936
4/30/2018	$11,761	$10,452	$12,015
5/31/2018	$11,801	$10,527	$12,013
6/30/2018	$11,766	$10,514	$12,055
7/31/2018	$11,849	$10,516	$12,190
8/31/2018	$11,978	$10,584	$12,278
9/30/2018	$12,018	$10,516	$12,349
10/31/2018	$11,703	$10,433	$12,147
11/30/2018	$11,625	$10,495	$12,037
12/31/2018	$11,417	$10,688	$11,773
1/31/2019	$11,841	$10,801	$12,313
2/28/2019	$12,005	$10,795	$12,521
3/31/2019	$12,183	$11,002	$12,644
4/30/2019	$12,315	$11,005	$12,821
5/31/2019	$12,291	$11,201	$12,658
6/30/2019	$12,610	$11,341	$12,968
7/31/2019	$12,678	$11,366	$13,035
8/31/2019	$12,732	$11,661	$13,086
9/30/2019	$12,675	$11,599	$13,127
10/31/2019	$12,711	$11,634	$13,158
11/30/2019	$12,715	$11,628	$13,194
12/31/2019	$12,893	$11,620	$13,469
1/31/2020	$13,025	$11,843	$13,470
2/29/2020	$12,950	$12,056	$13,261
3/31/2020	$11,347	$11,985	$11,700
4/30/2020	$11,806	$12,198	$12,145
5/31/2020	$12,280	$12,255	$12,696
6/30/2020	$12,481	$12,332	$12,817
7/31/2020	$12,971	$12,517	$13,425
8/31/2020	$13,170	$12,416	$13,559
9/30/2020	$13,027	$12,409	$13,419
10/31/2020	$13,094	$12,353	$13,479
11/30/2020	$13,588	$12,475	$14,020
12/31/2020	$13,817	$12,492	$14,287
1/31/2021	$13,866	$12,402	$14,342
2/28/2021	$14,001	$12,223	$14,392
3/31/2021	$13,919	$12,071	$14,417
4/30/2021	$14,069	$12,166	$14,575
5/31/2021	$14,089	$12,206	$14,617
6/30/2021	$14,208	$12,291	$14,816
7/31/2021	$14,242	$12,429	$14,868
8/31/2021	$14,309	$12,405	$14,950
9/30/2021	$14,209	$12,298	$14,956
10/31/2021	$14,293	$12,294	$14,928
11/30/2021	$14,212	$12,331	$14,773
12/31/2021	$14,211	$12,299	$15,051
1/31/2022	$13,752	$12,034	$14,638
2/28/2022	$13,566	$11,900	$14,508
3/31/2022	$13,352	$11,569	$14,375
4/30/2022	$12,965	$11,130	$13,853
5/31/2022	$12,930	$11,202	$13,886
6/30/2022	$12,301	$11,026	$12,940
7/31/2022	$12,735	$11,296	$13,719
8/31/2022	$12,541	$10,977	$13,393
9/30/2022	$12,057	$10,502	$12,856
10/31/2022	$12,253	$10,366	$13,223
11/30/2022	$12,508	$10,748	$13,471
12/31/2022	$12,358	$10,699	$13,371
1/31/2023	$12,738	$11,028	$13,894
2/28/2023	$12,482	$10,743	$13,717
3/31/2023	$12,567	$11,016	$13,870
4/30/2023	$12,615	$11,083	$14,006
5/31/2023	$12,430	$10,962	$13,873
6/30/2023	$12,588	$10,923	$14,101
7/31/2023	$12,692	$10,915	$14,303
8/31/2023	$12,599	$10,846	$14,346
9/30/2023	$12,396	$10,570	$14,178
10/31/2023	$12,249	$10,403	$14,002
11/30/2023	$12,763	$10,874	$14,642
12/31/2023	$13,153	$11,291	$15,183
1/31/2024	$13,193	$11,260	$15,187
2/29/2024	$13,215	$11,100	$15,232
3/31/2024	$13,406	$11,203	$15,415
4/30/2024	$13,241	$10,920	$15,261
5/31/2024	$13,417	$11,105	$15,436
6/30/2024	$13,498	$11,210	$15,586
7/31/2024	$13,695	$11,472	$15,892
8/31/2024	$13,912	$11,637	$16,146
9/30/2024	$14,109	$11,793	$16,411
10/31/2024	$13,938	$11,500	$16,321
11/30/2024	$14,156	$11,622	$16,509
12/31/2024	$13,988	$11,432	$16,439

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R2 at NAV	6.35%	1.64%	3.41%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
ICE BofA U.S. High Yield Constrained Index	8.27%	4.07%	5.10%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$21,916,287,985
# of Portfolio Holdings	923
Portfolio Turnover Rate	290%
Total Advisory Fees Paid	$90,709,003

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	4.09%
Basic Materials	3.85%
Communications	6.12%
Consumer Discretionary	9.52%
Consumer Staples	8.51%
Diversified	0.22%
Domestic Fixed Income	0.88%
Energy	11.59%
Financial	12.60%
Government	3.80%
Health Care	0.27%
Industrial	7.68%
Information Technology	1.20%
Investments in Underlying Funds	0.53%
Other	25.29%
Repurchase Agreements	2.66%
Money Market FundsFootnote Reference(a)	1.07%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R2

LBNQX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

TSR-A-1043-R2

02/25

Class R3

LBNRX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$113	1.09%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 6.45%, reflecting performance at the net asset value (NAV) of Class R3 shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Allocation to U.S. high yield corporate bonds. Allocation to equity. Security selection within U.S. investment grade corporate bonds.

Top detractors from performance:  Security selection within agency MBS. Allocation to cash and cash equivalents.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Constrained Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,111	$10,210	$10,069
2/28/2015	$10,324	$10,114	$10,309
3/31/2015	$10,346	$10,161	$10,254
4/30/2015	$10,368	$10,124	$10,378
5/31/2015	$10,440	$10,100	$10,408
6/30/2015	$10,294	$9,990	$10,249
7/31/2015	$10,315	$10,059	$10,187
8/31/2015	$10,076	$10,045	$10,006
9/30/2015	$9,901	$10,113	$9,750
10/31/2015	$10,119	$10,114	$10,015
11/30/2015	$10,010	$10,088	$9,791
12/31/2015	$9,809	$10,055	$9,539
1/31/2016	$9,606	$10,193	$9,388
2/29/2016	$9,590	$10,266	$9,432
3/31/2016	$9,949	$10,360	$9,849
4/30/2016	$10,213	$10,400	$10,242
5/31/2016	$10,278	$10,402	$10,316
6/30/2016	$10,384	$10,589	$10,428
7/31/2016	$10,653	$10,656	$10,691
8/31/2016	$10,818	$10,644	$10,930
9/30/2016	$10,871	$10,638	$11,000
10/31/2016	$10,826	$10,556	$11,035
11/30/2016	$10,851	$10,307	$10,991
12/31/2016	$10,989	$10,321	$11,207
1/31/2017	$11,139	$10,341	$11,358
2/28/2017	$11,290	$10,411	$11,535
3/31/2017	$11,274	$10,405	$11,510
4/30/2017	$11,382	$10,486	$11,640
5/31/2017	$11,478	$10,566	$11,744
6/30/2017	$11,488	$10,556	$11,757
7/31/2017	$11,652	$10,601	$11,893
8/31/2017	$11,676	$10,696	$11,889
9/30/2017	$11,771	$10,645	$11,996
10/31/2017	$11,878	$10,652	$12,043
11/30/2017	$11,900	$10,638	$12,011
12/31/2017	$11,967	$10,687	$12,046
1/31/2018	$12,077	$10,564	$12,123
2/28/2018	$11,912	$10,464	$12,010
3/31/2018	$11,837	$10,531	$11,936
4/30/2018	$11,817	$10,452	$12,015
5/31/2018	$11,843	$10,527	$12,013
6/30/2018	$11,810	$10,514	$12,055
7/31/2018	$11,894	$10,516	$12,190
8/31/2018	$12,039	$10,584	$12,278
9/30/2018	$12,066	$10,516	$12,349
10/31/2018	$11,750	$10,433	$12,147
11/30/2018	$11,687	$10,495	$12,037
12/31/2018	$11,463	$10,688	$11,773
1/31/2019	$11,891	$10,801	$12,313
2/28/2019	$12,057	$10,795	$12,521
3/31/2019	$12,238	$11,002	$12,644
4/30/2019	$12,371	$11,005	$12,821
5/31/2019	$12,348	$11,201	$12,658
6/30/2019	$12,670	$11,341	$12,968
7/31/2019	$12,740	$11,366	$13,035
8/31/2019	$12,811	$11,661	$13,086
9/30/2019	$12,738	$11,599	$13,127
10/31/2019	$12,776	$11,634	$13,158
11/30/2019	$12,797	$11,628	$13,194
12/31/2019	$12,977	$11,620	$13,469
1/31/2020	$13,111	$11,843	$13,470
2/29/2020	$13,020	$12,056	$13,261
3/31/2020	$11,422	$11,985	$11,700
4/30/2020	$11,885	$12,198	$12,145
5/31/2020	$12,365	$12,255	$12,696
6/30/2020	$12,568	$12,332	$12,817
7/31/2020	$13,046	$12,517	$13,425
8/31/2020	$13,265	$12,416	$13,559
9/30/2020	$13,105	$12,409	$13,419
10/31/2020	$13,174	$12,353	$13,479
11/30/2020	$13,673	$12,475	$14,020
12/31/2020	$13,905	$12,492	$14,287
1/31/2021	$13,972	$12,402	$14,342
2/28/2021	$14,093	$12,223	$14,392
3/31/2021	$14,028	$12,071	$14,417
4/30/2021	$14,164	$12,166	$14,575
5/31/2021	$14,202	$12,206	$14,617
6/30/2021	$14,306	$12,291	$14,816
7/31/2021	$14,341	$12,429	$14,868
8/31/2021	$14,411	$12,405	$14,950
9/30/2021	$14,311	$12,298	$14,956
10/31/2021	$14,414	$12,294	$14,928
11/30/2021	$14,332	$12,331	$14,773
12/31/2021	$14,333	$12,299	$15,051
1/31/2022	$13,853	$12,034	$14,638
2/28/2022	$13,684	$11,900	$14,508
3/31/2022	$13,469	$11,569	$14,375
4/30/2022	$13,062	$11,130	$13,853
5/31/2022	$13,027	$11,202	$13,886
6/30/2022	$12,393	$11,026	$12,940
7/31/2022	$12,832	$11,296	$13,719
8/31/2022	$12,637	$10,977	$13,393
9/30/2022	$12,167	$10,502	$12,856
10/31/2022	$12,366	$10,366	$13,223
11/30/2022	$12,607	$10,748	$13,471
12/31/2022	$12,474	$10,699	$13,371
1/31/2023	$12,859	$11,028	$13,894
2/28/2023	$12,583	$10,743	$13,717
3/31/2023	$12,688	$11,016	$13,870
4/30/2023	$12,737	$11,083	$14,006
5/31/2023	$12,552	$10,962	$13,873
6/30/2023	$12,693	$10,923	$14,101
7/31/2023	$12,818	$10,915	$14,303
8/31/2023	$12,725	$10,846	$14,346
9/30/2023	$12,502	$10,570	$14,178
10/31/2023	$12,373	$10,403	$14,002
11/30/2023	$12,894	$10,874	$14,642
12/31/2023	$13,290	$11,291	$15,183
1/31/2024	$13,331	$11,260	$15,187
2/29/2024	$13,354	$11,100	$15,232
3/31/2024	$13,529	$11,203	$15,415
4/30/2024	$13,363	$10,920	$15,261
5/31/2024	$13,562	$11,105	$15,436
6/30/2024	$13,645	$11,210	$15,586
7/31/2024	$13,845	$11,472	$15,892
8/31/2024	$14,046	$11,637	$16,146
9/30/2024	$14,267	$11,793	$16,411
10/31/2024	$14,095	$11,500	$16,321
11/30/2024	$14,297	$11,622	$16,509
12/31/2024	$14,147	$11,432	$16,439

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Class R3 at NAV	6.45%	1.74%	3.53%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.35%
ICE BofA U.S. High Yield Constrained Index	8.27%	4.07%	5.10%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$21,916,287,985
# of Portfolio Holdings	923
Portfolio Turnover Rate	290%
Total Advisory Fees Paid	$90,709,003

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	4.09%
Basic Materials	3.85%
Communications	6.12%
Consumer Discretionary	9.52%
Consumer Staples	8.51%
Diversified	0.22%
Domestic Fixed Income	0.88%
Energy	11.59%
Financial	12.60%
Government	3.80%
Health Care	0.27%
Industrial	7.68%
Information Technology	1.20%
Investments in Underlying Funds	0.53%
Other	25.29%
Repurchase Agreements	2.66%
Money Market FundsFootnote Reference(a)	1.07%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LBNRX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

TSR-A-2048-R3

02/25

Class R4

LBNSX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$87	0.84%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 6.72%, reflecting performance at the net asset value (NAV) of Class R4 shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Allocation to U.S. high yield corporate bonds. Allocation to equity. Security selection within U.S. investment grade corporate bonds.

Top detractors from performance:  Security selection within agency MBS. Allocation to cash and cash equivalents.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Constrained Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,035	$10,070	$9,939
8/31/2015	$9,804	$10,055	$9,763
9/30/2015	$9,637	$10,123	$9,513
10/31/2015	$9,851	$10,125	$9,771
11/30/2015	$9,735	$10,098	$9,553
12/31/2015	$9,541	$10,065	$9,307
1/31/2016	$9,346	$10,204	$9,159
2/29/2016	$9,332	$10,276	$9,202
3/31/2016	$9,696	$10,371	$9,609
4/30/2016	$9,942	$10,410	$9,993
5/31/2016	$10,007	$10,413	$10,065
6/30/2016	$10,113	$10,600	$10,174
7/31/2016	$10,389	$10,667	$10,431
8/31/2016	$10,552	$10,655	$10,664
9/30/2016	$10,592	$10,649	$10,732
10/31/2016	$10,563	$10,567	$10,766
11/30/2016	$10,577	$10,317	$10,723
12/31/2016	$10,713	$10,332	$10,934
1/31/2017	$10,875	$10,352	$11,081
2/28/2017	$11,011	$10,422	$11,254
3/31/2017	$11,011	$10,416	$11,230
4/30/2017	$11,119	$10,497	$11,357
5/31/2017	$11,201	$10,577	$11,458
6/30/2017	$11,226	$10,567	$11,471
7/31/2017	$11,376	$10,612	$11,603
8/31/2017	$11,401	$10,707	$11,600
9/30/2017	$11,510	$10,656	$11,704
10/31/2017	$11,617	$10,663	$11,750
11/30/2017	$11,627	$10,649	$11,718
12/31/2017	$11,695	$10,698	$11,752
1/31/2018	$11,804	$10,575	$11,828
2/28/2018	$11,646	$10,474	$11,718
3/31/2018	$11,575	$10,542	$11,645
4/30/2018	$11,558	$10,463	$11,723
5/31/2018	$11,600	$10,538	$11,721
6/30/2018	$11,570	$10,525	$11,761
7/31/2018	$11,655	$10,527	$11,893
8/31/2018	$11,785	$10,595	$11,979
9/30/2018	$11,828	$10,527	$12,049
10/31/2018	$11,522	$10,444	$11,851
11/30/2018	$11,463	$10,506	$11,744
12/31/2018	$11,247	$10,699	$11,486
1/31/2019	$11,667	$10,813	$12,014
2/28/2019	$11,832	$10,806	$12,217
3/31/2019	$12,012	$11,014	$12,336
4/30/2019	$12,145	$11,017	$12,509
5/31/2019	$12,125	$11,212	$12,350
6/30/2019	$12,443	$11,353	$12,653
7/31/2019	$12,514	$11,378	$12,717
8/31/2019	$12,571	$11,673	$12,767
9/30/2019	$12,518	$11,611	$12,807
10/31/2019	$12,558	$11,646	$12,837
11/30/2019	$12,581	$11,640	$12,872
12/31/2019	$12,760	$11,632	$13,141
1/31/2020	$12,879	$11,855	$13,142
2/29/2020	$12,808	$12,069	$12,938
3/31/2020	$11,227	$11,998	$11,416
4/30/2020	$11,684	$12,211	$11,850
5/31/2020	$12,157	$12,268	$12,387
6/30/2020	$12,359	$12,345	$12,505
7/31/2020	$12,848	$12,530	$13,098
8/31/2020	$13,049	$12,428	$13,229
9/30/2020	$12,911	$12,422	$13,092
10/31/2020	$12,981	$12,366	$13,151
11/30/2020	$13,475	$12,488	$13,678
12/31/2020	$13,706	$12,505	$13,939
1/31/2021	$13,759	$12,415	$13,993
2/28/2021	$13,896	$12,236	$14,042
3/31/2021	$13,819	$12,083	$14,066
4/30/2021	$13,972	$12,178	$14,220
5/31/2021	$13,996	$12,218	$14,261
6/30/2021	$14,118	$12,304	$14,456
7/31/2021	$14,156	$12,442	$14,506
8/31/2021	$14,227	$12,418	$14,586
9/30/2021	$14,132	$12,310	$14,592
10/31/2021	$14,220	$12,307	$14,565
11/30/2021	$14,159	$12,344	$14,414
12/31/2021	$14,146	$12,312	$14,685
1/31/2022	$13,693	$12,047	$14,282
2/28/2022	$13,512	$11,912	$14,154
3/31/2022	$13,303	$11,581	$14,025
4/30/2022	$12,921	$11,142	$13,515
5/31/2022	$12,889	$11,214	$13,548
6/30/2022	$12,266	$11,038	$12,625
7/31/2022	$12,702	$11,307	$13,385
8/31/2022	$12,512	$10,988	$13,067
9/30/2022	$12,034	$10,513	$12,543
10/31/2022	$12,233	$10,377	$12,901
11/30/2022	$12,491	$10,759	$13,143
12/31/2022	$12,345	$10,710	$13,046
1/31/2023	$12,728	$11,040	$13,556
2/28/2023	$12,476	$10,754	$13,383
3/31/2023	$12,564	$11,027	$13,532
4/30/2023	$12,634	$11,094	$13,665
5/31/2023	$12,435	$10,973	$13,536
6/30/2023	$12,596	$10,934	$13,757
7/31/2023	$12,704	$10,927	$13,955
8/31/2023	$12,614	$10,857	$13,997
9/30/2023	$12,415	$10,581	$13,833
10/31/2023	$12,271	$10,414	$13,661
11/30/2023	$12,790	$10,886	$14,285
12/31/2023	$13,185	$11,302	$14,813
1/31/2024	$13,229	$11,271	$14,817
2/29/2024	$13,273	$11,112	$14,861
3/31/2024	$13,449	$11,215	$15,039
4/30/2024	$13,288	$10,931	$14,890
5/31/2024	$13,488	$11,117	$15,060
6/30/2024	$13,554	$11,222	$15,207
7/31/2024	$13,756	$11,484	$15,506
8/31/2024	$13,977	$11,649	$15,753
9/30/2024	$14,200	$11,805	$16,011
10/31/2024	$14,012	$11,512	$15,924
11/30/2024	$14,235	$11,634	$16,108
12/31/2024	$14,070	$11,444	$16,039

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R4 at NAV	6.72%	1.97%	3.66%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.43%
ICE BofA U.S. High Yield Constrained Index	8.27%	4.07%	5.10%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$21,916,287,985
# of Portfolio Holdings	923
Portfolio Turnover Rate	290%
Total Advisory Fees Paid	$90,709,003

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	4.09%
Basic Materials	3.85%
Communications	6.12%
Consumer Discretionary	9.52%
Consumer Staples	8.51%
Diversified	0.22%
Domestic Fixed Income	0.88%
Energy	11.59%
Financial	12.60%
Government	3.80%
Health Care	0.27%
Industrial	7.68%
Information Technology	1.20%
Investments in Underlying Funds	0.53%
Other	25.29%
Repurchase Agreements	2.66%
Money Market FundsFootnote Reference(a)	1.07%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LBNSX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

TSR-A-8701-R4

02/25

Class R5

LBNTX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$61	0.59%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 6.99%, reflecting performance at the net asset value (NAV) of Class R5 shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Allocation to U.S. high yield corporate bonds. Allocation to equity. Security selection within U.S. investment grade corporate bonds.

Top detractors from performance:  Security selection within agency MBS. Allocation to cash and cash equivalents.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Constrained Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,037	$10,070	$9,939
8/31/2015	$9,807	$10,055	$9,763
9/30/2015	$9,641	$10,123	$9,513
10/31/2015	$9,858	$10,125	$9,771
11/30/2015	$9,743	$10,098	$9,553
12/31/2015	$9,550	$10,065	$9,307
1/31/2016	$9,356	$10,204	$9,159
2/29/2016	$9,343	$10,276	$9,202
3/31/2016	$9,711	$10,371	$9,609
4/30/2016	$9,974	$10,410	$9,993
5/31/2016	$10,028	$10,413	$10,065
6/30/2016	$10,150	$10,600	$10,174
7/31/2016	$10,417	$10,667	$10,431
8/31/2016	$10,583	$10,655	$10,664
9/30/2016	$10,626	$10,649	$10,732
10/31/2016	$10,599	$10,567	$10,766
11/30/2016	$10,629	$10,317	$10,723
12/31/2016	$10,755	$10,332	$10,934
1/31/2017	$10,920	$10,352	$11,081
2/28/2017	$11,072	$10,422	$11,254
3/31/2017	$11,061	$10,416	$11,230
4/30/2017	$11,172	$10,497	$11,357
5/31/2017	$11,257	$10,577	$11,458
6/30/2017	$11,285	$10,567	$11,471
7/31/2017	$11,438	$10,612	$11,603
8/31/2017	$11,481	$10,707	$11,600
9/30/2017	$11,578	$10,656	$11,704
10/31/2017	$11,689	$10,663	$11,750
11/30/2017	$11,715	$10,649	$11,718
12/31/2017	$11,772	$10,698	$11,752
1/31/2018	$11,885	$10,575	$11,828
2/28/2018	$11,742	$10,474	$11,718
3/31/2018	$11,657	$10,542	$11,645
4/30/2018	$11,657	$10,463	$11,723
5/31/2018	$11,688	$10,538	$11,721
6/30/2018	$11,659	$10,525	$11,761
7/31/2018	$11,748	$10,527	$11,893
8/31/2018	$11,896	$10,595	$11,979
9/30/2018	$11,927	$10,527	$12,049
10/31/2018	$11,619	$10,444	$11,851
11/30/2018	$11,562	$10,506	$11,744
12/31/2018	$11,344	$10,699	$11,486
1/31/2019	$11,773	$10,813	$12,014
2/28/2019	$11,943	$10,806	$12,217
3/31/2019	$12,127	$11,014	$12,336
4/30/2019	$12,265	$11,017	$12,509
5/31/2019	$12,247	$11,212	$12,350
6/30/2019	$12,572	$11,353	$12,653
7/31/2019	$12,647	$11,378	$12,717
8/31/2019	$12,706	$11,673	$12,767
9/30/2019	$12,655	$11,611	$12,807
10/31/2019	$12,698	$11,646	$12,837
11/30/2019	$12,724	$11,640	$12,872
12/31/2019	$12,909	$11,632	$13,141
1/31/2020	$13,032	$11,855	$13,142
2/29/2020	$12,962	$12,069	$12,938
3/31/2020	$11,373	$11,998	$11,416
4/30/2020	$11,839	$12,211	$11,850
5/31/2020	$12,323	$12,268	$12,387
6/30/2020	$12,531	$12,345	$12,505
7/31/2020	$13,015	$12,530	$13,098
8/31/2020	$13,239	$12,428	$13,229
9/30/2020	$13,085	$12,422	$13,092
10/31/2020	$13,159	$12,366	$13,151
11/30/2020	$13,664	$12,488	$13,678
12/31/2020	$13,902	$12,505	$13,939
1/31/2021	$13,959	$12,415	$13,993
2/28/2021	$14,101	$12,236	$14,042
3/31/2021	$14,025	$12,083	$14,066
4/30/2021	$14,184	$12,178	$14,220
5/31/2021	$14,228	$12,218	$14,261
6/30/2021	$14,339	$12,304	$14,456
7/31/2021	$14,380	$12,442	$14,506
8/31/2021	$14,456	$12,418	$14,586
9/30/2021	$14,362	$12,310	$14,592
10/31/2021	$14,471	$12,307	$14,565
11/30/2021	$14,395	$12,344	$14,414
12/31/2021	$14,384	$12,312	$14,685
1/31/2022	$13,924	$12,047	$14,282
2/28/2022	$13,759	$11,912	$14,154
3/31/2022	$13,548	$11,581	$14,025
4/30/2022	$13,142	$11,142	$13,515
5/31/2022	$13,113	$11,214	$13,548
6/30/2022	$12,478	$11,038	$12,625
7/31/2022	$12,926	$11,307	$13,385
8/31/2022	$12,735	$10,988	$13,067
9/30/2022	$12,265	$10,513	$12,543
10/31/2022	$12,472	$10,377	$12,901
11/30/2022	$12,720	$10,759	$13,143
12/31/2022	$12,591	$10,710	$13,046
1/31/2023	$12,986	$11,040	$13,556
2/28/2023	$12,729	$10,754	$13,383
3/31/2023	$12,823	$11,027	$13,532
4/30/2023	$12,878	$11,094	$13,665
5/31/2023	$12,695	$10,973	$13,536
6/30/2023	$12,862	$10,934	$13,757
7/31/2023	$12,976	$10,927	$13,955
8/31/2023	$12,886	$10,857	$13,997
9/30/2023	$12,684	$10,581	$13,833
10/31/2023	$12,539	$10,414	$13,661
11/30/2023	$13,074	$10,886	$14,285
12/31/2023	$13,482	$11,302	$14,813
1/31/2024	$13,530	$11,271	$14,817
2/29/2024	$13,558	$11,112	$14,861
3/31/2024	$13,761	$11,215	$15,039
4/30/2024	$13,598	$10,931	$14,890
5/31/2024	$13,786	$11,117	$15,060
6/30/2024	$13,877	$11,222	$15,207
7/31/2024	$14,086	$11,484	$15,506
8/31/2024	$14,317	$11,649	$15,753
9/30/2024	$14,528	$11,805	$16,011
10/31/2024	$14,358	$11,512	$15,924
11/30/2024	$14,571	$11,634	$16,108
12/31/2024	$14,423	$11,444	$16,039

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R5 at NAV	6.99%	2.24%	3.93%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.43%
ICE BofA U.S. High Yield Constrained Index	8.27%	4.07%	5.10%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$21,916,287,985
# of Portfolio Holdings	923
Portfolio Turnover Rate	290%
Total Advisory Fees Paid	$90,709,003

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	4.09%
Basic Materials	3.85%
Communications	6.12%
Consumer Discretionary	9.52%
Consumer Staples	8.51%
Diversified	0.22%
Domestic Fixed Income	0.88%
Energy	11.59%
Financial	12.60%
Government	3.80%
Health Care	0.27%
Industrial	7.68%
Information Technology	1.20%
Investments in Underlying Funds	0.53%
Other	25.29%
Repurchase Agreements	2.66%
Money Market FundsFootnote Reference(a)	1.07%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LBNTX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

TSR-A-8733-R5

02/25

Class R6

LBNVX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Bond Debenture Fund for the period of January 1, 2024 to December 31, 2024, as well as certain changes to the Fund. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$52	0.50%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended December 31, 2024, the Fund returned 7.09%, reflecting performance at the net asset value (NAV) of Class R6 shares with all distributions reinvested, compared to the Fund’s benchmark and broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, which returned 1.25% over the same period.

Positive factors for the markets included momentum around the soft-landing narrative, which was supported by signs of a cooling labor market and a slowing economy. This led to the U.S. Federal Reserve lowering its policy rate by 50 basis points in September, 25 basis points in November, and 25 basis points in December. Mixed economic data, including softer consumer price index reports and fluctuating job market indicators, contributed to rate cut expectations during the period, and also sparked recession fears. However, these factors were mostly balanced by strong consumer spending and retail sales.

Top contributors to performance: Allocation to U.S. high yield corporate bonds. Allocation to equity. Security selection within U.S. investment grade corporate bonds.

Top detractors from performance:  Security selection within agency MBS. Allocation to cash and cash equivalents.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. High Yield Constrained Index
6/30/2015	$10,000	$10,000	$10,000
7/31/2015	$10,038	$10,070	$9,939
8/31/2015	$9,809	$10,055	$9,763
9/30/2015	$9,640	$10,123	$9,513
10/31/2015	$9,857	$10,125	$9,771
11/30/2015	$9,756	$10,098	$9,553
12/31/2015	$9,564	$10,065	$9,307
1/31/2016	$9,370	$10,204	$9,159
2/29/2016	$9,346	$10,276	$9,202
3/31/2016	$9,714	$10,371	$9,609
4/30/2016	$9,978	$10,410	$9,993
5/31/2016	$10,033	$10,413	$10,065
6/30/2016	$10,155	$10,600	$10,174
7/31/2016	$10,424	$10,667	$10,431
8/31/2016	$10,590	$10,655	$10,664
9/30/2016	$10,634	$10,649	$10,732
10/31/2016	$10,608	$10,567	$10,766
11/30/2016	$10,638	$10,317	$10,723
12/31/2016	$10,765	$10,332	$10,934
1/31/2017	$10,931	$10,352	$11,081
2/28/2017	$11,071	$10,422	$11,254
3/31/2017	$11,074	$10,416	$11,230
4/30/2017	$11,186	$10,497	$11,357
5/31/2017	$11,271	$10,577	$11,458
6/30/2017	$11,300	$10,567	$11,471
7/31/2017	$11,454	$10,612	$11,603
8/31/2017	$11,483	$10,707	$11,600
9/30/2017	$11,596	$10,656	$11,704
10/31/2017	$11,708	$10,663	$11,750
11/30/2017	$11,721	$10,649	$11,718
12/31/2017	$11,792	$10,698	$11,752
1/31/2018	$11,907	$10,575	$11,828
2/28/2018	$11,749	$10,474	$11,718
3/31/2018	$11,679	$10,542	$11,645
4/30/2018	$11,665	$10,463	$11,723
5/31/2018	$11,711	$10,538	$11,721
6/30/2018	$11,684	$10,525	$11,761
7/31/2018	$11,773	$10,527	$11,893
8/31/2018	$11,908	$10,595	$11,979
9/30/2018	$11,954	$10,527	$12,049
10/31/2018	$11,646	$10,444	$11,851
11/30/2018	$11,589	$10,506	$11,744
12/31/2018	$11,372	$10,699	$11,486
1/31/2019	$11,803	$10,813	$12,014
2/28/2019	$11,973	$10,806	$12,217
3/31/2019	$12,159	$11,014	$12,336
4/30/2019	$12,298	$11,017	$12,509
5/31/2019	$12,280	$11,212	$12,350
6/30/2019	$12,607	$11,353	$12,653
7/31/2019	$12,683	$11,378	$12,717
8/31/2019	$12,743	$11,673	$12,767
9/30/2019	$12,692	$11,611	$12,807
10/31/2019	$12,736	$11,646	$12,837
11/30/2019	$12,747	$11,640	$12,872
12/31/2019	$12,933	$11,632	$13,141
1/31/2020	$13,073	$11,855	$13,142
2/29/2020	$13,004	$12,069	$12,938
3/31/2020	$11,410	$11,998	$11,416
4/30/2020	$11,879	$12,211	$11,850
5/31/2020	$12,365	$12,268	$12,387
6/30/2020	$12,558	$12,345	$12,505
7/31/2020	$13,061	$12,530	$13,098
8/31/2020	$13,270	$12,428	$13,229
9/30/2020	$13,132	$12,422	$13,092
10/31/2020	$13,207	$12,366	$13,151
11/30/2020	$13,715	$12,488	$13,678
12/31/2020	$13,955	$12,505	$13,939
1/31/2021	$14,013	$12,415	$13,993
2/28/2021	$14,156	$12,236	$14,042
3/31/2021	$14,081	$12,083	$14,066
4/30/2021	$14,241	$12,178	$14,220
5/31/2021	$14,269	$12,218	$14,261
6/30/2021	$14,398	$12,304	$14,456
7/31/2021	$14,440	$12,442	$14,506
8/31/2021	$14,517	$12,418	$14,586
9/30/2021	$14,423	$12,310	$14,592
10/31/2021	$14,517	$12,307	$14,565
11/30/2021	$14,441	$12,344	$14,414
12/31/2021	$14,448	$12,312	$14,685
1/31/2022	$13,987	$12,047	$14,282
2/28/2022	$13,805	$11,912	$14,154
3/31/2022	$13,593	$11,581	$14,025
4/30/2022	$13,204	$11,142	$13,515
5/31/2022	$13,176	$11,214	$13,548
6/30/2022	$12,539	$11,038	$12,625
7/31/2022	$12,990	$11,307	$13,385
8/31/2022	$12,799	$10,988	$13,067
9/30/2022	$12,328	$10,513	$12,543
10/31/2022	$12,518	$10,377	$12,901
11/30/2022	$12,786	$10,759	$13,143
12/31/2022	$12,639	$10,710	$13,046
1/31/2023	$13,055	$11,040	$13,556
2/28/2023	$12,779	$10,754	$13,383
3/31/2023	$12,892	$11,027	$13,532
4/30/2023	$12,948	$11,094	$13,665
5/31/2023	$12,765	$10,973	$13,536
6/30/2023	$12,916	$10,934	$13,757
7/31/2023	$13,031	$10,927	$13,955
8/31/2023	$12,961	$10,857	$13,997
9/30/2023	$12,740	$10,581	$13,833
10/31/2023	$12,595	$10,414	$13,661
11/30/2023	$13,153	$10,886	$14,285
12/31/2023	$13,545	$11,302	$14,813
1/31/2024	$13,595	$11,271	$14,817
2/29/2024	$13,643	$11,112	$14,861
3/31/2024	$13,829	$11,215	$15,039
4/30/2024	$13,666	$10,931	$14,890
5/31/2024	$13,876	$11,117	$15,060
6/30/2024	$13,968	$11,222	$15,207
7/31/2024	$14,181	$11,484	$15,506
8/31/2024	$14,394	$11,649	$15,753
9/30/2024	$14,628	$11,805	$16,011
10/31/2024	$14,437	$11,512	$15,924
11/30/2024	$14,672	$11,634	$16,108
12/31/2024	$14,505	$11,444	$16,039

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 6/30/15
Class R6 at NAV	7.09%	2.32%	3.99%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	1.25%	(0.33%)	1.43%
ICE BofA U.S. High Yield Constrained Index	8.27%	4.07%	5.10%
Footnote	Description
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of December 31, 2024)

Total Net Assets	$21,916,287,985
# of Portfolio Holdings	923
Portfolio Turnover Rate	290%
Total Advisory Fees Paid	$90,709,003

What did the Fund invest in?

(as of December 31, 2024)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Asset-Backed Securities	4.09%
Basic Materials	3.85%
Communications	6.12%
Consumer Discretionary	9.52%
Consumer Staples	8.51%
Diversified	0.22%
Domestic Fixed Income	0.88%
Energy	11.59%
Financial	12.60%
Government	3.80%
Health Care	0.27%
Industrial	7.68%
Information Technology	1.20%
Investments in Underlying Funds	0.53%
Other	25.29%
Repurchase Agreements	2.66%
Money Market FundsFootnote Reference(a)	1.07%
Time DepositsFootnote Reference(a)	0.12%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders.If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LBNVX

Lord Abbett Bond Debenture Fund

Annual Shareholder Report

December 31, 2024

lordabbett.com/FundDocuments

TSR-A-8765-R6

02/25

Item 1(b): Not applicable.

Item 2:	Code of Ethics.
(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended December 31, 2024 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 19(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: Evelyn E. Guernsey, Karla M. Rabusch, and Peter J. McNamara. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended December 31, 2024 and 2023 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2024	2023
Audit Fees {a}	$83,000	$82,000
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	83,000	82,000

Tax Fees	- 0 -	- 0 -
All Other Fees {b}	- 0 -	- 0 -

Total Fees	$83,000	$82,000

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended December 31, 2024 and 2023 consist of fees for services related to the recovery of excess dividend withholding taxes in certain jurisdictions.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

●	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
●	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chair, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chair will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended December 31, 2024 and 2023 were:

	Fiscal year ended:
	2024	2023
All Other Fees {a}	$250,000	$230,000

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended December 31, 2024 and 2023 were:

	Fiscal year ended:
	2024	2023
All Other Fees	$ - 0 -	$ - 0-

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

(i) Not Applicable.

(j) Not Applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Bond Debenture Fund

For the fiscal year ended December 31, 2024

Table of Contents

1	Schedule of Investments (Item 7)

46	Statement of Assets and Liabilities (Item 7)

48	Statement of Operations (Item 7)

49	Statements of Changes in Net Assets (Item 7)

50	Financial Highlights (Item 7)

54	Notes to Financial Statements (Item 7)

74	Report of Independent Registered Public Accounting Firm (Item 7)

75	Changes in and Disagreements with Accountants (Item 8)

75	Proxy Disclosures (Item 9)

75	Remuneration Paid to Directors, Officers, and Others (Item 10)

Schedule of Investments

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 109.19%

ASSET-BACKED SECURITIES 4.65%

Automobiles 0.48%
Carvana Auto Receivables Trust Series 2020-N1A Class E†	5.20%		7/15/2027	$3,140,440	$3,116,001
Flagship Credit Auto Trust Series 2023-1 Class B†	5.05%		1/18/2028	8,575,000	8,590,013
Flagship Credit Auto Trust Series 2023-1 Class C†	5.43%		5/15/2029	9,487,000	9,517,097
Westlake Automobile Receivables Trust Series 2021-1A Class F†	3.91%		9/15/2027	58,047,000	57,785,597
Westlake Automobile Receivables Trust Series 2024-1A Class D†	6.02%		10/15/2029	24,860,000	25,331,534
Total					104,340,242

Other 4.17%
720 East CLO Ltd. Series 2022-1A Class CR†	6.254% (3 mo. USD Term SOFR + 1.90%	)#	1/20/2038	19,000,000	19,000,000
AB BSL CLO 5 Ltd. Series 2024-5A Class C†	6.415% (3 mo. USD Term SOFR + 2.10%	)#	1/20/2038	11,410,000	11,410,000
Affirm Asset Securitization Trust Series 2024-A Class A†	5.61%		2/15/2029	15,815,000	15,936,421
AGL CLO 9 Ltd. Series 2020-9A Class BR†	6.617% (3 mo. USD Term SOFR + 2.00%	)#	4/20/2037	4,750,000	4,794,150
AIMCO CLO 21 Ltd. Series 2024-21A Class B†	6.552% (3 mo. USD Term SOFR + 1.92%	)#	4/18/2037	18,240,000	18,370,991
Anchorage Capital CLO 30 Ltd. Series 2024-30A Class C†	6.315% (3 mo. USD Term SOFR + 2.00%	)#	1/20/2037	21,610,000	21,610,185
ARES Loan Funding VI Ltd. Series 2024-ALF6A Class B†	6.761% (3 mo. USD Term SOFR + 1.75%	)#	7/10/2037	9,500,000	9,560,834
Ballyrock CLO 28 Ltd. Series 2024-28A Class B†	6.177% (3 mo. USD Term SOFR + 1.85%	)#	1/20/2038	26,980,000	26,963,135
Ballyrock CLO 28 Ltd. Series 2024-28A Class C1†	7.127% (3 mo. USD Term SOFR + 2.80%	)#	1/20/2038	20,100,000	20,087,345
Benefit Street Partners CLO XXVII Ltd. Series 2022-27A Class BR†	6.317% (3 mo. USD Term SOFR + 1.70%	)#	10/20/2037	8,500,000	8,514,546
Benefit Street Partners CLO XXXVIII Ltd. Series 2024-38A Class C†	6.113% (3 mo. USD Term SOFR + 1.80%	)#	1/25/2038	17,780,000	17,780,000
Birch Grove CLO 11 Ltd. Series 2024-11A Class D1†	7.449% (3 mo. USD Term SOFR + 3.10%	)#	1/22/2038	16,870,000	16,870,000

See Notes to Financial Statements.	1

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Bojangles Issuer LLC Series 2024-1A Class A2†	6.584%		11/20/2054	$23,875,000	$23,614,973
Captree Park CLO Ltd. Series 2024-1A Class B1†	6.517% (3 mo. USD Term SOFR + 1.90%	)#	7/20/2037	12,305,000	12,422,906
Carlyle U.S. CLO Series 2024-4A Class B†	7.076% (3 mo. USD Term SOFR + 1.75%	)#	7/20/2037	9,060,000	9,124,606
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032	28,330,000	28,408,508
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A†	6.05%		1/20/2031	26,092,662	26,321,031
Danby Park CLO Ltd. Series 2022-1A Class CR†	6.617% (3 mo. USD Term SOFR + 2.00%	)#	10/21/2037	3,660,000	3,672,300
Driven Brands Funding LLC Series 2019-1A Class A2†	4.641%		4/20/2049	13,741,126	13,628,659
Driven Brands Funding LLC Series 2020-2A Class A2†	3.237%		1/20/2051	8,650,701	8,114,291
Driven Brands Funding LLC Series 2024-1A Class A2†	6.372%		10/20/2054	13,311,638	13,567,902
Dryden 121 CLO Ltd. Series 2024-121A Class C†	6.234% (3 mo. USD Term SOFR + 1.90%	)#	1/15/2037	28,280,000	28,280,000
Dryden 121 CLO Ltd. Series 2024-121A Class D1†	7.234% (3 mo. USD Term SOFR + 2.90%	)#	1/15/2037	14,970,000	14,970,000
Gracie Point International Funding LLC Series 2023-1A Class A†	6.882% (90 day USD SOFR Average + 1.95%	)#	9/1/2026	30,652,106	30,796,398
Hardee’s Funding LLC Series 2024-1A Class A2†	7.253%		3/20/2054	6,495,913	6,648,846
Invesco U.S. CLO Ltd. Series 2024-2A Class B†	6.656% (3 mo. USD Term SOFR + 2.00%	)#	7/15/2037	6,200,000	6,275,827
Jersey Mike’s Funding LLC Series 2024-1A Class A2†	5.636%		2/15/2055	17,750,000	17,585,717
KKR CLO 54 Ltd. Series 2024-54A Class C†	6.171% (3 mo. USD Term SOFR + 1.85%	)#	1/15/2038	19,000,000	18,995,907
KKR CLO 54 Ltd. Series 2024-54A Class D1†	7.171% (3 mo. USD Term SOFR + 2.85%	)#	1/15/2038	19,000,000	18,995,587
KKR CLO 60 Ltd. Series 2024-60A Class C†	6.395% (3 mo. USD Term SOFR + 1.95%	)#	1/15/2038	15,970,000	15,992,504
KKR CLO 60 Ltd. Series 2024-60A Class D1†	7.445% (3 mo. USD Term SOFR + 3.00%	)#	1/15/2038	16,160,000	16,198,725
Madison Park Funding LVII Ltd. Series 2022-57A Class BR†	6.317% (3 mo. USD Term SOFR + 1.70%	)#	7/27/2034	16,985,000	17,024,888
Magnetite XXX Ltd. Series 2021-30A Class CR†	6.693% (3 mo. USD Term SOFR + 1.90%	)#	10/25/2037	2,540,000	2,553,274

2	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
New Mountain CLO 2 Ltd. Series CLO-2A Class CR†	6.209% (3 mo. USD Term SOFR + 1.85%	)#	1/15/2038	$18,040,000	$18,039,695
OCP CLO Ltd. Series 2024-36A Class C†	6.462% (3 mo. USD Term SOFR + 1.90%	)#	10/16/2037	2,160,000	2,159,188
OHA Credit Funding 3 Ltd. Series 2019-3A Class CR2†	6.261% (3 mo. USD Term SOFR + 1.75%	)#	1/20/2038	9,650,000	9,650,175
OHA Credit Funding 3 Ltd. Series 2019-3A Class D1R2†	7.261% (3 mo. USD Term SOFR + 2.75%	)#	1/20/2038	8,050,000	8,050,300
OHA Credit Funding 4 Ltd. Series 2019-4A Class CR2†	6.143% (3 mo. USD Term SOFR + 1.75%	)#	1/22/2038	20,405,000	20,405,000
OWN Equipment Fund I LLC Series 2024-2M Class A†	5.70%		12/20/2032	14,990,000	15,028,773
Palmer Square CLO Ltd. Series 2024-4A Class C†	6.081% (3 mo. USD Term SOFR + 1.75%	)#	1/15/2038	14,280,000	14,276,935
Palmer Square CLO Ltd. Series 2024-4A Class D1†	6.981% (3 mo. USD Term SOFR + 2.65%	)#	1/15/2038	23,500,000	23,494,598
Pikes Peak CLO 10 Series 2022-10A Class CR†	6.392% (3 mo. USD Term SOFR + 2.00%	)#	1/22/2038	12,830,000	12,864,371	(a)
Regatta 30 Funding Ltd. Series 2024-4A Class C†	6.163% (3 mo. USD Term SOFR + 1.85%	)#	1/25/2038	22,820,000	22,881,158	(a)
Regatta 30 Funding Ltd. Series 2024-4A Class D1†	7.113% (3 mo. USD Term SOFR + 2.80%	)#	1/25/2038	22,820,000	22,909,911	(a)
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	21,423,307	20,910,650
Silver Point CLO 7 Ltd. Series 2024-7A Class C†(b)	Zero Coupon	(c)	1/15/2038	28,280,000	28,280,000
Silver Point CLO 7 Ltd. Series 2024-7A Class D1†(b)	Zero Coupon	(c)	1/15/2038	28,520,000	28,520,000
Sotheby’s Artfi Master Trust Series 2024-1A Class A2†	5.854% (3 mo. USD Term SOFR + 1.50%	)#	12/22/2031	30,482,000	30,539,961
Stream Innovations Issuer Trust Series 2024-1A Class A†	6.27%		7/15/2044	9,147,275	9,376,555
Subway Funding LLC Series 2024-1A Class A23†	6.505%		7/30/2054	12,435,000	12,797,115
Subway Funding LLC Series 2024-1A Class A2II†	6.268%		7/30/2054	14,055,000	14,324,370
Subway Funding LLC Series 2024-3A Class A23†	5.914%		7/30/2054	14,035,000	13,757,302
Subway Funding LLC Series 2024-3A Class A2II†	5.566%		7/30/2054	14,035,000	13,678,856
Sunrun Demeter Issuer LLC Series 2021-2A Class A†	2.27%		1/30/2057	11,398,562	9,583,390

See Notes to Financial Statements.	3

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Wellfleet CLO Ltd. Series 2024-1A Class C†	7.772% (3 mo. USD Term SOFR + 2.45%	)#	7/18/2037	$4,160,000	$4,226,395
Wingstop Funding LLC Series 2022-1A Class A2†	3.734%		3/5/2052	11,919,925	11,167,508
Wingstop Funding LLC Series 2024-1A Class A2†	5.858%		12/5/2054	18,725,000	18,807,809
Zaxbys Funding LLC Series 2024-1A Class A2I†	6.594%		4/30/2054	4,643,363	4,692,973
Total					914,513,444
Total Asset-Backed Securities (cost $1,018,332,288)					1,018,853,686

				Shares
COMMON STOCKS 5.05%

Aerospace & Defense 0.09%
Woodward, Inc.				124,176	20,665,370

Air Freight & Logistics 0.13%
JD Logistics, Inc.†*(d)				18,212,300	29,681,175

Automobile Components 0.03%
Chassix Holdings, Inc.*				1,771,845	6,939,429

Automobiles 0.10%
Tesla, Inc.*				52,208	21,083,679

Banks 0.25%
Citigroup, Inc.				309,246	21,767,826
East West Bancorp, Inc.				343,376	32,881,686
Total					54,649,512

Capital Markets 0.20%
Cohen & Steers, Inc.				211,706	19,548,932
Tradeweb Markets, Inc. Class A				184,762	24,189,041
Total					43,737,973

Commercial Services & Supplies 0.10%
Cintas Corp.				118,071	21,571,572

Communications Equipment 0.10%
Arista Networks, Inc.*				195,207	21,576,230

Consumer Staples Distribution & Retail 0.20%
Casey’s General Stores, Inc.				56,923	22,554,600
Costco Wholesale Corp.				23,838	21,842,044
Total					44,396,644

4	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Shares	Fair Value
Containers & Packaging 0.10%
International Paper Co.	404,521	$21,771,320

Diversified Consumer Services 0.10%
Duolingo, Inc.*	65,848	21,349,897

Electric: Utilities 0.00%
Frontera Generation Holdings LLC*	125,994	1,007,952

Electrical Equipment 0.10%
Generac Holdings, Inc.*	142,053	22,025,318

Electronic Equipment, Instruments & Components 0.15%
Coherent Corp.*	338,194	32,037,118

Entertainment 0.45%
Electronic Arts, Inc.	152,405	22,296,852
Netflix, Inc.*	24,692	22,008,473
Sea Ltd. ADR*	301,974	32,039,441
Spotify Technology SA (Sweden)*(e)	48,910	21,881,356
Total		98,226,122

Financial Services 0.15%
PayPal Holdings, Inc.*	378,876	32,337,067

Ground Transportation 0.09%
U-Haul Holding Co.*(f)	282,241	19,500,031

Health Care Equipment & Supplies 0.21%
Glaukos Corp.*	157,969	23,685,872
Intuitive Surgical, Inc.*	41,408	21,613,319
Total		45,299,191

Health Care Technology 0.10%
Veeva Systems, Inc. Class A*	102,541	21,559,245

Hotels, Restaurants & Leisure 0.19%
Cava Group, Inc.*	89,363	10,080,146
Flutter Entertainment PLC*	120,416	31,121,515
Total		41,201,661

Information Technology Services 0.10%
Shopify, Inc. Class A (Canada)*(e)	209,769	22,304,738

See Notes to Financial Statements.	5

Schedule of Investments (continued)

December 31, 2024

Investments	Shares	Fair Value
Interactive Media & Services 0.35%
Meta Platforms, Inc. Class A	35,278	$20,655,622
Reddit, Inc. Class A*	128,906	21,068,396
Tencent Holdings Ltd.(d)	645,000	34,425,470
Total		76,149,488

Machinery 0.09%
Westinghouse Air Brake Technologies Corp.	108,423	20,555,916

Media 0.10%
Trade Desk, Inc. Class A*	181,126	21,287,739

Miscellaneous Financials 0.02%
Utex Industries*	113,840	4,738,590

Oil, Gas & Consumable Fuels 0.11%
YPF SA ADR*	552,301	23,478,315

Personal Care Products 0.03%
Gibson Brands Private Equity*	106,902	7,928,601

Professional Services 0.10%
Verisk Analytics, Inc.	78,083	21,506,401

Real Estate Management & Development 0.10%
Jones Lang LaSalle, Inc.*	89,376	22,624,641

Semiconductors & Semiconductor Equipment 0.15%
Astera Labs, Inc.*	249,742	33,078,328

Software 0.76%
AppLovin Corp. Class A*	64,579	20,912,618
Aspen Technology, Inc.*	88,218	22,021,859
Atlassian Corp. Class A (Australia)*(e)	87,504	21,296,723
DocuSign, Inc.*	399,787	35,956,843
Fair Isaac Corp.*	10,706	21,314,897
Fortinet, Inc.*	235,173	22,219,145
ServiceNow, Inc.*	20,978	22,239,197
Total		165,961,282

Specialty Retail 0.00%
Claire’s Holdings LLC*	15,164	45,493

Technology Hardware, Storage & Peripherals 0.10%
Pure Storage, Inc. Class A*	366,898	22,538,544

6	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments			Shares	Fair Value
Textiles, Apparel & Luxury Goods 0.19%
Deckers Outdoor Corp.*			104,307	$21,183,709
On Holding AG Class A (Switzerland)*(e)			386,647	21,176,656
Total				42,360,365

Transportation Infrastructure 0.01%
ACBL Holdings Corp.*			28,712	1,435,600
Total Common Stocks (cost $1,066,504,324)				1,106,610,547

	Interest Rate	Maturity Date	Principal Amount‡
CORPORATE BONDS 68.63%

Aerospace/Defense 1.40%
BAE Systems PLC (United Kingdom)†(e)	5.25%	3/26/2031	$8,946,000	8,975,087
Boeing Co.	5.15%	5/1/2030	21,720,000	21,431,655
Boeing Co.	5.805%	5/1/2050	34,637,000	32,269,078
Boeing Co.	6.528%	5/1/2034	12,609,000	13,215,856
Bombardier, Inc. (Canada)†(e)	7.50%	2/1/2029	34,016,000	35,421,641
HEICO Corp.	5.35%	8/1/2033	13,525,000	13,500,560
Spirit AeroSystems, Inc.(f)	4.60%	6/15/2028	34,907,000	33,128,686
Spirit AeroSystems, Inc.†	9.375%	11/30/2029	13,085,000	14,023,738
Spirit AeroSystems, Inc.†	9.75%	11/15/2030	23,677,000	26,230,754
TransDigm, Inc.	4.625%	1/15/2029	58,913,000	55,216,366
TransDigm, Inc.†	6.00%	1/15/2033	21,948,000	21,527,710
Triumph Group, Inc.†	9.00%	3/15/2028	29,889,000	31,158,755
Total				306,099,886

Agriculture 0.60%
BAT Capital Corp.	7.75%	10/19/2032	20,427,000	23,186,375
Imperial Brands Finance PLC (United Kingdom)†(e)	6.125%	7/27/2027	20,171,000	20,715,094
JT International Financial Services BV (Netherlands)†(e)	6.875%	10/24/2032	12,475,000	13,609,255
Viterra Finance BV (Netherlands)†(e)	2.00%	4/21/2026	24,125,000	23,119,330
Viterra Finance BV (Netherlands)†(e)	3.20%	4/21/2031	27,334,000	23,924,602
Viterra Finance BV (Netherlands)†(e)(f)	5.25%	4/21/2032	27,102,000	26,527,294
Total				131,081,950

See Notes to Financial Statements.	7

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Airlines 2.17%
Air Canada (Canada)†(e)	3.875%		8/15/2026	$33,031,000	$32,118,684
Alaska Airlines Pass-Through Trust Class A†	4.80%		2/15/2029	23,881,487	23,714,252
American Airlines Pass-Through Trust Class AA	3.00%		4/15/2030	10,946,433	10,227,575
American Airlines, Inc.†(f)	7.25%		2/15/2028	16,554,000	16,982,804
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%		4/20/2029	122,306,103	121,386,022
AS Mileage Plan IP Ltd. (Cayman Islands)†(e)	5.308%		10/20/2031	21,184,000	20,696,340
Azul Secured Finance II LLP†	12.82% (3 mo. USD Term SOFR + 8.25%	)	1/28/2025	5,505,332	5,575,938
Azul Secured Finance LLP†	11.50%		5/28/2029	39,495,397	22,524,620
Azul Secured Finance LLP†	11.93%		8/28/2028	25,377,977	25,651,450
British Airways Pass-Through Trust Class AA (United Kingdom)†(e)(f)	3.30%		6/15/2034	12,111,150	11,127,131
British Airways Pass-Through Trust Class A (United Kingdom)†(e)	4.25%		5/15/2034	8,993,576	8,547,546
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%		10/20/2028	29,635,081	29,247,696
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%		9/20/2031	38,710,000	41,169,527
JetBlue Pass-Through Trust Class A	2.95%		11/15/2029	10,262,661	9,271,225
JetBlue Pass-Through Trust Class B	8.00%		11/15/2027	14,947,973	15,251,082
United Airlines Pass-Through Trust Class AA	5.45%		8/15/2038	22,545,000	22,654,531
United Airlines Pass-Through Trust Class A	5.80%		7/15/2037	23,508,740	24,058,775
United Airlines Pass-Through Trust Series 2020-1 Class A	5.875%		4/15/2029	21,738,080	22,220,467
United Airlines, Inc.†	4.625%		4/15/2029	14,775,000	14,059,835
Total					476,485,500

Auto Manufacturers 0.53%
Allison Transmission, Inc.†	3.75%		1/30/2031	24,669,000	21,842,609
Aston Martin Capital Holdings Ltd. (United Kingdom)†(e)	10.00%		3/31/2029	32,169,000	31,435,446
General Motors Financial Co., Inc.(f)	5.45%		9/6/2034	40,536,000	39,371,353
Jaguar Land Rover Automotive PLC (United Kingdom)†(e)(f)	5.875%		1/15/2028	23,500,000	23,347,371
Total					115,996,779

Auto Parts & Equipment 0.27%
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%		5/15/2028	19,552,000	19,923,469
Real Hero Merger Sub 2, Inc.†(f)	6.25%		2/1/2029	3,609,000	3,106,145
ZF North America Capital, Inc.†	6.875%		4/14/2028	21,422,000	21,379,075
ZF North America Capital, Inc.†	7.125%		4/14/2030	15,278,000	15,013,524
Total					59,422,213

8	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks 5.85%
ABN AMRO Bank NV (Netherlands)†(e)	3.324% (5 yr. CMT + 1.90%	)#	3/13/2037		$34,400,000	$29,016,712
Alfa Bank AO Via Alfa Bond Issuance PLC (Ireland)(e)(i)	5.50% (5 yr. CMT + 4.55%	)	10/26/2031		51,057,000	0	(g)
ANZ Bank New Zealand Ltd. (New Zealand)†(e)	5.898% (5 yr. CMT + 1.50%	)#	7/10/2034		17,739,000	17,979,459
Associated Banc-Corp.	6.455% (SOFR + 3.03%	)#	8/29/2030		21,624,000	22,064,012
Australia & New Zealand Banking Group Ltd. (Australia)†(e)	6.742%		12/8/2032		49,324,000	52,673,350
Banco de Credito e Inversiones SA (Chile)†(e)	8.75% (5 yr. CMT + 4.94%	)#	–	(h)	20,008,000	20,943,354
Banco Santander SA (Spain)(e)	8.00% (5 yr. CMT + 3.91%	)#	–	(h)	13,400,000	13,888,457
Bancolombia SA (Colombia)(e)	8.625% (5 yr. CMT + 4.32%	)#	12/24/2034		22,632,000	23,717,963
Bank of Ireland Group PLC (Ireland)†(e)	2.029% (1 yr. CMT + 1.10%	)#	9/30/2027		22,014,000	20,946,774
Bank OZK(f)	2.75% (3 mo. USD Term SOFR + 2.09%	)#	10/1/2031		39,957,000	34,762,590
BankUnited, Inc.	4.875%		11/17/2025		24,108,000	24,071,141
BBVA Bancomer SA†	8.125% (5 yr. CMT + 4.21%	)#	1/8/2039		39,828,000	40,660,047
BBVA Bancomer SA†	8.45% (5 yr. CMT + 4.66%	)#	6/29/2038		22,233,000	23,042,359
CaixaBank SA (Spain)†(e)	6.208% (SOFR + 2.70%	)#	1/18/2029		50,923,000	52,194,786
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%	)#	1/23/2030		20,706,000	21,017,695
Credit Agricole SA (France)†(e)(f)	4.75% (5 yr. CMT + 3.24%	)#	–	(h)	60,097,000	54,010,929
Danske Bank AS (Denmark)(e)	7.00% (7 yr. CMT + 4.13%	)#	–	(h)	21,255,000	21,346,290
Deutsche Bank AG	4.875% (5 yr. USD ICE Swap + 2.55%	)#	12/1/2032		22,540,000	21,868,600
Deutsche Bank AG	6.72% (SOFR + 3.18%	)#	1/18/2029		42,171,000	43,799,159
Deutsche Bank AG	7.079% (SOFR + 3.65%	)#	2/10/2034		54,127,000	55,739,100
Fifth Third Bancorp	4.895% (SOFR + 1.49%	)#	9/6/2030		18,018,000	17,778,154

See Notes to Financial Statements.	9

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
First Republic Bank(i)	4.375%		8/1/2046		$20,817,000	$57,247
First Republic Bank(i)	4.625%		2/13/2047		15,410,000	42,377
First-Citizens Bank & Trust Co.	6.125%		3/9/2028		50,320,000	51,811,241
FNB Corp.	5.722% (SOFR + 1.93%	)#	12/11/2030		25,429,000	25,115,916
Freedom Mortgage Corp.†	12.00%		10/1/2028		19,295,000	21,003,679
Freedom Mortgage Corp.†	12.25%		10/1/2030		7,725,000	8,551,438
Home BancShares, Inc.(f)	3.125% (3 mo. USD Term SOFR + 1.82%	)#	1/30/2032		22,552,000	19,311,278
HSBC Holdings PLC (United Kingdom)(e)	6.375% (5 yr. USD ICE Swap + 4.37%	)#	–	(h)	31,955,000	32,001,463
HSBC Holdings PLC (United Kingdom)(e)(f)	6.95% (5 yr. CMT + 3.19%	)#	–	(h)	21,818,000	21,907,222
Huntington Bancshares, Inc.	6.141% (5 yr. CMT + 1.70%	)#	11/18/2039		22,134,000	22,120,052
Lloyds Banking Group PLC (United Kingdom)(e)	6.098% (SOFR + 1.56%	)#	8/7/2027		24,531,000	24,822,534
Macquarie Bank Ltd. (United Kingdom)(e)	6.125% (5 yr. USD Swap + 3.70%	)#	–	(h)	10,748,000	10,844,592
NatWest Group PLC (United Kingdom)(e)	8.125% (5 yr. CMT + 3.75%	)#	–	(h)	22,107,000	23,599,819
Nordea Bank Abp (Finland)†(e)	6.30% (5 yr. CMT + 2.66%	)#	–	(h)	12,996,000	12,449,052
PNC Financial Services Group, Inc.	3.40% (5 yr. CMT + 2.60%	)#	–	(h)	24,327,000	22,893,896
Regions Financial Corp.	5.502% (SOFR + 2.06%	)#	9/6/2035		18,018,000	17,606,197
Societe Generale SA (France)†(e)(f)	6.066% (1 yr. CMT + 2.10%	)#	1/19/2035		20,817,000	20,561,929
Standard Chartered PLC (United Kingdom)†(e)(f)	6.097% (1 yr. CMT + 2.10%	)#	1/11/2035		17,680,000	18,029,648
Standard Chartered PLC (United Kingdom)†(e)	7.767% (1 yr. CMT + 3.45%	)#	11/16/2028		40,170,000	42,946,742
Sumitomo Mitsui Financial Group, Inc. (Japan)(e)	6.60% (5 yr. CMT + 2.28%	)#	–	(h)	12,726,000	13,098,655
Synovus Financial Corp.	6.168% (SOFR + 2.35%	)#	11/1/2030		18,009,000	18,151,830
U.S. Bancorp	5.384% (SOFR + 1.56%	)#	1/23/2030		20,679,000	20,855,874
UBS Group AG (Switzerland)†(e)	3.869% (3 mo. USD LIBOR + 1.41%	)#	1/12/2029		44,972,000	43,324,976

10	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks (continued)
UBS Group AG (Switzerland)†(e)	9.25% (5 yr. CMT + 4.75%	)#	–	(h)	$24,151,000	$26,169,330
UBS Group AG (Switzerland)†(e)	9.25% (5 yr. CMT + 4.76%	)#	–	(h)	13,301,000	15,275,281
UniCredit SpA (Italy)†(e)	7.296% (5 yr. USD ICE Swap + 4.91%	)#	4/2/2034		45,208,000	47,272,360
Webster Financial Corp.	4.10%		3/25/2029		34,898,000	33,268,961
Western Alliance Bancorp(f)	3.00% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031		36,659,000	34,635,057
Zions Bancorp NA	6.816% (SOFR + 2.83%	)#	11/19/2035		21,981,000	22,146,564
Total						1,281,396,141

Beverages 0.14%
Bacardi Ltd.†	4.70%		5/15/2028		16,884,000	16,671,846
Bacardi Ltd./Bacardi-Martini BV†	5.25%		1/15/2029		14,731,000	14,722,125
Total						31,393,971

Biotechnology 0.05%
Biocon Biologics Global PLC (United Kingdom)†(e)	6.67%		10/9/2029		12,429,000	11,926,926

Building Materials 1.37%
ACProducts Holdings, Inc.†	6.375%		5/15/2029		27,943,000	17,762,717
Builders FirstSource, Inc.†	6.375%		6/15/2032		21,666,000	21,562,614
Camelot Return Merger Sub, Inc.†	8.75%		8/1/2028		18,269,000	17,526,150
Cornerstone Building Brands, Inc.†	9.50%		8/15/2029		3,614,000	3,521,874
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.625%		12/15/2030		77,265,000	77,464,617
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%		7/15/2031		22,442,000	22,633,498
Griffon Corp.	5.75%		3/1/2028		16,769,000	16,454,848
Masterbrand, Inc.†	7.00%		7/15/2032		21,166,000	21,338,325
MIWD Holdco II LLC/MIWD Finance Corp.†	5.50%		2/1/2030		34,251,000	32,438,245
Oscar AcquisitionCo LLC/Oscar Finance, Inc.†(f)	9.50%		4/15/2030		10,830,000	10,218,408
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028		27,426,000	26,779,728
Standard Industries, Inc.†	4.375%		7/15/2030		18,055,000	16,556,248
Summit Materials LLC/Summit Materials Finance Corp.†	7.25%		1/15/2031		15,400,000	16,355,274
Total						300,612,546

See Notes to Financial Statements.	11

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Chemicals 1.70%
ASP Unifrax Holdings, Inc.†	7.10%	9/30/2029	$60,066,221	$39,643,706
ASP Unifrax Holdings, Inc.†	10.425%	9/30/2029	48,785,529	49,438,767
Cabot Corp.	5.00%	6/30/2032	32,395,000	31,611,178
Celanese U.S. Holdings LLC	6.165%	7/15/2027	38,493,000	39,079,433
INEOS Finance PLC (United Kingdom)†(e)	7.50%	4/15/2029	20,776,000	21,292,741
OCI NV (Netherlands)†(e)	6.70%	3/16/2033	22,392,000	22,587,319
Olin Corp.	5.00%	2/1/2030	22,985,000	21,594,991
Olympus Water U.S. Holding Corp.†	7.25%	6/15/2031	27,168,000	27,713,669
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028	21,862,000	20,590,360
SCIH Salt Holdings, Inc.†	6.625%	5/1/2029	22,357,000	21,250,534
SK Invictus Intermediate II SARL (Luxembourg)†(e)	5.00%	10/30/2029	31,346,000	29,371,080
Solvay Finance America LLC†	5.65%	6/4/2029	26,953,000	27,374,303
WR Grace Holdings LLC†	5.625%	8/15/2029	23,439,000	21,583,405
Total				373,131,486

Coal 0.19%
SunCoke Energy, Inc.†	4.875%	6/30/2029	24,865,000	22,697,636
Warrior Met Coal, Inc.†	7.875%	12/1/2028	17,451,000	18,097,367
Total				40,795,003

Commercial Services 1.92%
Allied Universal Holdco LLC†	7.875%	2/15/2031	22,654,000	23,182,524
Allied Universal Holdco LLC/Allied Universal Finance Corp.†(f)	6.00%	6/1/2029	36,653,000	33,436,031
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL (Luxembourg)†(e)	4.625%	6/1/2028	24,282,000	22,979,123
Ashtead Capital, Inc.†	4.25%	11/1/2029	12,898,000	12,236,276
Ashtead Capital, Inc.†	5.50%	8/11/2032	19,088,000	18,881,520
Ashtead Capital, Inc.†	5.80%	4/15/2034	9,216,000	9,228,840
Block, Inc.†	6.50%	5/15/2032	37,156,000	37,561,123
Brink’s Co.†	4.625%	10/15/2027	15,353,000	14,908,752
CoreCivic, Inc.	8.25%	4/15/2029	22,853,000	24,187,667
EquipmentShare.com, Inc.†	8.625%	5/15/2032	21,214,000	22,196,177
EquipmentShare.com, Inc.†	9.00%	5/15/2028	42,000,000	43,620,696
Garda World Security Corp. (Canada)†(e)	7.75%	2/15/2028	14,444,000	14,917,431
GEO Group, Inc.	8.625%	4/15/2029	31,106,000	32,885,707
GXO Logistics, Inc.	2.65%	7/15/2031	25,082,000	21,060,481
GXO Logistics, Inc.	6.25%	5/6/2029	20,719,000	21,228,036
Hertz Corp.†(i)	Zero Coupon	10/15/2024	16,775,000	1,111,344
Hertz Corp.†	Zero Coupon	1/15/2028	33,436,000	6,436,430

12	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Commercial Services (continued)
ITR Concession Co. LLC†	5.183%		7/15/2035		$12,438,000	$11,173,991
Quanta Services, Inc.	5.25%		8/9/2034		21,482,000	21,001,667
Raven Acquisition Holdings LLC†	6.875%		11/15/2031		28,568,000	28,352,839
Total						420,586,655

Computers 1.21%
Amentum Holdings, Inc.†	7.25%		8/1/2032		13,826,000	13,946,532
Booz Allen Hamilton, Inc.†	3.875%		9/1/2028		22,263,000	21,125,013
Crowdstrike Holdings, Inc.	3.00%		2/15/2029		83,075,000	75,577,554
Gartner, Inc.†	3.625%		6/15/2029		34,280,000	31,871,975
McAfee Corp.†	7.375%		2/15/2030		46,024,000	44,757,946
NCR Atleos Corp.†	9.50%		4/1/2029		28,708,000	31,126,505
NetApp, Inc.	2.70%		6/22/2030		10,143,000	8,953,526
Seagate HDD Cayman (Cayman Islands)(e)	8.25%		12/15/2029		13,411,000	14,301,661
Western Digital Corp.	3.10%		2/1/2032		27,000,000	22,518,569
Total						264,179,281

Cosmetics/Personal Care 0.18%
Perrigo Finance Unlimited Co. (Ireland)(e)	4.90%		6/15/2030		24,024,000	22,532,669
Perrigo Finance Unlimited Co. (Ireland)(e)	6.125%		9/30/2032		17,993,000	17,616,778
Total						40,149,447

Distribution/Wholesale 0.53%
American Builders & Contractors Supply Co., Inc.†	4.00%		1/15/2028		24,375,000	23,375,879
H&E Equipment Services, Inc.†	3.875%		12/15/2028		22,711,000	20,781,519
LKQ Corp.(f)	6.25%		6/15/2033		27,041,000	27,904,604
Ritchie Bros Holdings, Inc.†	7.75%		3/15/2031		21,911,000	22,940,620
Windsor Holdings III LLC†	8.50%		6/15/2030		19,929,000	20,994,424
Total						115,997,046

Diversified Financial Services 3.22%
AG Issuer LLC†	6.25%		3/1/2028		24,003,000	23,909,319
Aircastle Ltd.†	6.50%		7/18/2028		22,558,000	23,325,121
Ally Financial, Inc.	4.70% (5 yr. CMT + 3.87%	)#	–	(h)	24,356,000	22,804,296
Ally Financial, Inc.	6.70%		2/14/2033		44,941,000	45,326,463
ARES Management Corp.	6.375%		11/10/2028		22,294,000	23,338,692
Atlas Warehouse Lending Co. LP†	6.25%		1/15/2030		14,641,000	14,558,664
Avolon Holdings Funding Ltd. (Ireland)†(e)	4.25%		4/15/2026		21,633,000	21,386,021
Coinbase Global, Inc.†	3.375%		10/1/2028		39,479,000	35,566,828
Coinbase Global, Inc.†(f)	3.625%		10/1/2031		11,267,000	9,533,014

See Notes to Financial Statements.	13

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
Freedom Mortgage Holdings LLC†	9.125%		5/15/2031	$24,430,000	$25,219,590
Freedom Mortgage Holdings LLC†	9.25%		2/1/2029	32,352,000	33,418,232
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(e)(i)	6.054% (3 mo. USD LIBOR + 5.75%	)	1/15/2015	15,000,000	0	(g)(j)
ILFC E-Capital Trust I†	6.29% (3 mo. USD Term SOFR + 1.81%	)#	12/21/2065	21,956,000	18,155,480
ILFC E-Capital Trust II†	6.54% (3 mo. USD Term SOFR + 2.06%	)#	12/21/2065	16,288,000	13,676,126
Jane Street Group/JSG Finance, Inc.†	4.50%		11/15/2029	18,510,000	17,348,621
Jane Street Group/JSG Finance, Inc.†	7.125%		4/30/2031	29,287,000	30,121,585
LPL Holdings, Inc.†	4.00%		3/15/2029	21,679,000	20,564,700
LPL Holdings, Inc.	6.00%		5/20/2034	30,180,000	30,746,319
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(e)	6.50%		3/26/2031	30,187,000	31,282,547
Nationstar Mortgage Holdings, Inc.†	6.50%		8/1/2029	26,261,000	26,243,693
Navient Corp.	5.50%		3/15/2029	22,621,000	21,378,299
Navient Corp.	6.75%		6/15/2026	21,670,000	21,959,316
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	25,846,000	21,402,192
OneMain Finance Corp.	7.50%		5/15/2031	31,059,000	31,911,146
PennyMac Financial Services, Inc.†	5.75%		9/15/2031	8,382,000	7,992,238
PennyMac Financial Services, Inc.†	7.125%		11/15/2030	21,685,000	21,981,395
PennyMac Financial Services, Inc.†	7.875%		12/15/2029	22,745,000	23,851,494
Synchrony Financial	5.935% (SOFR + 2.13%	)#	8/2/2030	10,178,000	10,280,526
Synchrony Financial	7.25%		2/2/2033	51,327,000	53,012,637
VFH Parent LLC/Valor Co-Issuer, Inc.†	7.50%		6/15/2031	24,820,000	25,555,850
Total					705,850,404

Electric 3.88%
AES Corp.	7.60% (5 yr. CMT + 3.20%	)#	1/15/2055	23,360,000	24,005,283
AES Panama Generation Holdings SRL (Panama)(e)	4.375%		5/31/2030	23,846,400	20,883,962
Alpha Generation LLC†	6.75%		10/15/2032	11,077,000	10,969,550
Ausgrid Finance Pty. Ltd. (Australia)†(e)	4.35%		8/1/2028	26,506,000	25,748,025
Calpine Corp.†	4.50%		2/15/2028	23,379,000	22,441,946
Calpine Corp.†	4.625%		2/1/2029	74,359,000	70,257,322
Calpine Corp.†	5.125%		3/15/2028	27,994,000	27,171,434
Cleveland Electric Illuminating Co.†	3.50%		4/1/2028	17,565,000	16,749,029

14	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Electric (continued)
Constellation Energy Generation LLC	5.60%		6/15/2042		$21,992,000	$21,247,199
Constellation Energy Generation LLC	5.80%		3/1/2033		28,492,000	29,129,421
Constellation Energy Generation LLC	6.25%		10/1/2039		42,389,000	44,275,897
DPL, Inc.	4.35%		4/15/2029		1,793,000	1,671,665
Evergy, Inc.	6.65% (5 yr. CMT + 2.56%	)#	6/1/2055		18,003,000	18,042,861
Idaho Power Co.	5.20%		8/15/2034		21,255,000	21,152,236
Lightning Power LLC†	7.25%		8/15/2032		52,794,000	54,436,844
Minejesa Capital BV (Netherlands)†(e)	4.625%		8/10/2030		26,241,869	25,361,932
NRG Energy, Inc.†	7.00%		3/15/2033		28,728,000	31,028,802
NRG Energy, Inc.†	10.25% (5 yr. CMT + 5.92%	)#	–	(h)	40,754,000	45,054,933
Pacific Gas & Electric Co.	6.15%		1/15/2033		38,334,000	39,859,674
Palomino Funding Trust I†	7.233%		5/17/2028		44,964,000	47,094,299
PG&E Corp.	5.25%		7/1/2030		22,743,000	22,276,120
PG&E Corp.	7.375% (5 yr. CMT + 3.88%	)#	3/15/2055		21,867,000	22,495,283
Pike Corp.†	5.50%		9/1/2028		21,772,000	20,955,364
Pike Corp.†	8.625%		1/31/2031		15,092,000	15,940,246
Puget Energy, Inc.	4.10%		6/15/2030		26,045,000	24,586,619
Sempra	6.40% (5 yr. CMT + 2.63%	)#	10/1/2054		27,019,000	26,857,584
Talen Energy Supply LLC†	8.625%		6/1/2030		24,852,000	26,503,182
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%	)#	–	(h)	21,649,000	21,796,596
Vistra Operations Co. LLC†	4.375%		5/1/2029		77,332,000	72,879,417
Total						850,872,725

Electronics 0.37%
Allegion U.S. Holding Co., Inc.	5.60%		5/29/2034		13,510,000	13,588,052
Flex Ltd.	5.25%		1/15/2032		18,019,000	17,725,721
Imola Merger Corp.†	4.75%		5/15/2029		18,106,000	17,184,776
Trimble, Inc.	6.10%		3/15/2033		31,018,000	32,220,304
Total						80,718,853

Energy-Alternate Sources 0.23%
Topaz Solar Farms LLC†	5.75%		9/30/2039		50,882,659	49,623,568

Engineering & Construction 0.85%
Brand Industrial Services, Inc.†	10.375%		8/1/2030		15,077,000	15,364,251
Fluor Corp.	4.25%		9/15/2028		23,125,000	22,014,684

See Notes to Financial Statements.	15

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Engineering & Construction (continued)
Heathrow Finance PLC	6.625%	3/1/2031	GBP	32,671,000	$41,175,619
Jacobs Engineering Group, Inc.	5.90%	3/1/2033		$27,604,000	27,983,466
Jacobs Engineering Group, Inc.	6.35%	8/18/2028		16,087,000	16,757,577
MasTec, Inc.†	4.50%	8/15/2028		23,035,000	22,352,760
MasTec, Inc.	5.90%	6/15/2029		19,917,000	20,289,995
TAV Havalimanlari Holding AS (Turkey)†(e)	8.50%	12/7/2028		20,581,000	21,336,631
Total					187,274,983

Entertainment 1.41%
Boyne USA, Inc.†	4.75%	5/15/2029		23,563,000	22,355,439
Caesars Entertainment, Inc.†(f)	4.625%	10/15/2029		38,882,000	36,434,884
Caesars Entertainment, Inc.†	7.00%	2/15/2030		30,300,000	30,884,173
Churchill Downs, Inc.†	4.75%	1/15/2028		36,115,000	34,863,386
Churchill Downs, Inc.†	5.50%	4/1/2027		21,171,000	20,960,713
Flutter Treasury DAC (Ireland)†(e)	6.375%	4/29/2029		16,126,000	16,374,645
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.†	4.875%	5/1/2029		44,276,000	41,772,229
Resorts World Las Vegas LLC/RWLV Capital, Inc.†(f)	4.625%	4/16/2029		42,245,000	38,052,397
SeaWorld Parks & Entertainment, Inc.†	5.25%	8/15/2029		47,179,000	45,062,330
WMG Acquisition Corp.†	3.75%	12/1/2029		23,482,000	21,656,174
Total					308,416,370

Environmental Control 0.12%
Madison IAQ LLC†(f)	5.875%	6/30/2029		26,967,000	25,492,835

Food 1.21%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%	3/15/2029		48,449,000	44,142,141
Chobani LLC/Chobani Finance Corp., Inc.†	4.625%	11/15/2028		16,808,000	16,197,949
Chobani LLC/Chobani Finance Corp., Inc.†	7.625%	7/1/2029		13,443,000	13,918,006
Gruma SAB de CV (Mexico)†(e)	5.39%	12/9/2034		22,138,000	21,569,718
Lamb Weston Holdings, Inc.†	4.125%	1/31/2030		24,243,000	22,188,328
McCormick & Co., Inc.	4.95%	4/15/2033		14,652,000	14,307,012
Performance Food Group, Inc.†	6.125%	9/15/2032		24,203,000	24,232,149
Post Holdings, Inc.†	4.50%	9/15/2031		16,383,000	14,690,928
Post Holdings, Inc.†	4.625%	4/15/2030		30,030,000	27,721,388
Smithfield Foods, Inc.†	5.20%	4/1/2029		28,037,000	27,475,868
TreeHouse Foods, Inc.	4.00%	9/1/2028		23,416,000	21,293,735
U.S. Foods, Inc.†	4.75%	2/15/2029		17,648,000	16,918,863
Total					264,656,085

16	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Forest Products & Paper 0.15%
LD Celulose International GmbH (Austria)†(e)(f)	7.95%		1/26/2032	$10,073,000	$10,108,407
Mercer International, Inc. (Canada)(e)	5.125%		2/1/2029	19,145,000	16,570,547
Mercer International, Inc. (Canada)†(e)	12.875%		10/1/2028	6,228,000	6,711,941
Total					33,390,895

Gas 0.19%
NiSource, Inc.	6.375% (5 yr. CMT + 2.53%	)#	3/31/2055	21,623,000	21,578,831
Southwest Gas Corp.	4.05%		3/15/2032	22,297,000	20,720,410
Total					42,299,241

Hand/Machine Tools 0.27%
Regal Rexnord Corp.	6.05%		4/15/2028	20,719,000	21,081,069
Regal Rexnord Corp.	6.40%		4/15/2033	36,534,000	37,713,165
Total					58,794,234

Health Care-Products 0.54%
Bausch & Lomb Corp. (Canada)†(e)	8.375%		10/1/2028	20,761,000	21,513,586
Medline Borrower LP†	3.875%		4/1/2029	34,808,000	32,263,782
Medline Borrower LP†	5.25%		10/1/2029	25,194,000	24,337,756
Solventum Corp.†	5.45%		3/13/2031	20,992,000	21,005,832
Solventum Corp.†	5.60%		3/23/2034	19,282,000	19,195,339
Total					118,316,295

Health Care-Services 2.60%
Charles River Laboratories International, Inc.†	3.75%		3/15/2029	26,607,000	24,423,734
CHS/Community Health Systems, Inc.†	4.75%		2/15/2031	98,816,000	76,775,200
CHS/Community Health Systems, Inc.†	5.25%		5/15/2030	30,743,000	25,278,980
CHS/Community Health Systems, Inc.†(f)	6.875%		4/15/2029	56,253,000	42,554,496
Concentra Escrow Issuer Corp.†	6.875%		7/15/2032	11,003,000	11,247,378
DaVita, Inc.†	4.625%		6/1/2030	62,876,000	57,857,560
HCA, Inc.	3.50%		9/1/2030	24,212,000	21,999,626
HCA, Inc.	5.50%		6/1/2033	22,533,000	22,301,799
HCA, Inc.	7.69%		6/15/2025	7,994,000	8,089,621
Health Care Service Corp. A Mutual Legal Reserve Co.†	5.875%		6/15/2054	21,193,000	20,572,531
IQVIA, Inc.	6.25%		2/1/2029	14,232,000	14,726,804
LifePoint Health, Inc.†(f)	5.375%		1/15/2029	11,707,000	10,276,744
LifePoint Health, Inc.†	9.875%		8/15/2030	19,223,000	20,764,819
LifePoint Health, Inc.†	10.00%		6/1/2032	35,958,000	36,605,136
LifePoint Health, Inc.†	11.00%		10/15/2030	18,973,000	20,849,676

See Notes to Financial Statements.	17

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Health Care-Services (continued)
Molina Healthcare, Inc.†	3.875%		11/15/2030	$41,142,000	$36,653,397
Molina Healthcare, Inc.†	3.875%		5/15/2032	24,175,000	20,997,257
Montefiore Obligated Group	5.246%		11/1/2048	42,910,000	35,927,609
Star Parent, Inc.†	9.00%		10/1/2030	29,766,000	30,952,173
Tenet Healthcare Corp.	6.75%		5/15/2031	20,331,000	20,555,068
Universal Health Services, Inc.	5.05%		10/15/2034	11,250,000	10,504,104
Total					569,913,712

Holding Companies-Diversified 0.25%
Benteler International AG (Austria)†(e)	10.50%		5/15/2028	21,318,000	22,432,075
Stena International SA (Luxembourg)†(e)	7.25%		1/15/2031	31,240,000	32,019,532
Total					54,451,607

Home Builders 0.09%
PulteGroup, Inc.	6.375%		5/15/2033	19,353,000	20,416,607

Home Furnishings 0.05%
Leggett & Platt, Inc.	4.40%		3/15/2029	10,603,000	9,928,139

Housewares 0.10%
Newell Brands, Inc.(f)	6.375%		9/15/2027	21,656,000	21,798,367

Insurance 1.47%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%		4/15/2028	40,395,000	40,626,504
Ardonagh Finco Ltd. (United Kingdom)†(e)	7.75%		2/15/2031	18,104,000	18,662,164
Ardonagh Group Finance Ltd. (United Kingdom)†(e)	8.875%		2/15/2032	21,499,000	22,360,208
Arthur J Gallagher & Co.	5.15%		2/15/2035	13,851,000	13,511,238
First American Financial Corp.	5.45%		9/30/2034	10,394,000	10,032,813
Global Atlantic Fin Co.†	7.95% (5 yr. CMT + 3.61%	)#	10/15/2054	25,350,000	26,579,551
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC (United Kingdom)†(e)	7.25%		2/15/2031	23,169,000	23,570,611
HUB International Ltd.†	7.25%		6/15/2030	27,054,000	27,752,541
HUB International Ltd.†	7.375%		1/31/2032	17,259,000	17,539,940
NMI Holdings, Inc.	6.00%		8/15/2029	18,009,000	18,108,288
Old Republic International Corp.	5.75%		3/28/2034	20,916,000	20,962,648
Panther Escrow Issuer LLC†	7.125%		6/1/2031	20,598,000	20,826,315
RenaissanceRe Holdings Ltd.	3.60%		4/15/2029	23,158,000	21,823,836

18	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Insurance (continued)
Swiss RE Subordinated Finance PLC (United Kingdom)†(e)	5.698% (3 mo. USD Term SOFR + 1.81%	)#	4/5/2035	$20,200,000	$20,101,697
Transatlantic Holdings, Inc.	8.00%		11/30/2039	15,659,000	19,400,678
Total					321,859,032

Internet 0.34%
Meituan (China)†(e)	4.625%		10/2/2029	32,443,000	31,398,039
Rakuten Group, Inc. (Japan)†(e)	9.75%		4/15/2029	19,755,000	21,447,510
Tencent Holdings Ltd. (China)†(e)(f)	3.925%		1/19/2038	24,722,000	20,960,939
Total					73,806,488

Investment Companies 0.15%
Saks Global Enterprises LLC†(b)	11.00%		12/15/2029	33,091,000	31,900,386

Iron-Steel 0.62%
ATI, Inc.	7.25%		8/15/2030	30,258,000	31,166,618
Commercial Metals Co.	4.375%		3/15/2032	15,677,000	14,054,880
Mineral Resources Ltd. (Australia)†(e)	8.50%		5/1/2030	25,341,000	25,879,028
Samarco Mineracao SA (Brazil)(e)	9.00%		6/30/2031	25,078,376	24,543,444
Steel Dynamics, Inc.	3.45%		4/15/2030	18,014,000	16,712,639
U.S. Steel Corp.	6.875%		3/1/2029	24,139,000	24,172,336
Total					136,528,945

Leisure Time 1.22%
Carnival Corp.†	4.00%		8/1/2028	41,410,000	39,276,178
Carnival Corp.†	5.75%		3/1/2027	42,176,000	42,113,969
Carnival Corp.†	6.00%		5/1/2029	29,128,000	29,081,372
NCL Corp. Ltd.†	5.875%		3/15/2026	34,273,000	34,251,675
NCL Corp. Ltd.†	5.875%		2/15/2027	31,490,000	31,414,509
Royal Caribbean Cruises Ltd.†	5.625%		9/30/2031	28,821,000	28,368,774
Royal Caribbean Cruises Ltd.†	6.00%		2/1/2033	21,305,000	21,269,743
Royal Caribbean Cruises Ltd.†	6.25%		3/15/2032	20,713,000	20,977,107
Viking Cruises Ltd.†	5.875%		9/15/2027	21,255,000	21,164,874
Total					267,918,201

Lodging 1.46%
Choice Hotels International, Inc.	5.85%		8/1/2034	31,544,000	31,600,495
Hilton Domestic Operating Co., Inc.†	3.625%		2/15/2032	15,350,000	13,345,551
Hilton Domestic Operating Co., Inc.†	3.75%		5/1/2029	25,286,000	23,319,543
Hilton Domestic Operating Co., Inc.	4.875%		1/15/2030	22,117,000	21,228,742

See Notes to Financial Statements.	19

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Lodging (continued)
Hilton Domestic Operating Co., Inc.†	5.875%	3/15/2033	$30,653,000	$30,183,670
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.†	6.625%	1/15/2032	25,419,000	25,527,387
Sands China Ltd. (Macau)(e)	2.85%	3/8/2029	57,502,000	51,297,230
Sands China Ltd. (Macau)(e)	4.375%	6/18/2030	35,200,000	32,866,064
Sands China Ltd. (Macau)(e)	5.40%	8/8/2028	25,193,000	24,927,861
Studio City Finance Ltd. (Hong Kong)(e)	5.00%	1/15/2029	24,221,000	21,932,633
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†(f)	5.25%	5/15/2027	21,636,000	21,418,074
Wynn Macau Ltd. (Macau)†(e)	5.50%	10/1/2027	23,813,000	23,193,561
Total				320,840,811

Machinery: Construction & Mining 0.08%
Vertiv Group Corp.†	4.125%	11/15/2028	18,160,000	17,156,703

Machinery-Diversified 0.66%
IDEX Corp.	4.95%	9/1/2029	21,313,000	21,233,615
nVent Finance SARL (Luxembourg)(e)	2.75%	11/15/2031	20,244,000	17,041,180
nVent Finance SARL (Luxembourg)(e)	5.65%	5/15/2033	36,050,000	36,056,624
SPX FLOW, Inc.†	8.75%	4/1/2030	17,647,000	18,103,351
TK Elevator U.S. Newco, Inc.†	5.25%	7/15/2027	32,705,000	32,042,243
Westinghouse Air Brake Technologies Corp.	5.611%	3/11/2034	19,961,000	20,235,869
Total				144,712,882

Media 2.88%
AMC Networks, Inc.	4.25%	2/15/2029	45,607,000	35,850,705
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	35,151,000	32,139,305
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028	34,678,000	33,455,209
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.375%	6/1/2029	33,967,000	32,515,964
CCO Holdings LLC/CCO Holdings Capital Corp.†	6.375%	9/1/2029	32,585,000	32,342,618
CCO Holdings LLC/CCO Holdings Capital Corp.†(f)	7.375%	3/1/2031	21,393,000	21,823,179
CSC Holdings LLC†	4.125%	12/1/2030	9,124,000	6,588,154
CSC Holdings LLC†	4.625%	12/1/2030	82,967,000	43,443,820
CSC Holdings LLC†	5.375%	2/1/2028	15,464,000	13,357,761
CSC Holdings LLC†	6.50%	2/1/2029	17,012,000	14,346,306
CSC Holdings LLC†	11.75%	1/31/2029	47,992,000	47,425,747
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	33,887,000	33,052,148
DISH DBS Corp.	5.125%	6/1/2029	18,292,000	11,791,747
DISH Network Corp.†	11.75%	11/15/2027	64,409,000	68,299,110
FactSet Research Systems, Inc.	3.45%	3/1/2032	23,698,000	20,922,290

20	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Media (continued)
Gray Television, Inc.†(f)	5.375%	11/15/2031	$29,785,000	$15,917,952
LCPR Senior Secured Financing DAC (Ireland)†(e)	6.75%	10/15/2027	22,575,000	20,448,425
McGraw-Hill Education, Inc.†	7.375%	9/1/2031	21,389,000	21,916,964
Sunrise FinCo I BV (Netherlands)†(e)	4.875%	7/15/2031	53,571,000	48,656,932
Univision Communications, Inc.†	4.50%	5/1/2029	28,463,000	25,509,602
Virgin Media Finance PLC (United Kingdom)†(e)	5.00%	7/15/2030	13,288,000	11,263,697
VZ Secured Financing BV (Netherlands)†(e)	5.00%	1/15/2032	46,331,000	41,058,895
Total				632,126,530

Metal Fabricate-Hardware 0.26%
Roller Bearing Co. of America, Inc.†	4.375%	10/15/2029	35,098,000	32,838,549
Vallourec SACA (France)†(e)	7.50%	4/15/2032	23,124,000	23,993,023
Total				56,831,572

Mining 1.67%
Alcoa Nederland Holding BV (Netherlands)†(e)	7.125%	3/15/2031	20,653,000	21,361,877
Anglo American Capital PLC (United Kingdom)†(e)	5.625%	4/1/2030	22,140,000	22,443,948
Anglo American Capital PLC (United Kingdom)†(e)	5.75%	4/5/2034	20,634,000	20,771,909
First Quantum Minerals Ltd. (Canada)†(e)(f)	8.625%	6/1/2031	26,808,000	27,629,524
First Quantum Minerals Ltd. (Canada)†(e)	9.375%	3/1/2029	19,851,000	21,135,357
FMG Resources August 2006 Pty. Ltd. (Australia)†(e)	4.375%	4/1/2031	32,833,000	29,583,795
FMG Resources August 2006 Pty. Ltd. (Australia)†(e)	6.125%	4/15/2032	28,083,000	27,765,061
Freeport Indonesia PT (Indonesia)(e)(f)	6.20%	4/14/2052	21,420,000	21,207,940
Freeport-McMoRan, Inc.	5.40%	11/14/2034	34,970,000	34,618,506
Glencore Funding LLC†	2.50%	9/1/2030	19,663,000	17,055,673
Hecla Mining Co.	7.25%	2/15/2028	25,372,000	25,653,375
Kaiser Aluminum Corp.†	4.50%	6/1/2031	29,297,000	25,860,201
Kinross Gold Corp. (Canada)(e)	6.25%	7/15/2033	36,065,000	37,484,896
Mirabela Nickel Ltd.	Zero Coupon	9/10/2044	185,297	–	(g)
Novelis Corp.†	4.75%	1/30/2030	36,313,000	33,557,805
Total				366,129,867

Office/Business Equipment 0.18%
CDW LLC/CDW Finance Corp.	5.55%	8/22/2034	21,618,000	21,334,473
Zebra Technologies Corp.†	6.50%	6/1/2032	17,401,000	17,667,519
Total				39,001,992

Oil & Gas 8.86%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029	43,814,000	44,850,122
Antero Resources Corp.†	5.375%	3/1/2030	97,896,000	94,660,097
Apache Corp.(f)	4.25%	1/15/2030	22,054,000	20,744,484

See Notes to Financial Statements.	21

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Oil & Gas (continued)
Apache Corp.	4.75%		4/15/2043		$46,044,000	$36,806,231
Apache Corp.	5.10%		9/1/2040		49,056,000	42,958,163
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	6.625%		10/15/2032		14,343,000	14,270,697
Baytex Energy Corp. (Canada)†(e)	7.375%		3/15/2032		20,000,000	19,506,206
Baytex Energy Corp. (Canada)†(e)	8.50%		4/30/2030		25,589,000	26,169,666
Borr IHC Ltd./Borr Finance LLC†	10.00%		11/15/2028		29,208,098	29,177,904
BP Capital Markets PLC (United Kingdom)(e)(f)	6.45% (5 yr. CMT + 2.15%	)#	–	(h)	20,223,000	20,825,849
California Resources Corp.†	8.25%		6/15/2029		30,110,000	30,562,032
CITGO Petroleum Corp.†	8.375%		1/15/2029		28,033,000	28,908,213
Civitas Resources, Inc.†	8.625%		11/1/2030		19,449,000	20,385,578
Civitas Resources, Inc.†	8.75%		7/1/2031		26,928,000	28,107,003
Comstock Resources, Inc.†	6.75%		3/1/2029		44,417,000	43,343,557
Comstock Resources, Inc.†	6.75%		3/1/2029		16,698,000	16,249,070
Continental Resources, Inc.	4.375%		1/15/2028		21,473,000	20,888,697
Continental Resources, Inc.†	5.75%		1/15/2031		21,475,000	21,231,384
Crescent Energy Finance LLC†	7.375%		1/15/2033		39,129,000	38,037,446
Crescent Energy Finance LLC†	7.625%		4/1/2032		37,150,000	36,993,199
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(e)	8.50%		10/1/2030		20,793,000	21,597,623
Ecopetrol SA (Colombia)(e)	5.875%		5/28/2045		59,957,000	41,352,069
Encino Acquisition Partners Holdings LLC†	8.50%		5/1/2028		39,459,000	40,301,923
Encino Acquisition Partners Holdings LLC†	8.75%		5/1/2031		21,006,000	22,183,533
Expand Energy Corp.	5.375%		2/1/2029		17,132,000	16,888,551
Expand Energy Corp.	5.375%		3/15/2030		34,107,000	33,374,936
Expand Energy Corp.†	6.75%		4/15/2029		19,198,000	19,423,596
Gulfport Energy Operating Corp.†	6.75%		9/1/2029		21,806,000	21,985,272
Helmerich & Payne, Inc.	2.90%		9/29/2031		8,536,000	7,103,868
Kosmos Energy Ltd.†	7.75%		5/1/2027		33,019,000	32,051,487
Kraken Oil & Gas Partners LLC†	7.625%		8/15/2029		23,165,000	22,318,322
Matador Resources Co.†	6.50%		4/15/2032		22,263,000	22,048,768
Matador Resources Co.†	6.875%		4/15/2028		43,709,000	44,372,546
MC Brazil Downstream Trading SARL (Luxembourg)†(e)(f)	7.25%		6/30/2031		39,995,625	33,270,085
MEG Energy Corp. (Canada)†(e)	5.875%		2/1/2029		57,133,000	55,822,893
Moss Creek Resources Holdings, Inc.†	8.25%		9/1/2031		33,026,000	32,443,329
Nabors Industries, Inc.†	8.875%		8/15/2031		21,482,000	19,969,374
Noble Finance II LLC†	8.00%		4/15/2030		38,415,000	38,836,842
Occidental Petroleum Corp.	6.125%		1/1/2031		15,761,000	16,137,613

22	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Occidental Petroleum Corp.	7.50%	5/1/2031	$18,501,000	$20,239,891
Occidental Petroleum Corp.	8.875%	7/15/2030	17,825,000	20,370,093
OGX Austria GmbH (Brazil)†(e)(i)	8.50%	6/1/2018	20,000,000	400	(a)
Ovintiv, Inc.	6.50%	2/1/2038	35,442,000	36,233,193
Patterson-UTI Energy, Inc.	5.15%	11/15/2029	23,103,000	22,548,699
Patterson-UTI Energy, Inc.(f)	7.15%	10/1/2033	23,666,000	24,813,799
Permian Resources Operating LLC†	6.25%	2/1/2033	15,826,000	15,634,661
Petroleos Mexicanos (Mexico)(e)	5.35%	2/12/2028	30,987,000	28,344,688
Petroleos Mexicanos (Mexico)(e)(f)	10.00%	2/7/2033	65,035,000	67,582,591
Precision Drilling Corp. (Canada)†(e)	6.875%	1/15/2029	25,184,000	24,985,757
Range Resources Corp.†	4.75%	2/15/2030	54,135,000	50,840,739
Saturn Oil & Gas, Inc. (Canada)†(e)(f)	9.625%	6/15/2029	28,577,000	27,808,559
Seadrill Finance Ltd.†	8.375%	8/1/2030	21,159,000	21,599,866
SM Energy Co.†	6.75%	8/1/2029	14,862,000	14,725,974
SM Energy Co.†	7.00%	8/1/2032	22,436,000	22,142,036
Suncor Energy, Inc. (Canada)(e)	7.15%	2/1/2032	28,398,000	30,929,606
Talos Production, Inc.†	9.00%	2/1/2029	20,033,000	20,572,028
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	33,329,000	31,153,373
Transocean, Inc.†	8.25%	5/15/2029	21,421,000	21,004,685
Transocean, Inc.†	8.50%	5/15/2031	21,064,000	20,672,764
Transocean, Inc.†	8.75%	2/15/2030	21,007,750	21,756,046
Valaris Ltd.†	8.375%	4/30/2030	28,849,000	29,181,167
Vermilion Energy, Inc. (Canada)†(e)	6.875%	5/1/2030	31,699,000	31,608,788
Viper Energy, Inc.†	5.375%	11/1/2027	37,638,000	37,289,299
Viper Energy, Inc.†	7.375%	11/1/2031	15,232,000	15,958,723
Vital Energy, Inc.†	7.75%	7/31/2029	35,741,000	35,611,074
Vital Energy, Inc.†	7.875%	4/15/2032	33,047,000	31,829,581
Vital Energy, Inc.	9.75%	10/15/2030	6,656,000	7,024,399
YPF SA (Argentina)(e)	9.50%	1/17/2031	30,542,000	32,695,486
Total				1,941,316,193

Oil & Gas Services 0.41%
Kodiak Gas Services LLC†	7.25%	2/15/2029	20,572,000	21,003,848
Oceaneering International, Inc.	6.00%	2/1/2028	38,139,000	37,653,978
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	9/1/2027	14,561,000	14,618,865
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%	3/15/2029	16,836,000	17,149,190
Total				90,425,881

See Notes to Financial Statements.	23

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Packaging & Containers 0.87%
Clydesdale Acquisition Holdings, Inc.†(f)	8.75%	4/15/2030	$20,012,000	$20,323,267
LABL, Inc.†	8.625%	10/1/2031	45,208,000	41,871,469
LABL, Inc.†	10.50%	7/15/2027	10,629,000	10,298,699
Mauser Packaging Solutions Holding Co.†	7.875%	8/15/2026	38,298,000	38,760,065
Mauser Packaging Solutions Holding Co.†	9.25%	4/15/2027	22,571,000	22,935,883
Owens-Brockway Glass Container, Inc.†(f)	7.25%	5/15/2031	21,876,000	21,317,506
Sealed Air Corp.†	6.875%	7/15/2033	22,562,000	23,588,142
Sonoco Products Co.	4.60%	9/1/2029	12,009,000	11,703,763
Total				190,798,794

Pharmaceuticals 0.71%
BellRing Brands, Inc.†	7.00%	3/15/2030	28,420,000	29,155,595
Organon & Co./Organon Foreign Debt Co-Issuer BV†(f)	5.125%	4/30/2031	46,081,000	41,462,750
Organon & Co./Organon Foreign Debt Co-Issuer BV†(f)	7.875%	5/15/2034	30,166,000	30,878,207
Owens & Minor, Inc.†(f)	4.50%	3/31/2029	10,002,000	8,937,050
Owens & Minor, Inc.†(f)	6.625%	4/1/2030	19,194,000	18,016,187
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(e)	3.15%	10/1/2026	29,101,000	27,988,233
Total				156,438,022

Pipelines 3.37%
AL Candelaria -spain- SA (Spain)†(e)	5.75%	6/15/2033	30,777,000	25,032,384
AL Candelaria -spain- SA (Spain)(e)	5.75%	6/15/2033	19,229,000	15,639,851
AL Candelaria -spain- SA (Spain)(e)	5.75%	6/15/2033	4,247,000	3,454,285
AL Candelaria -spain- SA (Spain)†(e)	7.50%	12/15/2028	17,994,443	17,782,492
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	7.25%	7/15/2032	20,994,000	21,588,220
Boardwalk Pipelines LP	5.625%	8/1/2034	31,480,000	31,374,967
Cheniere Energy Partners LP	3.25%	1/31/2032	30,486,000	26,461,790
Colonial Enterprises, Inc.†	3.25%	5/15/2030	19,028,000	17,235,148
Columbia Pipelines Operating Co. LLC†	5.927%	8/15/2030	12,880,000	13,262,454
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%	6/15/2031	47,805,000	45,697,172
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	8.625%	3/15/2029	30,918,000	31,995,859
DT Midstream, Inc.†	4.30%	4/15/2032	27,064,000	24,716,637
EnLink Midstream LLC†	6.50%	9/1/2030	30,196,000	31,645,866
EQM Midstream Partners LP†	6.375%	4/1/2029	19,742,000	19,821,456
EQM Midstream Partners LP†	6.50%	7/1/2027	30,292,000	30,705,574

24	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Pipelines (continued)
Genesis Energy LP/Genesis Energy Finance Corp.	7.875%		5/15/2032	$20,761,000	$20,351,344
Greensaif Pipelines Bidco SARL (Luxembourg)†(e)	5.853%		2/23/2036	13,357,000	13,200,429
Hess Midstream Operations LP†	5.125%		6/15/2028	17,974,000	17,495,282
NGPL PipeCo LLC†	3.25%		7/15/2031	24,487,000	21,134,849
NGPL PipeCo LLC†	4.875%		8/15/2027	20,780,000	20,629,856
ONEOK, Inc.	6.05%		9/1/2033	31,558,000	32,491,014
Sabal Trail Transmission LLC†	4.246%		5/1/2028	16,996,000	16,461,802
South Bow Canadian Infrastructure Holdings Ltd. (Canada)†(e)	7.50% (5 yr. CMT + 3.67%	)#	3/1/2055	21,644,000	22,400,702
South Bow USA Infrastructure Holdings LLC†	5.584%		10/1/2034	21,521,000	20,945,161
Venture Global LNG, Inc.†	8.125%		6/1/2028	13,276,000	13,821,019
Venture Global LNG, Inc.†	8.375%		6/1/2031	23,884,000	24,933,978
Venture Global LNG, Inc.†	9.50%		2/1/2029	24,103,000	26,655,290
Western Midstream Operating LP	4.05%		2/1/2030	70,590,000	66,257,789
Western Midstream Operating LP	6.35%		1/15/2029	20,497,000	21,226,324
Whistler Pipeline LLC†	5.95%		9/30/2034	45,092,000	45,248,049
Total					739,667,043

Real Estate 0.31%
Cushman & Wakefield U.S. Borrower LLC†	6.75%		5/15/2028	21,071,000	21,109,842
Hunt Cos., Inc.†	5.25%		4/15/2029	27,346,000	25,948,185
Newmark Group, Inc.	7.50%		1/12/2029	20,249,000	21,176,528
Total					68,234,555

REITS 2.32%
American Assets Trust LP	6.15%		10/1/2034	37,116,000	36,936,079
Americold Realty Operating Partnership LP	5.409%		9/12/2034	19,844,000	19,033,753
Brandywine Operating Partnership LP(f)	4.55%		10/1/2029	11,505,000	10,447,040
Brandywine Operating Partnership LP	8.875%		4/12/2029	9,024,000	9,618,447
Brixmor Operating Partnership LP	4.05%		7/1/2030	22,520,000	21,303,553
Cousins Properties LP	5.375%		2/15/2032	5,899,000	5,796,602
Cousins Properties LP	5.875%		10/1/2034	21,659,000	21,696,012
GLP Capital LP/GLP Financing II, Inc.	4.00%		1/15/2030	26,711,000	24,897,063
GLP Capital LP/GLP Financing II, Inc.	4.00%		1/15/2031	19,738,000	18,068,041
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028	17,444,000	17,615,650
Goodman U.S. Finance Five LLC†	4.625%		5/4/2032	22,454,000	21,329,031
Iron Mountain, Inc.†	4.50%		2/15/2031	23,221,000	21,247,219
Iron Mountain, Inc.†	4.875%		9/15/2029	21,632,000	20,575,197
Iron Mountain, Inc.†	6.25%		1/15/2033	23,442,000	23,363,854

See Notes to Financial Statements.	25

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
REITS (continued)
Kite Realty Group LP	4.95%	12/15/2031	$22,560,000	$21,961,401
Phillips Edison Grocery Center Operating Partnership I LP	4.95%	1/15/2035	12,523,000	11,805,841
Phillips Edison Grocery Center Operating Partnership I LP	5.75%	7/15/2034	7,372,000	7,388,143
Piedmont Operating Partnership LP	9.25%	7/20/2028	33,284,000	36,544,530
Rayonier LP	2.75%	5/17/2031	45,499,000	38,673,873
Regency Centers LP	5.10%	1/15/2035	15,341,000	14,997,677
Regency Centers LP	5.25%	1/15/2034	19,801,000	19,523,641
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC†	10.50%	2/15/2028	20,755,000	22,152,131
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	65,109,000	62,436,295
Total				507,411,073

Retail 1.84%
1011778 BC ULC/New Red Finance, Inc. (Canada)†(e)	6.125%	6/15/2029	20,619,000	20,711,549
Alimentation Couche-Tard, Inc. (Canada)†(e)	5.267%	2/12/2034	15,738,000	15,378,963
Arko Corp.†(f)	5.125%	11/15/2029	34,291,000	31,351,850
Carvana Co.†	13.00%	6/1/2030	34,302,059	37,697,017
Dick’s Sporting Goods, Inc.	4.10%	1/15/2052	29,390,000	21,491,649
Gap, Inc.†(f)	3.875%	10/1/2031	30,155,000	26,104,861
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(e)	8.375%	1/15/2029	21,806,000	20,357,525
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%	8/15/2028	3,544,000	2,183,514
LBM Acquisition LLC†	6.25%	1/15/2029	17,160,000	15,801,810
Murphy Oil USA, Inc.	4.75%	9/15/2029	25,575,000	24,291,669
Park River Holdings, Inc.†(f)	5.625%	2/1/2029	16,910,000	14,703,817
Park River Holdings, Inc.†(f)	6.75%	8/1/2029	12,391,000	10,894,068
Patrick Industries, Inc.†	6.375%	11/1/2032	21,182,000	20,520,128
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028	8,295,000	7,835,917
PetSmart, Inc./PetSmart Finance Corp.†	7.75%	2/15/2029	36,558,000	35,383,601
Staples, Inc.†	10.75%	9/1/2029	11,487,000	11,315,106
Staples, Inc.†	12.75%	1/15/2030	37,129,373	29,078,043
Tiffany & Co.	4.90%	10/1/2044	15,113,000	14,322,604
Walgreens Boots Alliance, Inc.(f)	8.125%	8/15/2029	30,267,000	29,996,590
White Cap Buyer LLC†	6.875%	10/15/2028	13,707,000	13,624,942
Total				403,045,223

26	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Savings & Loans 0.00%
Washington Mutual Bank/Debt not acquired by JPMorgan(i)	6.875%	6/15/2011	$22,500,000	$0	(g)(j)

Semiconductors 0.89%
Entegris, Inc.†	4.75%	4/15/2029	21,642,000	20,741,207
Foundry JV Holdco LLC†	6.25%	1/25/2035	17,722,000	17,857,833
Marvell Technology, Inc.	5.95%	9/15/2033	21,787,000	22,629,490
Micron Technology, Inc.	5.30%	1/15/2031	12,583,000	12,574,931
ON Semiconductor Corp.†	3.875%	9/1/2028	23,433,000	21,996,146
Qorvo, Inc.†	3.375%	4/1/2031	22,864,000	19,573,682
Qorvo, Inc.	4.375%	10/15/2029	21,594,000	20,270,122
SK Hynix, Inc. (South Korea)†(e)	5.50%	1/16/2029	26,457,000	26,595,678
SK Hynix, Inc. (South Korea)(e)	6.50%	1/17/2033	31,457,000	33,265,399
Total				195,504,488

Shipbuilding 0.14%
Huntington Ingalls Industries, Inc.	4.20%	5/1/2030	32,665,000	31,019,580

Software 1.80%
AppLovin Corp.	5.50%	12/1/2034	22,134,000	21,983,091
AthenaHealth Group, Inc.†	6.50%	2/15/2030	37,901,000	36,056,588
Atlassian Corp. (Australia)(e)	5.50%	5/15/2034	22,509,000	22,618,912
Cloud Software Group, Inc.†	6.50%	3/31/2029	44,401,000	43,636,766
Cloud Software Group, Inc.†	8.25%	6/30/2032	35,312,000	36,441,826
Cloud Software Group, Inc.†	9.00%	9/30/2029	79,623,000	80,940,262
MSCI, Inc.†	3.875%	2/15/2031	30,523,000	27,967,793
MSCI, Inc.†	4.00%	11/15/2029	55,804,000	52,653,618
ROBLOX Corp.†	3.875%	5/1/2030	25,180,000	22,714,282
Roper Technologies, Inc.	1.75%	2/15/2031	18,251,000	14,999,017
Roper Technologies, Inc.	4.75%	2/15/2032	13,514,000	13,176,939
Take-Two Interactive Software, Inc.	5.40%	6/12/2029	20,501,000	20,799,202
Total				393,988,296

Telecommunications 1.90%
Altice France SA (France)†(e)	5.50%	10/15/2029	27,368,000	20,635,800
Altice France SA (France)†(e)	8.125%	2/1/2027	45,191,000	36,685,435
Frontier Communications Holdings LLC†	5.875%	10/15/2027	22,149,000	22,095,841
Frontier Communications Holdings LLC†	8.75%	5/15/2030	15,700,000	16,606,037
Hughes Satellite Systems Corp.	5.25%	8/1/2026	55,448,000	50,882,151
Hughes Satellite Systems Corp.	6.625%	8/1/2026	36,441,000	29,017,396
Level 3 Financing, Inc.†(f)	3.625%	1/15/2029	26,192,000	20,953,596

See Notes to Financial Statements.	27

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Telecommunications (continued)
Level 3 Financing, Inc.†	4.25%	7/1/2028	$12,696,000	$11,475,407
Level 3 Financing, Inc.†(f)	4.50%	4/1/2030	11,733,623	9,787,641
Lumen Technologies, Inc.†	4.125%	4/15/2029	9,770,792	8,863,793
Lumen Technologies, Inc.†	4.125%	4/15/2030	12,687,843	11,365,823
Lumen Technologies, Inc.†	4.50%	1/15/2029	33,197,000	28,281,686
Lumen Technologies, Inc.†	5.375%	6/15/2029	1,233,000	1,067,914
Lumen Technologies, Inc.	7.60%	9/15/2039	1,123,000	920,788
Lumen Technologies, Inc.	7.65%	3/15/2042	2,248,000	1,832,670
Optics Bidco SpA (Italy)†(e)	6.00%	9/30/2034	22,020,000	21,250,162
Vmed O2 U.K. Financing I PLC (United Kingdom)†(e)	4.25%	1/31/2031	55,119,000	47,113,282
Vmed O2 U.K. Financing I PLC (United Kingdom)†(e)	4.75%	7/15/2031	24,505,000	21,100,473
Windstream Services LLC/Windstream Escrow Finance Corp.†	8.25%	10/1/2031	21,947,000	22,693,041
Zegona Finance PLC (United Kingdom)†(e)	8.625%	7/15/2029	31,020,000	32,998,037
Total				415,626,973

Transportation 0.32%
Rand Parent LLC†	8.50%	2/15/2030	32,534,000	32,746,871
Watco Cos. LLC/Watco Finance Corp.†	7.125%	8/1/2032	17,868,000	18,435,287
XPO, Inc.†	7.125%	2/1/2032	18,350,000	18,814,622
Total				69,996,780

Trucking & Leasing 0.26%
Fortress Transportation & Infrastructure Investors LLC†	5.50%	5/1/2028	35,638,000	35,032,311
Fortress Transportation & Infrastructure Investors LLC†	5.875%	4/15/2033	22,072,000	21,324,043
Total				56,356,354
Total Corporate Bonds (cost $15,179,117,532)				15,040,112,414

			Shares
EXCHANGE-TRADED FUNDS 1.00%

Exchange- Traded Funds 0.50%
Invesco Senior Loan ETF			5,181,267	109,169,295

Miscellaneous Financials 0.50%
SPDR Blackstone Senior Loan ETF			2,614,401	109,098,954
Total Exchange-Traded Funds (cost $218,922,665)				218,268,249

28	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
FLOATING RATE LOANS(k) 5.69%

Aerospace/Defense 0.24%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(e)	0.50%	(c)	3/6/2025	$20,082,191	$24,165,503
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B1	6.607% (1 mo. USD Term SOFR + 2.25%	)	10/31/2031	20,010,270	20,127,530
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B2	6.607% (1 mo. USD Term SOFR + 2.25%	)	10/31/2031	7,611,269	7,655,871
Total					51,948,904

Airlines 0.07%
American Airlines, Inc. 2021 Term Loan	9.629% (3 mo. USD Term SOFR + 4.75%	)	4/20/2028	14,014,256	14,410,789

Building Materials 0.32%
ACProducts, Inc. 2021 Term Loan B	8.84% (3 mo. USD Term SOFR + 4.25%	)	5/17/2028	11,554,232	9,387,813
CP Atlas Buyer, Inc. 2021 Term Loan B	8.207% (1 mo. USD Term SOFR + 3.75%	)	11/23/2027	17,836,552	17,426,044
MI Windows & Doors LLC 2024 Term Loan B2	7.357% (1 mo. USD Term SOFR + 3.00%	)	3/28/2031	20,762,182	21,000,117
Quikrete Holdings, Inc. 2024 Term Loan B1	–	(c)	3/19/2029	21,875,000	21,888,672
Total					69,702,646

Chemicals 0.32%
ASP Unifrax Holdings, Inc. 2024 Delayed Draw Term Loan(l)	–	(c)	9/28/2029	15,103,278	14,901,876
Iris Holding, Inc. Term Loan	9.435% (3 mo. USD Term SOFR + 4.75%	)	6/28/2028	21,896,977	21,157,954
Lonza Group AG USD Term Loan B (Luxembourg)(e)	8.354% (3 mo. USD Term SOFR + 3.93%	)	7/3/2028	21,755,811	21,387,486
USALCO LLC 2024 Delayed Draw Term Loan(l)	–	(c)	9/30/2031	1,257,720	1,270,033
USALCO LLC 2024 Term Loan B	8.357% (1 mo. USD Term SOFR + 4.00%)		9/30/2031	12,207,280	12,326,789
Total					71,044,138

Commercial Services 0.51%
Crash Champions LLC 2024 Term Loan B	9.271% (3 mo. USD Term SOFR + 4.75%	)	2/23/2029	23,232,126	22,063,317
Grant Thornton Advisors LLC 2024 Delayed Draw Term Loan(l)	–	(c)	6/2/2031	495,543	496,272

See Notes to Financial Statements.	29

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Commercial Services (continued)
Grant Thornton Advisors LLC 2024 Term Loan B	–	(c)	6/2/2031	$4,063,457	$4,069,430
Grant Thornton Advisors LLC Term Loan B	7.607% (1 mo. USD Term SOFR + 3.25%	)	6/2/2031	22,462,057	22,495,076
Nuvei Technologies Corp. 2024 Term Loan B1 (Canada)(e)	7.444% (1 mo. USD Term SOFR + 3.00%	)	11/15/2031	32,995,000	33,103,389
Raven Acquisition Holdings LLC Delayed Draw Term Loan(l)	–	(c)	11/19/2031	1,971,467	1,978,377
Raven Acquisition Holdings LLC Term Loan B	7.607% (1 mo. USD Term SOFR + 3.25%	)	11/19/2031	27,600,533	27,697,273
Total					111,903,134

Computers 0.14%
McAfee LLC 2024 USD 1st Lien Term Loan B	7.37% (1 mo. USD Term SOFR + 3.00%	)	3/1/2029	31,415,128	31,481,885

Consumer Non-Durables 0.10%
Anastasia Parent LLC 2018 Term Loan B	8.34% (3 mo. USD Term SOFR + 3.75%	)	8/11/2025	30,577,070	22,779,917

Diversified Financial Services 0.26%
Citadel Securities LP 2024 First Lien Term Loan	6.329% (3 mo. USD Term SOFR + 2.00%	)	10/31/2031	14,735,000	14,795,266
Guggenheim Partners LLC 2024 Term Loan B	6.829% (3 mo. USD Term SOFR + 2.50%	)	11/21/2031	12,019,000	12,079,095
Hudson River Trading LLC 2024 Term Loan B	7.483% (1 mo. USD Term SOFR + 3.00%	)	3/18/2030	30,406,792	30,549,401
Total					57,423,762

Electric 0.08%
NRG Energy, Inc. 2024 Term Loan	6.355% (3 mo. USD Term SOFR + 1.75%	)	4/16/2031	18,075,152	18,118,171

Electric: Generation 0.02%
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	6.09% (3 mo. USD Term SOFR + 1.50%	)	7/28/2028	1,720,947	1,755,366
Frontera Generation Holdings LLC 2021 Term Loan	17.59% (3 mo. USD Term SOFR + 13.00%	)	7/28/2026	1,773,053	2,411,352
Total					4,166,718

30	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Electronics 0.20%
LSF12 Crown U.S. Commercial Bidco LLC Term Loan B	8.646% (3 mo. USD Term SOFR + 4.25%	)	12/2/2031		$44,396,000	$44,396,222

Food 0.13%
Bellis Acquisition Co. PLC 2024 EUR Term Loan B	7.092% (6 mo. EURIBOR + 4.00%	)	5/14/2031	EUR	28,107,692	28,516,879

Health Care Products 0.36%
Bausch & Lomb Corp. Term Loan (Canada)(e)	7.689% (1 mo. USD Term SOFR + 3.25%	)	5/10/2027		$44,327,298	44,550,929
Hanger, Inc. 2024 Delayed Draw Term Loan(l)	–	(c)	10/23/2031		2,463,865	2,491,275
Hanger, Inc. 2024 Term Loan B	7.857% (1 mo. USD Term SOFR + 3.50%	)	10/23/2031		31,137,135	31,483,536
Total						78,525,740

Health Care Services 0.30%
eResearchTechnology, Inc. 2024 Term Loan	8.357% (1 mo. USD Term SOFR + 4.00%	)	2/4/2027		22,245,512	22,410,573
LifePoint Health, Inc. 2024 1st Lien Term Loan B	8.406% (3 mo. USD Term SOFR + 3.75%	)	5/17/2031		21,895,000	21,999,987
Star Parent, Inc. Term Loan B	8.329% (3 mo. USD Term SOFR + 4.00%	)	9/27/2030		22,628,107	22,144,431
Total						66,554,991

Healthcare 0.21%
Athenahealth Group, Inc. 2022 Term Loan B	7.607% (1 mo. USD Term SOFR + 3.25%	)	2/15/2029		20,864,224	20,957,383
Electron BidCo, Inc. 2021 Term Loan	–	(c)	11/1/2028		3,041,728	3,056,754
Gainwell Acquisition Corp. Term Loan B	8.429% (3 mo. USD Term SOFR + 4.00%	)	10/1/2027		23,090,025	22,422,954
Total						46,437,091

Insurance 0.11%
Alliant Holdings Intermediate LLC 2024 Term Loan B6	7.106% (1 mo. USD Term SOFR + 2.75%	)	9/19/2031		22,749,983	22,836,660

Internet 0.12%
Barracuda Networks, Inc. 2022 Term Loan	–	(c)	8/15/2029		27,736,244	25,730,636

See Notes to Financial Statements.	31

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Leisure Time 0.22%
City Football Group Ltd. 2024 Term Loan (United Kingdom)(e)	7.472% (1 mo. USD Term SOFR + 3.00%	)	7/22/2030	$13,604,635	$13,598,989
GBT U.S. III LLC Term Loan B	7.626% (3 mo. USD Term SOFR + 3.00%	)	7/25/2031	21,895,000	22,029,107
Life Time Fitness, Inc. 2024 Term Loan B	7.025% (1 mo. USD Term SOFR + 2.50%	)	11/5/2031	13,184,000	13,253,216
Total					48,881,312

Machinery: Diversified 0.10%
LSF12 Badger Bidco LLC Term Loan B	10.357% (1 mo. USD Term SOFR + 6.00%	)	8/30/2030	22,313,853	22,034,930

Media 0.37%
Sinclair Television Group, Inc. 2021 Term Loan B3	7.472% (1 mo. USD Term SOFR + 3.00%	)(c)	4/1/2028	28,664,026	23,432,841
Sinclair Television Group, Inc. 2022 Term Loan B4	8.207% (1 mo. USD Term SOFR + 3.75%	)	4/21/2029	15,826,187	13,001,213
Virgin Media Bristol LLC 2023 USD Term Loan Y	7.724% (6 mo. USD Term SOFR + 3.18%	)	3/31/2031	45,108,000	44,747,362
Total					81,181,416

Metal Fabricate/Hardware 0.10%
Tank Holding Corp. 2022 Term Loan	10.245% (6 mo. USD Term SOFR + 5.75%	)	3/31/2028	21,710,326	21,407,358

Personal & Household Products 0.00%
FGI Operating Co. LLC Exit Term Loan	–	(c)	12/31/2025	777,027	97,517	(g)

Pharmaceuticals 0.08%
Southern Veterinary Partners LLC 2024 1st Lien Term Loan	7.715% (3 mo. USD Term SOFR + 3.25%	)	12/4/2031	16,686,079	16,824,824

Retail 0.14%
Staples, Inc. 2024 Term Loan B	10.177% (3 mo. USD Term SOFR + 5.75%	)	9/4/2029	31,832,220	30,504,339

32	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Software 0.84%
Boxer Parent Co., Inc. 2024 2nd Lien Term Loan	10.335% (3 mo. USD Term SOFR + 5.75%	)	7/30/2032	$32,931,000	$32,492,030
Cloud Software Group, Inc. 2024 1st Lien Term Loan B	7.829% (3 mo. USD Term SOFR + 3.50%	)	3/30/2029	17,184,763	17,257,025
Cloud Software Group, Inc. 2024 USD Term Loan	8.079% (3 mo. USD Term SOFR + 3.75%	)	3/21/2031	5,948,457	5,975,017
Modena Buyer LLC Term Loan	8.857% (1 mo. USD Term SOFR + 4.50%	)	7/1/2031	31,005,000	30,108,025
Project Alpha Intermediate Holding, Inc. 2024 Add-on Term Loan B	–	(c)	10/28/2030	9,390,000	9,461,880
Rocket Software, Inc. 2023 USD Term Loan B	8.607% (1 mo. USD Term SOFR + 4.25%	)	11/28/2028	43,770,150	44,150,513
Zelis Payments Buyer, Inc. 5th Amendment Term Loan	7.595% (PRIME Rate + 3.25%	)	11/26/2031	44,501,000	44,714,160
Total					184,158,650

Telecommunications 0.35%
Lorca Holdco Ltd. 2024 USD Term Loan (United Kingdom)(e)	–	(c)	3/25/2031	17,120,969	17,299,369
Lumen Technologies, Inc. 2024 Extended Term Loan B1	6.822% (1 mo. USD Term SOFR + 2.35%	)	4/15/2029	57,467,119	54,152,703
Lumen Technologies, Inc. 2024 Extended Term Loan B2	–	(c)	4/15/2030	5,180,863	4,838,356
Total					76,290,428
Total Floating Rate Loans (cost $1,242,403,353)					1,247,359,057

FOREIGN GOVERNMENT OBLIGATIONS(e) 4.08%

Angola 0.28%
Angola Government International Bonds	8.25%		5/9/2028	22,450,000	21,159,125
Angola Government International Bonds	9.375%		5/8/2048	49,703,000	40,890,658
Total					62,049,783

Argentina 0.82%
Argentina Republic Government International Bonds	0.75%	(m)	7/9/2030	230,996,247	178,606,298

Benin 0.09%
Benin Government International Bonds†	7.96%		2/13/2038	21,668,000	20,478,860

See Notes to Financial Statements.	33

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Colombia 0.10%
Colombia Government International Bonds	8.00%		4/20/2033	$20,824,000	$21,328,982

Ecuador 0.39%
Ecuador Government International Bonds†	6.90%	(m)	7/31/2030	122,563,274	85,657,857

Egypt 0.11%
Egypt Government International Bonds	8.50%		1/31/2047	4,553,000	3,543,270
Egypt Government International Bonds	8.50%		1/31/2047	27,034,000	21,038,602
Total					24,581,872

El Salvador 0.58%
El Salvador Government International Bonds†	0.25%		4/17/2030	26,503,000	524,778
El Salvador Government International Bonds	8.625%		2/28/2029	50,361,000	52,312,489
El Salvador Government International Bonds†	9.25%		4/17/2030	48,251,000	51,206,374
El Salvador Government International Bonds†	9.65%		11/21/2054	22,062,000	23,297,472
Total					127,341,113

Ghana 0.10%
Ghana Government International Bonds	5.00%	(m)	7/3/2035	31,575,000	22,291,832

Honduras 0.02%
Honduras Government International Bonds	5.625%		6/24/2030	4,064,000	3,641,344

Kenya 0.18%
Republic of Kenya Government International Bonds	7.00%		5/22/2027	19,700,000	19,420,556
Republic of Kenya Government International Bonds†	9.75%		2/16/2031	20,958,000	20,757,065
Total					40,177,621

Montenegro 0.08%
Montenegro Government International Bonds†(f)	7.25%		3/12/2031	17,532,000	18,013,692

Nigeria 0.29%
Nigeria Government International Bonds	7.143%		2/23/2030	46,688,000	42,352,587
Nigeria Government International Bonds	7.625%		11/28/2047	27,075,000	20,712,335
Total					63,064,922

Panama 0.11%
Panama Government International Bonds	7.50%		3/1/2031	8,576,000	8,709,738
Panama Government International Bonds	9.375%		4/1/2029	14,881,000	16,445,518
Total					25,155,256

34	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Senegal 0.24%
Senegal Government International Bonds†(f)	6.25%		5/23/2033	$66,376,000	$53,229,901

South Africa 0.09%
Republic of South Africa Government International Bonds	5.75%		9/30/2049	27,010,000	20,278,568

Trinidad And Tobago 0.17%
Trinidad & Tobago Government International Bonds†	6.40%		6/26/2034	37,048,000	36,556,373

Turkey 0.24%
Istanbul Metropolitan Municipality†(f)	10.50%		12/6/2028	20,592,000	22,354,325
Turkiye Government International Bonds	9.375%		3/14/2029	27,200,000	30,045,256
Total					52,399,581

Venezuela 0.09%
Venezuela Government International Bonds(i)	9.00%		5/7/2023	58,725,800	8,405,130
Venezuela Government International Bonds(i)	11.75%		10/21/2026	51,699,500	8,465,793
Venezuela Government International Bonds(i)	12.75%		8/23/2022	11,543,700	1,839,777
Total					18,710,700

Zambia 0.10%
Zambia Government International Bonds	5.75%	(m)	6/30/2033	24,410,405	21,450,643
Total Foreign Government Obligations (cost $822,319,775)					895,015,198

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 12.41%
Government National Mortgage Association(n)	3.00%		TBA	34,680,000	30,077,831
Government National Mortgage Association(n)	3.50%		TBA	38,242,000	34,190,772
Government National Mortgage Association(n)	4.50%		TBA	42,325,000	40,010,351
Government National Mortgage Association(n)	5.00%		TBA	107,442,000	104,239,724
Government National Mortgage Association(n)	5.50%		TBA	104,359,000	103,444,682
Government National Mortgage Association(n)	6.00%		TBA	156,784,000	157,644,743
Government National Mortgage Association(n)	6.50%		TBA	245,853,000	249,935,030
Government National Mortgage Association(n)	7.00%		TBA	34,661,000	35,512,975
Uniform Mortgage-Backed Security(n)	3.50%		TBA	48,243,000	42,674,457
Uniform Mortgage-Backed Security(n)	4.00%		TBA	104,910,000	95,932,069
Uniform Mortgage-Backed Security(n)	4.50%		TBA	79,396,000	74,664,728
Uniform Mortgage-Backed Security(n)	5.00%		TBA	493,207,000	484,009,681
Uniform Mortgage-Backed Security(n)	5.50%		TBA	634,682,000	632,830,636
Uniform Mortgage-Backed Security(n)	6.00%		TBA	294,856,000	298,434,179
Uniform Mortgage-Backed Security(n)	6.50%		TBA	140,311,000	143,125,838
Uniform Mortgage-Backed Security(n)	7.00%		TBA	185,991,000	192,748,584
Total Government Sponsored Enterprises Pass-Throughs (cost $2,728,418,980)					2,719,476,280

See Notes to Financial Statements.	35

Schedule of Investments (continued)

December 31, 2024

Investments				Shares	Fair Value
INVESTMENTS IN UNDERLYING FUNDS 0.60%
Lord Abbett Private Credit Fund(o)(p)(q) (cost $131,202,192)				5,229,607	$132,204,467

	Interest Rate		Maturity Date	Principal Amount‡

MUNICIPAL BONDS 0.23%

Miscellaneous 0.15%
Dallas Convention Center Hotel Development Corp. TX	7.088%		1/1/2042	$17,645,000	19,431,554
New York City Industrial Development Agency NY†	11.00%		3/1/2029	13,278,000	14,680,319
Total					34,111,873

Tax Revenue 0.08%
Memphis-Shelby County Industrial Development Board Tax Allocation TN(i)	7.00%		7/1/2045	22,085,000	17,234,414
Total Municipal Bonds (cost $60,051,702)					51,346,287

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.79%
ARZ Trust Series 2024-BILT Class A†	5.772%		6/11/2029	16,500,000	16,702,207
BAHA Trust Series 2024-MAR Class A†	6.171%	#(r)	12/10/2041	13,280,000	13,427,907
BAHA Trust Series 2024-MAR Class B†	7.069%	#(r)	12/10/2041	37,530,000	38,411,752
BAHA Trust Series 2024-MAR Class C†	7.766%	#(r)	12/10/2041	11,230,000	11,559,376
BBCMS Mortgage Trust Series 2020-BID Class A†	6.652% (1 mo. USD Term SOFR + 2.25%	)#	10/15/2037	15,631,000	15,685,361
BFLD Mortgage Trust Series 2024-VICT Class A†	6.287% (1 mo. USD Term SOFR + 1.89%	)#	7/15/2041	29,795,000	29,923,259
BFLD Mortgage Trust Series 2024-VICT Class B†	6.986% (1 mo. USD Term SOFR + 2.59%	)#	7/15/2041	7,400,000	7,422,775
BLP Commercial Mortgage Trust Series 2024-IND2 Class A†	5.739% (1 mo. USD Term SOFR + 1.34%	)#	3/15/2041	54,142,703	54,227,009
BPR Commercial Mortgage Trust Series 2024-PARK Class A†	5.218%	#(r)	11/5/2039	29,430,000	29,286,217
BPR Trust Series 2022-OANA Class A†	6.295% (1 mo. USD Term SOFR + 1.90%	)#	4/15/2037	20,258,212	20,360,828
BPR Trust Series 2024-PMDW Class A†	5.358%	#(r)	11/5/2041	18,430,000	18,391,387
BX Commercial Mortgage Trust Series 2019-IMC Class A†	5.443% (1 mo. USD Term SOFR + 1.05%	)#	4/15/2034	17,650,184	17,530,230

36	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust Series 2020-VIV4 Class A†	2.843%		3/9/2044	$18,102,000	$15,963,073
BX Commercial Mortgage Trust Series 2021-MC Class A†	5.211% (1 mo. USD Term SOFR + 0.81%	)#	4/15/2034	11,650,000	11,311,362
BX Commercial Mortgage Trust Series 2021-VOLT Class A†	5.212% (1 mo. USD Term SOFR + 0.81%	)#	9/15/2036	41,121,000	41,059,594
BX Commercial Mortgage Trust Series 2024-GPA2 Class D†	6.988% (1 mo. USD Term SOFR + 2.59%	)#	11/15/2041	9,010,000	9,083,321
BX Commercial Mortgage Trust Series 2024-GPA3 Class B†	6.149% (1 mo. USD Term SOFR + 1.64%	)#	12/15/2039	11,890,000	11,903,618
BX Commercial Mortgage Trust Series 2024-SLCT Class B†	6.239% (1 mo. USD Term SOFR + 1.79%	)#	1/15/2042	16,520,000	16,492,421
BX Commercial Mortgage Trust Series 2024-XL4 Class A†	5.839% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2039	34,068,930	34,249,073
BX Commercial Mortgage Trust Series 2024-XL5 Class A†	5.789% (1 mo. USD Term SOFR + 1.39%	)#	3/15/2041	17,902,803	17,997,057
BX Trust Series 2021-ARIA Class A†	5.411% (1 mo. USD Term SOFR + 1.01%	)#	10/15/2036	12,340,000	12,311,417
BX Trust Series 2022-PSB Class A†	6.848% (1 mo. USD Term SOFR + 2.45%	)#	8/15/2039	19,480,485	19,595,965
BX Trust Series 2024-VLT4 Class A†	5.888% (1 mo. USD Term SOFR + 1.49%	)#	7/15/2029	16,400,000	16,489,032
CF Trust Series 2019-BOSS Class A1†(i)	8.626% (1 mo. USD Term SOFR + 3.30%	)#	12/15/2024	9,077,549	1,373,433
CIM Trust Series 2018-INV1 Class B1†	4.703%	#(r)	8/25/2048	7,761,036	7,269,167
CONE Trust Series 2024-DFW1 Class B†	6.688% (1 mo. USD Term SOFR + 2.29%	)#	8/15/2041	21,330,000	21,377,975
CSMC Trust Series 2021-BPNY Class A†	8.227% (1 mo. USD Term SOFR + 3.83%	)#	8/15/2026	33,409,811	30,029,560
Fashion Show Mall LLC Series 2024-SHOW Class A†	5.104%	#(r)	10/10/2041	7,350,000	7,245,070
Federal Home Loan Mortgage Corp. STACR REMICS Notes Series 2022-HQA2 Class M1B†	8.569% (30 day USD SOFR Average + 4.00%	)#	7/25/2042	7,550,000	8,050,212

See Notes to Financial Statements.	37

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA2 Class M1B†	6.969% (30 day USD SOFR Average + 2.40%	)#	2/25/2042	$29,365,000	$30,081,841
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class A1†	6.419% (30 day USD SOFR Average + 1.85%	)#	11/25/2043	3,423,989	3,464,472
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1A†	6.869% (30 day USD SOFR Average + 2.30%	)#	8/25/2042	24,400,772	24,944,917
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M1B†	8.119% (30 day USD SOFR Average + 3.55%	)#	8/25/2042	32,190,000	33,876,202
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA3 Class M2†	9.919% (30 day USD SOFR Average + 5.35%	)#	8/25/2042	17,525,000	19,033,035
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-DNA2 Class M1A†	6.66% (30 day USD SOFR Average + 2.10%	)#	4/25/2043	17,601,561	17,890,058
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-DNA2 Class M1B†	7.81% (30 day USD SOFR Average + 3.25%	)#	4/25/2043	23,500,000	24,810,962
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA1 Class M2†	10.069% (30 day USD SOFR Average + 5.50%	)#	5/25/2043	14,100,000	15,670,626
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA3 Class M2†	7.919% (30 day USD SOFR Average + 3.35%	)#	11/25/2043	24,400,000	26,055,877
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class M1†	5.769% (30 day USD SOFR Average + 1.20%	)#	5/25/2044	17,548,041	17,616,510
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class A1†	5.819% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	17,295,525	17,377,184
Federal National Mortgage Association Connecticut Avenue Securities Series 2022-R01 Class 1B2†	10.569% (30 day USD SOFR Average + 6.00%	)#	12/25/2041	21,140,000	22,290,168

38	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R06 Class 1M2†	7.269% (30 day USD SOFR Average + 2.70%	)#	7/25/2043	$9,700,000	$10,090,549
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R01 Class 1M2†	6.369% (30 day USD SOFR Average + 1.80%	)#	1/25/2044	7,525,000	7,608,284
Federal National Mortgage Association Connecticut Avenue Securities Series 2024-R03 Class 2B1†	7.36% (30 day USD SOFR Average + 2.80%	)#	3/25/2044	13,200,000	13,590,453
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2019-R05 Class 1B1†	8.783% (30 day USD SOFR Average + 4.21%	)#	7/25/2039	16,121,602	16,790,400
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R02 Class 2M1†	5.769% (30 day USD SOFR Average + 1.20%	)#	1/25/2042	6,593,124	6,596,038
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R01 Class 1M1†	6.96% (30 day USD SOFR Average + 2.40%	)#	12/25/2042	19,129,619	19,674,894
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M2†	8.469% (30 day USD SOFR Average + 3.90%	)#	4/25/2043	25,765,000	27,730,375
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04 Class 1M2†	6.219% (30 day USD SOFR Average + 1.65%	)#	5/25/2044	16,000,000	16,088,099
Fontainebleau Miami Beach Mortgage Trust Series 2024-FBLU Class A†	5.943% (1 mo. USD Term SOFR + 1.45%	)#	12/15/2039	40,870,000	40,996,113
Great Wolf Trust Series 2024-WOLF Class A†	5.939% (1 mo. USD Term SOFR + 1.54%	)#	3/15/2039	26,070,000	26,147,115
GS Mortgage Securities Corp. Trust Series 2024-MARK Class A†	6.188% (1 mo. USD Term SOFR + 1.79%	)#	6/15/2034	24,710,000	24,888,199
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-BOLT Class D†	11.212% (1 mo. USD Term SOFR + 6.81%	)#	8/15/2033	41,665,000	9,184,662

See Notes to Financial Statements.	39

Schedule of Investments (continued)

December 31, 2024

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JW Commercial Mortgage Trust Series 2024-MRCO Class A†	6.018% (1 mo. USD Term SOFR + 1.62%	)#	6/15/2039	$37,070,000	$37,139,899
JW Trust Series 2024-BERY Class A†	5.99% (1 mo. USD Term SOFR + 1.59%	)#	11/15/2039	13,650,000	13,685,478
Life Mortgage Trust Series 2022-BMR2 Class A1†	5.692% (1 mo. USD Term SOFR + 1.30%	)#	5/15/2039	15,530,000	15,199,593
NRTH Mortgage Trust Series 2024-PARK Class A†	6.038% (1 mo. USD Term SOFR + 1.64%	)#	3/15/2039	36,178,000	36,255,088
NYO Commercial Mortgage Trust Series 2021-1290 Class A†	5.607% (1 mo. USD Term SOFR + 1.21%	)#	11/15/2038	31,940,000	31,354,275
ONE Mortgage Trust Series 2021-PARK Class A†	5.211% (1 mo. USD Term SOFR + 0.81%	)#	3/15/2036	21,255,000	21,000,669
ROCK Trust Series 2024-CNTR Class B†	5.93%		11/13/2041	13,650,000	13,684,758
ROCK Trust Series 2024-CNTR Class C†	6.471%		11/13/2041	27,580,000	27,918,048
ROCK Trust Series 2024-CNTR Class E†	8.819%		11/13/2041	27,450,000	28,478,716
SDR Commercial Mortgage Trust Series 2024-DSNY Class A†	5.789% (1 mo. USD Term SOFR + 1.39%	)#	5/15/2039	14,290,000	14,304,804
SHOW Trust Series 2022-BIZ Class A†	7.467% (1 mo. USD Term SOFR + 2.98%	)#	1/15/2027	81,900,000	77,625,978
SMRT Commercial Mortgage Trust Series 2022-MINI Class A†	5.398% (1 mo. USD Term SOFR + 1.00%	)#	1/15/2039	19,410,000	19,371,953
TCO Commercial Mortgage Trust Series 2024-DPM Class B†	6.092% (1 mo. USD Term SOFR + 1.59%	)#	12/15/2039	15,070,000	15,086,490
TCO Commercial Mortgage Trust Series 2024-DPM Class C†	6.492% (1 mo. USD Term SOFR + 1.99%	)#	12/15/2039	8,730,000	8,743,019
Velocity Commercial Capital Loan Trust Series 2024-3 Class A†	6.65%	#(r)	6/25/2054	28,985,868	29,242,108
WB Commercial Mortgage Trust Series 2024-HQ Class A†	5.937%	#(r)	3/15/2040	32,720,000	32,859,400
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12†	6.088% (1 mo. USD Term SOFR + 1.69%	)#	8/15/2041	37,720,000	37,952,664
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,521,247,009)					1,487,129,631

40	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Investments	Dividend Rate	Shares	Fair Value
PREFERRED STOCKS 0.06%

Commercial Services & Supplies 0.00%
SVB Financial Trust DE Class C	Zero Coupon	3,121,160	$62,423 (a)

Transportation Infrastructure 0.06%
ACBL Holdings Corp.	Zero Coupon	205,069	13,226,951
Total Preferred Stocks (cost $5,419,334)			13,289,374
Total Long-Term Investments (cost $23,993,939,154)			23,929,665,190

		Principal Amount‡

SHORT-TERM INVESTMENTS 4.37%

REPURCHASE AGREEMENTS 3.02%
Repurchase Agreement dated 12/31/2024, 2.050% due 1/2/2025 with Fixed Income Clearing Corp. collateralized by $77,032,300 of U.S. Treasury Note at 0.875% due 6/30/2026; $30,496,100 of U.S. Treasury Note at 1.250% due 11/30/2026; value: $102,136,659; proceeds: $100,145,376 (cost $100,133,972)		$100,133,972	100,133,972
Repurchase Agreement dated 12/31/2024, 4.480% due 1/2/2025 with JPMorgan Securities LLC collateralized by $682,245,900 of U.S. Treasury Note at 1.250% due 8/15/2031; value: $562,000,000; proceeds: $562,139,876 (cost $562,000,000)		562,000,000	562,000,000
Total Repurchase Agreements (cost $662,133,972)			662,133,972

TIME DEPOSITS 0.14%
CitiBank N.A.(s) (cost $29,546,559)		29,546,559	29,546,559

		Shares
MONEY MARKET FUNDS 1.21%
Fidelity Government Portfolio(s) (cost $265,919,031)		265,919,031	265,919,031
Total Short-Term Investments (cost $957,599,562)			957,599,562
Total Investments in Securities 113.56% (cost $24,951,538,716)			24,887,264,752
Less Unfunded Loan Commitments (0.10%) (cost $21,287,187)			(21,137,833)
Net Investments in Securities 113.46% (cost $24,930,251,529)			24,866,126,919
Other Assets and Liabilities – Net(t) (13.46)%			(2,949,838,934)
Net Assets 100.00%			$21,916,287,985

EUR	Euro.
GBP	British Pound.
ADR	American Depositary Receipt.

See Notes to Financial Statements.	41

Schedule of Investments (continued)

December 31, 2024

CMT	Constant Maturity Rate.
ETF	Exchange Traded Fund.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At December 31, 2024, the total value of Rule 144A securities was $13,043,732,758, which represents 59.52% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2024.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(r) in the Notes to Financial Statements. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Securities purchased on a when-issued basis (See Note 2(r)).
(c)	Interest Rate to be determined.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Foreign security traded in U.S. dollars.
(f)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(g)	Level 3 Investment as described in Note 2(r) in the Notes to Financial Statements. Security fair valued by the Pricing Committee.
(h)	Security is perpetual in nature and has no stated maturity.
(i)	Defaulted (non-income producing security).
(j)	Amount is less than $1.
(k)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at December 31, 2024.
(l)	Security partially/fully unfunded. (See Note 2(p)).
(m)	Step Bond – Security with a predetermined schedule of interest rate changes.
(n)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(o)	Affiliated funds (See Note 13).
(p)	Restricted securities (including private placement) - investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At December 31, 2024, the value of restricted securities (excluding 144A issues) amounted to $132,204,467 or 0.60% of net assets.
(q)	Fund is a business development company (“BDC”) under the Investment Company Act of 1940.
(r)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(s)	Security was purchased with the cash collateral from loaned securities.
(t)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at December 31, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	$29,848,102	$237,099	(1)
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	60,151,898	477,818
Total Unrealized Appreciation on Centrally Cleared CPI Swap Contracts					$714,917

42	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2024

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at December 31, 2024:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Bank of America	2.665%	CPI Urban Consumer NSA	10/23/2028	$200,000,000	$(1,542,368)
Bank of America	2.665%	CPI Urban Consumer NSA	5/12/2052	97,080,000	(2,696,112)
Bank of America	2.748%	CPI Urban Consumer NSA	4/20/2052	128,000,000	(5,447,843)
Total Unrealized Depreciation on Centrally Cleared CPI Swap Contracts					$(9,686,323)

NSA	Non-seasonally adjusted.
(1)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $105,051, which includes upfront payment of $132,048. Upfront payments paid (received) by Central Clearing Party are presented net of amortization.

Forward Foreign Currency Exchange Contracts at December 31, 2024:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	State Street Bank and Trust	3/14/2025	33,256,000	$42,225,808	$41,610,945	$614,863
Canadian dollar	Sell	Morgan Stanley	3/7/2025	86,355,000	62,001,415	60,217,123	1,784,292
Euro	Sell	State Street Bank and Trust	2/20/2025	34,028,000	36,214,469	35,318,614	895,855
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$3,295,010

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Buy	Citibank	2/21/2025	33,414,000	$21,983,739	$20,682,703	$(1,301,036)
Australian dollar	Buy	State Street Bank and Trust	2/21/2025	480,100,000	316,235,149	297,173,810	(19,061,339)
Australian dollar	Buy	Toronto Dominion Bank	2/21/2025	480,000,000	315,781,440	297,111,911	(18,669,529)
Canadian dollar	Buy	Morgan Stanley	3/7/2025	60,700,000	43,419,872	42,327,363	(1,092,509)
Canadian dollar	Buy	State Street Bank and Trust	3/7/2025	25,114,000	18,019,065	17,512,510	(506,555)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(40,630,968)

Futures Contracts at December 31, 2024:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	March 2025	5,405	Short	$(594,186,456)	$(587,793,750)	$6,392,706
U.S. 10-Year Ultra Treasury Note	March 2025	1,943	Short	(218,931,841)	(216,280,188)	2,651,653
U.S. Ultra Treasury Bond	March 2025	76	Short	(9,597,553)	(9,036,875)	560,678
Total Unrealized Appreciation on Futures Contracts						$9,605,037

See Notes to Financial Statements.	43

Schedule of Investments (continued)

December 31, 2024

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	March 2025	243	Long	$50,166,352	$49,963,078	$(203,274)
U.S. 5-Year Treasury Note	March 2025	6,452	Long	692,481,778	685,877,847	(6,603,931)
U.S. Long Bond	March 2025	2,178	Long	260,726,725	247,951,688	(12,775,037)
Total Unrealized Depreciation on Futures Contracts						$(19,582,242)

The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3		Total
Long-Term Investments
Asset-Backed Securities
Other	$–	$855,858,004	$58,655,440		$914,513,444
Remaining Industries	–	104,340,242	–		104,340,242
Common Stocks
Air Freight & Logistics	–	29,681,175	–		29,681,175
Automobile Components	–	6,939,429	–		6,939,429
Electric: Utilities	–	1,007,952	–		1,007,952
Interactive Media & Services	41,724,018	34,425,470	–		76,149,488
Miscellaneous Financials	–	4,738,590	–		4,738,590
Personal Care Products	–	7,928,601	–		7,928,601
Specialty Retail	–	45,493	–		45,493
Transportation Infrastructure	–	1,435,600	–		1,435,600
Remaining Industries	978,684,219	–	–		978,684,219
Corporate Bonds
Diversified Financial Services	–	705,850,404	–	(3)	705,850,404
Mining	–	366,129,867	–	(4)	366,129,867
Oil & Gas	–	1,941,315,793	400		1,941,316,193
Savings & Loans	–	–	–	(3)	–	(3)
Remaining Industries	–	12,026,815,950	–		12,026,815,950
Exchange-Traded Funds	218,268,249	–	–		218,268,249
Floating Rate Loans
Personal & Household Products	–	–	97,517		97,517
Remaining Industries	–	1,247,261,540	–		1,247,261,540
Less Unfunded Loan Commitments	–	(21,137,833)	–		(21,137,833)
Foreign Government Obligations	–	895,015,198	–		895,015,198
Government Sponsored Enterprises Pass-Throughs	–	2,719,476,280	–		2,719,476,280
Investments in Underlying Funds	–	132,204,467	–		132,204,467
Municipal Bonds	–	51,346,287	–		51,346,287
Non-Agency Commercial Mortgage-Backed Securities	–	1,487,129,631	–		1,487,129,631
Preferred Stocks	–	13,226,951	62,423		13,289,374
Short-Term Investments
Repurchase Agreements	–	662,133,972	–		662,133,972
Time Deposits	–	29,546,559	–		29,546,559
Money Market Funds	265,919,031	–	–		265,919,031
Total	$1,504,595,517	$23,302,715,622	$58,815,780		$24,866,126,919

44	See Notes to Financial Statements.

Schedule of Investments (concluded)

December 31, 2024

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared CPI Swap Contracts
Assets	$–	$714,917	$–	$714,917
Liabilities	–	(9,686,323)	–	(9,686,323)
Forward Foreign Currency Exchange Contracts
Assets	–	3,295,010	–	3,295,010
Liabilities	–	(40,630,968)	–	(40,630,968)
Futures Contracts
Assets	9,605,037	–	–	9,605,037
Liabilities	(19,582,242)	–	–	(19,582,242)
Total	$(9,977,205)	$(46,307,364)	$–	$(56,284,569)

(1)	Refer to Note 2(r) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Amount is less than $1.
(4)	Includes securities with zero fair value.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

See Notes to Financial Statements.	45

Statement of Assets and Liabilities

December 31, 2024

ASSETS:
Investments in securities, at fair value including $279,823,281 of securities loaned (cost $24,799,049,337)	$24,733,922,452
Investments in Underlying Funds, at fair value (cost $131,202,192)	132,204,467
Cash	14,073,259
Cash at brokers for forwards, swap contracts and TBA collateral	1,020,000
Deposits with brokers for futures collateral	6,269,970
Deposits with brokers for forwards and swap contracts collateral	72,689,126
Receivables:
Investment securities sold	2,531,083,767
Interest and dividends	299,183,975
Capital shares sold	121,618,085
Variation margin for futures contracts	587,887
Variation margin for centrally cleared swap contracts agreements	217,573
Securities lending income	161,442
Unrealized appreciation on forward foreign currency exchange contracts	3,295,010
Prepaid expenses and other assets	240,237
Total assets	27,916,567,250
LIABILITIES:
Payables:
Investment securities purchased	5,484,894,789
Collateral due to broker for securities lending	295,465,590
Capital shares reacquired	48,034,779
Management fee	7,907,738
Directors’ fees	2,485,181
12b-1 distribution plan	1,689,502
To brokers for forwards, swap contracts and TBA collateral	1,020,000
Fund administration	746,307
Unrealized depreciation on unfunded loan commitments	149,354
Unrealized depreciation on forward foreign currency exchange contracts	40,630,968
Foreign currency overdraft (cost $142,422)	142,605
Distributions payable	113,398,260
Accrued expenses	3,714,192
Total liabilities	6,000,279,265
Commitments and contingent liabilities (See Note 2(p))	–
NET ASSETS	$21,916,287,985
COMPOSITION OF NET ASSETS:
Paid-in capital	$25,269,802,399
Total distributable earnings (loss)	(3,353,514,414)
Net Assets	$21,916,287,985

46	See Notes to Financial Statements.

Statement of Assets and Liabilities (concluded)

December 31, 2024

Net assets by class:
Class A Shares	$4,648,481,387
Class C Shares	$621,802,507
Class F Shares	$417,372,356
Class F3 Shares	$5,344,044,019
Class I Shares	$10,181,953,359
Class P Shares	$7,000,399
Class R2 Shares	$4,130,841
Class R3 Shares	$188,806,654
Class R4 Shares	$51,471,761
Class R5 Shares	$33,114,076
Class R6 Shares	$418,110,626
Outstanding shares by class:
Class A Shares (1.8 billion shares of common stock authorized, $.001 par value)	651,759,150
Class C Shares (600 million shares of common stock authorized, $.001 par value)	86,953,335
Class F Shares (2.25 billion shares of common stock authorized, $.001 par value)	58,616,520
Class F3 Shares (3 billion shares of common stock authorized, $.001 par value)	752,828,630
Class I Shares (3.9 billion shares of common stock authorized, $.001 par value)	1,435,716,935
Class P Shares (160 million shares of common stock authorized, $.001 par value)	959,375
Class R2 Shares (478 million shares of common stock authorized, $.001 par value)	579,094
Class R3 Shares (478 million shares of common stock authorized, $.001 par value)	26,515,741
Class R4 Shares (478 million shares of common stock authorized, $.001 par value)	7,214,000
Class R5 Shares (478 million shares of common stock authorized, $.001 par value)	4,662,437
Class R6 Shares (478 million shares of common stock authorized, $.001 par value)	58,903,176
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$7.13
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$7.29
Class C Shares-Net asset value	$7.15
Class F Shares-Net asset value	$7.12
Class F3 Shares-Net asset value	$7.10
Class I Shares-Net asset value	$7.09
Class P Shares-Net asset value	$7.30
Class R2 Shares-Net asset value	$7.13
Class R3 Shares-Net asset value	$7.12
Class R4 Shares-Net asset value	$7.13
Class R5 Shares-Net asset value	$7.10
Class R6 Shares-Net asset value	$7.10

See Notes to Financial Statements.	47

Statement of Operations

For the Year Ended December 31, 2024

Investment income:
Dividends (net of foreign withholding taxes of $507,249)	$15,276,550
Dividends income from Underlying Funds (See Note 13)	7,371,956
Securities lending net income	1,115,052
Interest and other	1,373,036,093
Total investment income	1,396,799,651
Expenses:
Management fee	90,709,003
12b-1 distribution plan–Class A	9,395,852
12b-1 distribution plan–Class C	5,345,721
12b-1 distribution plan–Class F	476,399
12b-1 distribution plan–Class P	33,475
12b-1 distribution plan–Class R2	24,587
12b-1 distribution plan–Class R3	943,741
12b-1 distribution plan–Class R4	145,302
Shareholder servicing	14,675,301
Fund administration	8,545,900
Reports to shareholders	2,663,184
Directors’ fees	1,178,549
Registration	708,241
Professional	515,534
Custody	328,433
Other	1,430,102
Gross expenses	137,119,324
Fees waived and expenses reimbursed (See Note 3)	(328,433)
Net expenses	136,790,891
Net investment income	1,260,008,760
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	117,567,347
Net realized gain (loss) on futures contracts	(102,985,753)
Net realized gain (loss) on forward foreign currency exchange contracts	(17,420,999)
Net realized gain (loss) on swap contracts	3,147,762
Net realized gain (loss) on foreign currency related transactions	3,671,868
Net change in unrealized appreciation/depreciation in Underlying Funds	1,002,275
Net change in unrealized appreciation/depreciation on investments	152,524,413
Net change in unrealized appreciation/depreciation on futures contracts	56,075,214
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts	(32,755,820)
Net change in unrealized appreciation/depreciation on swap contracts	4,342,375
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	(728,296)
Net change in unrealized appreciation/depreciation on unfunded loan commitments	(149,354)
Net realized and unrealized gain (loss)	184,291,032
Net Increase in Net Assets Resulting From Operations	$1,444,299,792

48	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Operations:
Net investment income	$1,260,008,760	$1,101,240,921
Net realized gain (loss) on investments, futures contracts, forward foreign currency exchange contracts, swap contracts and foreign currency related transactions	3,980,225	(1,365,299,346)
Net change in unrealized appreciation/depreciation on investments in Underlying Funds	1,002,275	–
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward foreign currency exchange contracts, swap contracts, unfunded loan commitments and translation of assets and liabilities denominated in foreign currencies	179,308,532	1,646,023,186
Net increase in net assets resulting from operations	1,444,299,792	1,381,964,761
Distributions to Shareholders
Class A	(275,096,663)	(253,513,962)
Class C	(34,503,637)	(35,009,444)
Class F	(28,342,313)	(53,749,034)
Class F3	(318,064,638)	(263,944,080)
Class I	(583,966,726)	(493,546,120)
Class P	(416,849)	(415,300)
Class R2	(223,605)	(189,175)
Class R3	(10,487,231)	(9,513,535)
Class R4	(3,371,256)	(3,205,554)
Class R5	(1,835,740)	(1,360,657)
Class R6	(26,662,448)	(22,260,421)
Total distribution to shareholders	(1,282,971,106)	(1,136,707,282)
Capital share transactions (See Note 15):
Net proceeds from sales of shares	5,578,257,466	7,402,293,476
Reinvestment of distributions	1,179,660,237	1,041,056,658
Cost of shares reacquired	(5,752,868,773)	(9,155,380,038)
Net increase (decrease) in net assets resulting from capital share transactions	1,005,048,930	(712,029,904)
Net increase (decrease) in net assets	1,166,377,616	(466,772,425)
NET ASSETS:
Beginning of year	$20,749,910,369	$21,216,682,794
End of year	$21,916,287,985	$20,749,910,369

See Notes to Financial Statements.	49

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
12/31/2024	$7.08	$0.41	$0.06	$ 0.47	$ (0.42)	$ –	$(0.42)
12/31/2023	6.98	0.35	0.11	0.46	(0.36)	–	(0.36)
12/31/2022	8.37	0.31	(1.37)	(1.06)	(0.32)	(0.01)	(0.33)
12/31/2021	8.41	0.27	–	0.27	(0.28)	(0.03)	(0.31)
12/31/2020	8.13	0.29	0.30	0.59	(0.31)	–	(0.31)
Class C
12/31/2024	7.10	0.37	0.06	0.43	(0.38)	–	(0.38)
12/31/2023	7.00	0.31	0.11	0.42	(0.32)	–	(0.32)
12/31/2022	8.39	0.26	(1.36)	(1.10)	(0.28)	(0.01)	(0.29)
12/31/2021	8.43	0.22	–	0.22	(0.23)	(0.03)	(0.26)
12/31/2020	8.16	0.24	0.29	0.53	(0.26)	–	(0.26)
Class F
12/31/2024	7.07	0.42	0.05	0.47	(0.42)	–	(0.42)
12/31/2023	6.97	0.35	0.12	0.47	(0.37)	–	(0.37)
12/31/2022	8.36	0.31	(1.36)	(1.05)	(0.33)	(0.01)	(0.34)
12/31/2021	8.40	0.28	–	0.28	(0.29)	(0.03)	(0.32)
12/31/2020	8.12	0.29	0.31	0.60	(0.32)	–	(0.32)
Class F3
12/31/2024	7.04	0.43	0.07	0.50	(0.44)	–	(0.44)
12/31/2023	6.95	0.37	0.10	0.47	(0.38)	–	(0.38)
12/31/2022	8.33	0.33	(1.36)	(1.03)	(0.34)	(0.01)	(0.35)
12/31/2021	8.37	0.29	–	0.29	(0.30)	(0.03)	(0.33)
12/31/2020	8.10	0.31	0.29	0.60	(0.33)	–	(0.33)
Class I
12/31/2024	7.04	0.42	0.06	0.48	(0.43)	–	(0.43)
12/31/2023	6.94	0.36	0.11	0.47	(0.37)	–	(0.37)
12/31/2022	8.32	0.32	(1.35)	(1.03)	(0.34)	(0.01)	(0.35)
12/31/2021	8.36	0.28	0.01 (d)	0.29	(0.30)	(0.03)	(0.33)
12/31/2020	8.09	0.30	0.29	0.59	(0.32)	–	(0.32)
Class P
12/31/2024	7.24	0.40	0.07	0.47	(0.41)	–	(0.41)
12/31/2023	7.14	0.34	0.11	0.45	(0.35)	–	(0.35)
12/31/2022	8.56	0.29	(1.39)	(1.10)	(0.31)	(0.01)	(0.32)
12/31/2021	8.60	0.26	–	0.26	(0.27)	(0.03)	(0.30)
12/31/2020	8.32	0.28	0.30	0.58	(0.30)	–	(0.30)

50	See Notes to Financial Statements.

		Ratios to Average Net Assets:(a)			Supplemental Data:

Net asset value, end of period	Total return(c) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$7.13	6.77	0.79	0.79	5.75	$4,648,481	290
7.08	6.85	0.78	0.78	5.05	4,727,745	263
6.98	(12.68)	0.77	0.78	4.12	5,029,503	181
8.37	3.26	0.76	0.76	3.19	6,750,572	81
8.41	7.60	0.78	0.78	3.65	5,877,018	109

7.15	6.12	1.40	1.40	5.14	621,803	290
7.10	6.19	1.41	1.41	4.42	695,474	263
7.00	(13.21)	1.42	1.42	3.47	833,154	181
8.39	2.60	1.40	1.40	2.55	1,269,001	81
8.43	6.77	1.42	1.42	3.02	1,197,178	109

7.12	6.88	0.69	0.69	5.84	417,372	290
7.07	6.96	0.68	0.68	5.00	583,404	263
6.97	(12.62)	0.67	0.67	4.04	2,261,927	181
8.36	3.48	0.66	0.66	3.28	11,596,041	81
8.40	7.57	0.68	0.68	3.73	7,838,614	109

7.10	7.09	0.50	0.50	6.04	5,344,044	290
7.04	7.02	0.50	0.50	5.36	4,988,158	263
6.95	(12.40)	0.50	0.50	4.41	4,616,783	181
8.33	3.53	0.49	0.49	3.44	5,134,497	81
8.37	7.77	0.50	0.50	3.91	2,989,747	109

7.09	6.99	0.59	0.59	5.95	10,181,953	290
7.04	7.08	0.58	0.58	5.27	9,041,632	263
6.94	(12.49)	0.58	0.58	4.44	7,788,311	181
8.32	3.46	0.56	0.56	3.38	2,962,943	81
8.36	7.69	0.58	0.58	3.84	1,782,404	109

7.30	6.49	1.04	1.04	5.50	7,000	290
7.24	6.56	1.03	1.03	4.80	8,284	263
7.14	(12.89)	1.02	1.03	3.86	8,699	181
8.56	3.01	1.01	1.01	2.95	12,453	81
8.60	7.25	1.03	1.03	3.42	14,104	109

See Notes to Financial Statements.	51

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income (loss)(b)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
12/31/2024	$7.08	$0.38	$ 0.06	$ 0.44	$ (0.39)	$ –	$(0.39)
12/31/2023	6.98	0.32	0.11	0.43	(0.33)	–	(0.33)
12/31/2022	8.37	0.28	(1.37)	(1.09)	(0.29)	(0.01)	(0.30)
12/31/2021	8.41	0.24	–	0.24	(0.25)	(0.03)	(0.28)
12/31/2020	8.13	0.26	0.30	0.56	(0.28)	–	(0.28)
Class R3
12/31/2024	7.07	0.39	0.06	0.45	(0.40)	–	(0.40)
12/31/2023	6.97	0.33	0.11	0.44	(0.34)	–	(0.34)
12/31/2022	8.36	0.28	(1.36)	(1.08)	(0.30)	(0.01)	(0.31)
12/31/2021	8.39	0.25	0.01 (d)	0.26	(0.26)	(0.03)	(0.29)
12/31/2020	8.12	0.27	0.29	0.56	(0.29)	–	(0.29)
Class R4
12/31/2024	7.08	0.41	0.05	0.46	(0.41)	–	(0.41)
12/31/2023	6.98	0.35	0.11	0.46	(0.36)	–	(0.36)
12/31/2022	8.37	0.30	(1.36)	(1.06)	(0.32)	(0.01)	(0.33)
12/31/2021	8.41	0.27	–	0.27	(0.28)	(0.03)	(0.31)
12/31/2020	8.14	0.29	0.29	0.58	(0.31)	–	(0.31)
Class R5
12/31/2024	7.05	0.42	0.06	0.48	(0.43)	–	(0.43)
12/31/2023	6.95	0.36	0.11	0.47	(0.37)	–	(0.37)
12/31/2022	8.33	0.32	(1.35)	(1.03)	(0.34)	(0.01)	(0.35)
12/31/2021	8.37	0.29	–	0.29	(0.30)	(0.03)	(0.33)
12/31/2020	8.10	0.30	0.29	0.59	(0.32)	–	(0.32)
Class R6
12/31/2024	7.04	0.43	0.07	0.50	(0.44)	–	(0.44)
12/31/2023	6.95	0.37	0.10	0.47	(0.38)	–	(0.38)
12/31/2022	8.33	0.33	(1.36)	(1.03)	(0.34)	(0.01)	(0.35)
12/31/2021	8.37	0.29	–	0.29	(0.30)	(0.03)	(0.33)
12/31/2020	8.09	0.31	0.30	0.61	(0.33)	–	(0.33)

(a)	Does not include expenses of the underlying funds in which the Fund invests.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(d)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended December 31, 2021, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.

52	See Notes to Financial Statements.

		Ratios to Average Net Assets:(a)			Supplemental Data:

Net asset value, end of period	Total return(c) (%)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net investment income (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$7.13	6.35	1.19	1.19	5.35	$ 4,131	290
7.08	6.43	1.18	1.18	4.66	4,037	263
6.98	(13.04)	1.18	1.18	3.73	3,890	181
8.37	2.85	1.16	1.16	2.80	4,700	81
8.41	7.17	1.18	1.18	3.28	5,222	109

7.12	6.45	1.09	1.09	5.45	188,807	290
7.07	6.54	1.08	1.08	4.75	189,931	263
6.97	(12.97)	1.07	1.08	3.82	200,096	181
8.36	3.07	1.06	1.06	2.90	264,066	81
8.39	7.16	1.08	1.08	3.36	232,103	109

7.13	6.72	0.84	0.84	5.70	51,472	290
7.08	6.80	0.83	0.83	5.00	61,658	263
6.98	(12.73)	0.82	0.83	4.09	64,879	181
8.37	3.21	0.81	0.81	3.15	74,934	81
8.41	7.41	0.83	0.83	3.61	61,183	109

7.10	6.99	0.59	0.59	5.95	33,114	290
7.05	7.07	0.58	0.58	5.27	25,659	263
6.95	(12.47)	0.57	0.58	4.33	24,622	181
8.33	3.47	0.56	0.56	3.39	30,538	81
8.37	7.70	0.58	0.58	3.85	22,722	109

7.10	7.09	0.50	0.50	6.04	418,111	290
7.04	7.17	0.50	0.50	5.36	423,928	263
6.95	(12.52)	0.50	0.50	4.42	384,818	181
8.33	3.53	0.49	0.49	3.46	407,728	81
8.37	7.91	0.50	0.50	3.92	280,839	109

See Notes to Financial Statements.	53

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1970 and incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has eleven active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus. The Fund also invests in the Lord Abbett Private Credit Fund (“PCF”), which is a non-diversified, closed-end management investment company which elected to be regulated as a business development company under the Act. As of December 31, 2024, PCF is available only to the Fund and certain other investment companies managed by Lord Abbett.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

The Fund adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard resulted in new financial statement disclosures and did not affect the Fund’s financial position or its results of operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord Abbett through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s

Notes to Financial Statements (continued)

long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Investments in the PCF are valued at their NAV each month end. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions,

Notes to Financial Statements (continued)

and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2021 through December 31, 2024. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 shares bear only their class specific shareholder expenses. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees related to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Notes to Financial Statements (continued)

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts in the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the forward foreign currency in U.S. dollars upon closing of such contracts is included, if applicable, in Net realized gain (loss) on forward foreign currency exchange contracts in the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Credit Default Swap Contracts–The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund makes periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swap contracts may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swap contracts are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as unrealized appreciation or depreciation. For a credit default swap contract sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap contract purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Notes to Financial Statements (continued)

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap contract and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap contract agreement. The value and credit rating of each credit default swap contract where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap contract. As the value of the swap contract changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap contract agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap contract agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swap contracts involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap contract is based. For the centrally cleared credit default swap contracts, there was minimal counterparty risk to the Fund, since such credit default swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

(j)	Inflation-Linked Derivatives–The Fund may invest in inflation-linked derivatives, such as Consumer Price Index Swap Contract Agreements (“CPI swap contracts”). A CPI swap contract is a contract in which one party agrees to pay a fixed rate in exchange for a variable rate, which is the rate of change in the CPI during the life of the contract. Payments are based on a notional amount of principal. The Fund will normally enter into CPI swap contracts on a zero coupon basis, meaning that the floating rate will be based on the cumulative CPI during the life of the contract, and the fixed rate will compound until the swap contract’s maturity date, at which point the payments are netted. The swap contracts are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on swap contracts in the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap contract is recorded in realized gain (loss) and is included in Net realized gain (loss) on swap contracts in the Fund’s Statement of Operations. Daily changes in valuation of centrally cleared CPI swap contracts, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) in the Statement of Assets and Liabilities. For the centrally cleared CPI swap contracts, there was minimal counterparty risk to the Fund, since such CPI swap contracts entered into were traded through a central clearinghouse, which guarantees against default.

(k)	Options–The Fund may purchase and write exchange-listed and over-the-counter put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

Notes to Financial Statements (continued)

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Realized and net change in unrealized gains and losses on purchased options are included in Net realized and Net change in unrealized gains (losses) on investments in the Fund’s Statement of Operations.

(l)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(m)	Mortgage Dollar Rolls–The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(n)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in

Notes to Financial Statements (continued)

an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(o)	Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

For the fiscal year ended December 31, 2024, the Fund did not enter into reverse repurchase agreements.

(p)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or Secured Overnight Financing Rate (“SOFR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset in the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments is presented, if any, in the Statement of Assets and Liabilities and represents the mark to market of the unfunded portion of the Fund’s floating rate notes.

Notes to Financial Statements (continued)

As of December 31, 2024 the Fund had the following unfunded loan commitments:

Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation/ Depreciation
ASP Unifrax Holdings, Inc. 2024 Delayed Draw Term Loan	$15,103,278	$14,901,876	$15,103,278	$(201,402)
Grant Thornton Advisor LLC 2024 Delay Draw Term Loan	495,543	496,272	495,543	729
Hanger, Inc. 2024 Delayed Draw Term Loan	2,463,865	2,491,275	2,468,882	22,393
Raven Acquisition Holdings LLC Delayed Draw Term Loan	1,971,467	1,978,377	1,961,764	16,613
USALCO, LLC 2024 Delayed Draw Term Loan	1,257,720	1,270,033	1,257,720	12,313
Total	$21,291,873	$21,137,833	$21,287,187	$(149,354)

(q)	Total Return Swap Contracts–The Fund may enter into total return swap contract agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap contract. If the value of the asset underlying a total return swap contract declines over the term of the swap contract, the Fund also may be required to pay an amount equal to that decline in value to its counterparty.

(r)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of December 31, 2024 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Notes to Financial Statements (continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $500 million	.50%
Next $9.5 billion	.45%
Over $10 billion	.40%

For the fiscal year ended December 31, 2024, the effective management fee, net of any applicable waiver, was at an annualized rate of .42% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $328,433 of fund administration fees for the fiscal year ended December 31, 2024.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly.

The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C(1)	Class F(2)	Class P	Class R2	Class R3	Class R4
Service	.15%	.25%	–	.25%	.25%	.25%	.25%
Distribution	.05%	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fees as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The 12b-1 fee the Fund pays on Class C shares is a blended rate calculated based on (i) 1.00% of the Fund’s average daily net assets attributable to shares held for less than one year and (ii) .80% (.25% service and .55% distribution) of the Fund’s average daily net assets attributable to shares held one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.
(2)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Notes to Financial Statements (continued)

Commissions

The Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, during the fiscal year ended December 31, 2024:

Distributor Commissions	Dealers’ Concessions
$334,798	$3,980,662

The Distributor received CDSCs of $99,426 and $45,435 for Class A and Class C shares, respectively, for the fiscal year ended December 31, 2024:

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Bond Debenture Fund	$1,282,971,106	$–	$–	$1,282,971,106

The tax character of distributions paid during the fiscal year ended December 31, 2023 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Bond Debenture Fund	$1,136,707,282	$–	$–	$1,136,707,282

As of December 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings (Loss) - Net
Bond Debenture Fund	$–	$–	$(3,202,136,318)	$(118,904,407)	$(32,473,689)	$(3,353,514,414)

Net capital losses recognized by the Fund may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Bond Debenture Fund	$(1,492,536,871)	$(1,709,599,447)	$(3,202,136,318)

Notes to Financial Statements (continued)

As of October 31, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below. The difference between book-basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax treatment of certain securities, certain distributions, other financial instruments, amortization of premium, and wash sales.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Bond Debenture Fund	$24,927,803,350	$524,507,520	$(642,617,874)	$(118,110,354)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the fiscal year ended December 31, 2024 were as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
$51,617,663,935	$17,587,270,996	$51,600,429,274	$17,207,513,790

*	Includes U.S. Government sponsored enterprises securities.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended December 31, 2024, the Fund did not engage in cross-trade purchases or sales.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts during the fiscal year ended December 31, 2024 (as described in Note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposits with brokers as collateral.

The Fund entered into U.S. Treasury futures contracts during the fiscal year ended December 31, 2024 (as described in Note 2(h)) to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Fund entered into CPI swap contracts during the fiscal year ended December 31, 2024 (as described in Note 2(j)) to speculate the rate of inflation in the U.S. economy. The Fund’s use of CPI swap involves the risk that Lord Abbett will not accurately predict expectations of inflation or

Notes to Financial Statements (continued)

interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is unrealized appreciation on CPI swap contracts. For the centrally cleared CPI swap contracts, there is minimal counterparty credit risk to the Fund since these CPI swap contracts are traded through a central clearinghouse. As a counterparty to all centrally cleared swap contracts, the clearinghouse guarantees CPI swap contracts against default.

As of December 31, 2024, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Inflation Linked Contracts
Centrally Cleared CPI Swap Contracts(1)	–	–	$714,917
Forward Foreign Currency Exchange Contracts(2)	–	$3,295,010	–
Futures Contracts(3)	$9,605,037	–	–

Liability Derivatives
Centrally Cleared CPI Swap Contracts(1)	–	–	$9,686,323
Forward Foreign Currency Exchange Contracts(4)	–	$40,630,968	–
Futures Contracts(3)	$19,582,242	–	–

(1)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(2)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(3)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(4)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Transactions in derivative investments for the fiscal year ended December 31, 2024, were as follows:

	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts
Net Realized Gain (Loss)
CPI/Interest Rate Swap Contracts(1)	$3,147,762	–
Forward Foreign Currency Exchange Contracts(2)	–	$(17,420,999)
Futures Contracts(3)	$(102,985,753)	–
Net Change in Unrealized Appreciation/ Depreciation
CPI/Interest Rate Swap Contracts(4)	$4,342,375	–
Forward Foreign Currency Exchange Contracts(5)	–	$(32,755,820)
Futures Contracts(6)	$56,075,214	–
Average Number of Contracts/Notional Amounts*
CPI/Interest Rate Swap Contracts(7)	$515,080,000	–
Forward Foreign Currency Exchange Contracts(7)	–	$792,421,042
Futures Contracts(8)	$32,916	–

*	Calculated based on the number of contracts or notional amounts for the fiscal year ended December 31, 2024.
(1)	Statement of Operations location: Net realized gain (loss) on swap contracts.
(2)	Statement of Operations location: Net realized gain (loss) on forward foreign currency exchange contracts.
(3)	Statement of Operations location: Net realized gain (loss) on futures contracts.
(4)	Statement of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(5)	Statement of Operations location: Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts.
(6)	Statement of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(7)	Amount represents notional amounts in U.S. dollars.
(8)	Amount represents number of contracts.

Notes to Financial Statements (continued)

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$3,295,010	$–	$3,295,010
Repurchase Agreements	662,133,972	–	662,133,972
Total	$665,428,982	$–	$665,428,982

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Morgan Stanley	$1,784,292	$(1,092,509)	$(691,783)	$–	$–
State Street Bank and Trust	1,510,718	(1,510,718)	–	–	–
Fixed Income Clearing Corp.	100,133,972	–	–	(100,133,972)	–
JPMorgan Securities LLC	562,000,000	–	–	(562,000,000)	–
Total	$665,428,982	$(2,603,227)	$(691,783)	$(662,133,972)	$–

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$40,630,968	$–	$40,630,968
Total	$40,630,968	$–	$40,630,968

Notes to Financial Statements (continued)

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Citibank	$1,301,036	$–	$(1,000,228)	$–	$300,808
Morgan Stanley	1,092,509	(1,092,509)	–	–	–
State Street Bank and Trust	19,567,894	(1,510,718)	(16,740,000)	–	1,317,176
Toronto Dominion Bank	18,669,529	–	(17,180,000)	–	1,489,529
Total	$40,630,968	$(2,603,227)	$(34,920,228)	$–	$3,107,513

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of December 31, 2024.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of December 31, 2024.

8.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	LINE OF CREDIT

For the period ended July 31, 2024, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds are subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended July 31, 2024, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 1, 2024, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

Notes to Financial Statements (continued)

For the fiscal year ended December 31, 2024, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the fiscal year ended December 31, 2024, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of December 31, 2024, the market value of securities loaned and collateral received were as follows:

Market Value of Securities Loaned	Collateral Received(1)
$279,823,281	$295,465,590

(1)	Statement of Assets and Liabilities location: Collateral due to broker for securities lending.

Notes to Financial Statements (continued)

13.	TRANSACTIONS WITH AFFILIATED FUNDS

The Fund intends to obtain exposure to less liquid or illiquid private credit investments, generally involving corporate borrowers, through its investments in pooled investment vehicles, including PCF managed by Lord Abbett (“Underlying Fund”). Typically, private credit investments are not traded in public markets and are illiquid, such that an underlying fund may not be able to dispose of its holdings for extended periods, which may be several years, or at the price at which the underlying fund is valuing its investments. An underlying fund will also be illiquid, and the Fund incurs two layers of fees, with Lord Abbett potentially receiving a management fee at both levels. An underlying fund may, from time to time or over time, focus its private credit investments in a particular industry or sector or select industries or sectors. Investment performance of such industries or sectors may thus at times have an out-sized impact on the performance of an underlying fund or a Fund indirectly. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The issuers of the underlying fund’s private credit investments will often be leveraged, often as a result of leveraged buyouts or other recapitalization transactions, and often will not be rated by national credit rating agencies.

The Fund’s investment in the PCF is subject to restrictions on transfer and the PCF currently expects to repurchase shares pursuant to tender offers each quarter, up to 5% of the PCF’s Common Shares outstanding, using a purchase price equal to the NAV per share as of the last calendar day of the applicable quarter. There will be no trading market for the Fund’s investments in the PCF. The Schedule of Investments lists the PCF as an investment as of year end, but does not include the underlying holdings of the PCF. The Fund indirectly bears the proportionate share of the expenses of the PCF. The Fund had the following transactions with the PCF during the fiscal year ended December 31, 2024:

Lord Abbett Bond Debenture Fund(1)

	Value at 12/31/2023	Contributions	Withdrawals	Net Realized Gain (Loss)	Net Change in Appreciation (Depreciation)	Value at 12/31/2024	Dividend Income
Lord Abbett Private Credit Fund	$–	$132,396,288	$(1,194,096)	–	$1,002,275	$132,204,467	$7,371,956

(1)	The Fund acquired PCF shares from 2/23/2024 to 12/31/2024, at a cost of $131,202,192.

The Fund has an unfunded commitment to make investments in the PCF at a future date in the amount of $493,797,808 at year end. This unfunded commitment is not recognized in the Statement of Assets and Liabilities at year end. On February 24, 2025, all outstanding capital commitments were extinguished and the PCF has begun to take monthly subscriptions in connection with a continuous offering of its Common Shares.

14.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called

Notes to Financial Statements (continued)

“lower-rated bonds” or “junk bonds”), in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

The Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The mortgage-related and asset-backed securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income, and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, the Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises.

The Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities markets in general, the changing prospects of individual companies in which the Fund invests, or an individual company’s financial condition.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities

Notes to Financial Statements (continued)

may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest up to 15% of its net assets in floating rate or adjustable rate senior loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, infectious illness outbreaks, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

Adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any events of these kinds or other similar risks, may reduce liquidity in the market generally or have other adverse effects on the economy, the Fund or issuers in which the Fund invests. In addition, issuers in which the Fund invests and the Fund may not be able to identify all potential solvency or stress concerns with respect to a financial institution or to transfer assets from one bank or financial institution to another in a timely manner in the event such bank or financial institution comes under stress or fails.

The impacts and effects of infectious illness outbreaks, epidemics or pandemics (such as the COVID-19 outbreak), may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of technology. As the use of technology grows, liquidity and market movements may be affected. As technology is used more widely in the asset management industry, the profitability and growth of the Fund’s holdings may be impacted, which could significantly impact the overall performance of the Fund.

Notes to Financial Statements (continued)

15.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	91,012,760	$650,482,816	88,668,343	$617,671,332
Reinvestment of distributions	35,881,846	255,801,322	33,921,856	235,296,394
Shares reacquired	(143,215,251)	(1,021,413,937)	(175,181,430)	(1,213,804,594)
Decrease	(16,320,645)	$(115,129,799)	(52,591,231)	$(360,836,868)

Class C Shares
Shares sold	14,592,613	$104,495,239	13,162,206	$91,803,611
Reinvestment of distributions	4,444,976	31,759,937	4,589,450	31,920,856
Shares reacquired	(30,103,158)	(215,087,473)	(38,798,577)	(269,218,570)
Decrease	(11,065,569)	$(78,832,297)	(21,046,921)	$(145,494,103)

Class F Shares
Shares sold	9,028,891	$64,233,155	34,372,993	$241,843,516
Reinvestment of distributions	3,913,576	27,831,710	7,600,256	52,909,410
Shares reacquired	(36,900,441)	(261,607,752)	(283,990,803)	(1,990,647,402)
Decrease	(23,957,974)	$(169,542,887)	(242,017,554)	$(1,695,894,476)

Class F3 Shares
Shares sold	160,014,414	$1,135,170,561	175,321,611	$1,211,699,022
Reinvestment of distributions	44,850,077	318,258,389	38,212,736	263,714,647
Shares reacquired	(160,257,622)	(1,136,608,791)	(169,979,686)	(1,169,783,105)
Increase	44,606,869	$316,820,159	43,554,661	$305,630,564

Class I Shares
Shares sold	485,369,391	$3,438,820,258	730,483,655	$5,077,362,432
Reinvestment of distributions	71,566,042	507,420,203	61,550,130	424,262,763
Shares reacquired	(406,135,300)	(2,877,671,070)	(629,413,921)	(4,334,164,739)
Increase	150,800,133	$1,068,569,391	162,619,864	$1,167,460,456

Class P Shares
Shares sold	108,418	$790,514	205,169	$1,458,425
Reinvestment of distributions	56,763	413,757	58,033	411,884
Shares reacquired	(350,036)	(2,546,083)	(337,348)	(2,402,833)
Decrease	(184,855)	$(1,341,812)	(74,146)	$(532,524)

Class R2 Shares
Shares sold	77,856	$554,728	86,555	$600,136
Reinvestment of distributions	29,388	209,537	25,288	175,443
Shares reacquired	(98,554)	(701,869)	(98,757)	(683,184)
Increase	8,690	$62,396	13,086	$92,395

Class R3 Shares
Shares sold	2,406,222	$17,137,562	2,337,692	$16,223,241
Reinvestment of distributions	1,473,727	10,488,039	1,372,307	9,502,921
Shares reacquired	(4,246,961)	(30,182,169)	(5,545,631)	(38,214,097)
Decrease	(367,012)	$(2,556,568)	(1,835,632)	$(12,487,935)

Notes to Financial Statements (concluded)

	Year Ended December 31, 2024		Year Ended December 31, 2023
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	2,174,869	$15,484,091	2,105,965	$14,615,500
Reinvestment of distributions	343,910	2,452,192	332,063	2,304,374
Shares reacquired	(4,014,430)	(28,644,035)	(3,021,614)	(20,931,905)
Decrease	(1,495,651)	$(10,707,752)	(583,586)	$(4,012,031)

Class R5 Shares
Shares sold	1,972,327	$13,976,478	1,024,981	$7,081,721
Reinvestment of distributions	253,263	1,799,572	192,419	1,328,719
Shares reacquired	(1,204,250)	(8,562,822)	(1,119,580)	(7,729,107)
Increase	1,021,340	$7,213,228	97,820	$681,333

Class R6 Shares
Shares sold	19,364,206	$137,112,064	17,668,140	$121,934,540
Reinvestment of distributions	3,273,836	23,225,579	2,787,208	19,229,247
Shares reacquired	(23,928,304)	(169,842,772)	(15,667,760)	(107,800,502)
Increase (decrease)	(1,290,262)	$(9,505,129)	4,787,588	$33,363,285

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of Lord Abbett Bond-Debenture Fund, Inc.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian or counterparties; when replies were not received from counterparties, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
February 26, 2025

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Directors, Officers, and Others

Remuneration paid to directors, officers, and others is included in “Directors’ Remuneration” under Item 7 of this Form N-CSR.

Tax Information (unaudited)

For foreign shareholders, the percentages below reflect the portion of net investment income distributions that represent interest-related dividends:

Fund Name	Interest-related dividends
Bond Debenture Fund	69%

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Bond-Debenture Fund, Inc.	LABD-2 (2/25)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19:	Exhibits.

(a)(1) The Lord Abbett Family of Funds Sarbanes-Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of EX-99.CODEETH.

(a)(2) Not applicable.

(a)(3) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4) Not applicable.

(a)(5) There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

	By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer (Principal Executive Officer)

Date: February 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer (Principal Executive Officer)

Date: February 26, 2025

	By:	/s/Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer (Principal Financial Officer)

Date: February 26, 2025